UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

March 31, 2016

VIPAM-QTLY-0516
1.799882.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
Delphi Automotive PLC	14,500	$1,087,790
Automobiles - 0.3%
General Motors Co.	130,200	4,092,186
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	10,200	4,803,894
Fiesta Restaurant Group, Inc. (a)	36,900	1,209,582
Papa John's International, Inc.	24,600	1,333,074
		7,346,550
Household Durables - 1.4%
Barratt Developments PLC	176,300	1,419,247
Bellway PLC	24,600	926,752
D.R. Horton, Inc.	282,000	8,524,860
PulteGroup, Inc.	251,700	4,709,307
Taylor Morrison Home Corp. (a)	50,000	706,000
Taylor Wimpey PLC	273,600	747,799
		17,033,965
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	9,600	5,698,944
JD.com, Inc. sponsored ADR (a)	41,000	1,086,500
Priceline Group, Inc. (a)	5,900	7,604,864
Vipshop Holdings Ltd. ADR (a)	129,400	1,666,672
		16,056,980
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	30,100	1,562,491
Media - 0.3%
ITV PLC	563,700	1,952,789
Liberty Global PLC Class C (a)	29,500	1,108,020
		3,060,809
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	34,700	2,861,362
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	28,100	1,580,344
Home Depot, Inc.	49,000	6,538,070
Lowe's Companies, Inc.	84,000	6,363,000
TJX Companies, Inc.	45,400	3,557,090
		18,038,504
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd. (a)	186,563	10,626,628
Pandora A/S	26,900	3,522,448
		14,149,076

TOTAL CONSUMER DISCRETIONARY		85,289,713

CONSUMER STAPLES - 0.9%
Beverages - 0.7%
Monster Beverage Corp.	65,100	8,683,038
Tobacco - 0.2%
Imperial Tobacco Group PLC	35,287	1,957,805

TOTAL CONSUMER STAPLES		10,640,843

ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	61,300	2,686,779
Independence Contract Drilling, Inc. (a)	40,000	190,800
		2,877,579
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.	10,300	479,671
Cimarex Energy Co.	13,100	1,274,237
Continental Resources, Inc. (a)(b)	82,500	2,504,700
Devon Energy Corp.	42,900	1,177,176
EOG Resources, Inc.	9,300	674,994
SM Energy Co. (b)	86,700	1,624,758
Williams Partners LP	40,100	820,045
		8,555,581

TOTAL ENERGY		11,433,160

FINANCIALS - 2.0%
Banks - 0.3%
Bank of America Corp.	297,000	4,015,440
Capital Markets - 0.4%
The Blackstone Group LP	166,100	4,659,105
Consumer Finance - 0.4%
OneMain Holdings, Inc. (a)	172,800	4,739,904
Diversified Financial Services - 0.8%
Broadcom Ltd.	33,800	5,222,100
McGraw Hill Financial, Inc.	39,900	3,949,302
MSCI, Inc. Class A	9,300	688,944
		9,860,346
Real Estate Investment Trusts - 0.1%
American Tower Corp.	8,700	890,619

TOTAL FINANCIALS		24,165,414

HEALTH CARE - 8.7%
Biotechnology - 6.8%
AbbVie, Inc.	81,500	4,655,280
Acorda Therapeutics, Inc. (a)	70,900	1,875,305
Actelion Ltd.	25,367	3,791,002
Alexion Pharmaceuticals, Inc. (a)	67,600	9,411,272
Alnylam Pharmaceuticals, Inc. (a)	16,400	1,029,428
Amgen, Inc.	11,600	1,739,188
Amicus Therapeutics, Inc. (a)	110,800	936,260
Biogen, Inc. (a)	10,600	2,759,392
BioMarin Pharmaceutical, Inc. (a)	58,000	4,783,840
bluebird bio, Inc. (a)	1,900	80,750
Celgene Corp. (a)	119,600	11,970,764
Celldex Therapeutics, Inc. (a)(b)	43,100	162,918
Clovis Oncology, Inc. (a)	16,800	322,560
Genmab A/S (a)	32,100	4,448,461
Gilead Sciences, Inc.	138,700	12,740,982
Heron Therapeutics, Inc. (a)	14,800	281,052
Intercept Pharmaceuticals, Inc. (a)	24,010	3,084,565
Medivation, Inc. (a)	185,800	8,543,084
Medy-Tox, Inc.	2,055	792,248
NantKwest, Inc. (a)(b)	10,200	83,844
Novavax, Inc. (a)	250,500	1,292,580
Regeneron Pharmaceuticals, Inc. (a)	4,700	1,694,068
TESARO, Inc. (a)	20,000	880,600
United Therapeutics Corp. (a)	14,700	1,638,021
Vertex Pharmaceuticals, Inc. (a)	28,600	2,273,414
vTv Therapeutics, Inc. Class A (a)	32,500	167,700
		81,438,578
Health Care Equipment & Supplies - 0.1%
Neovasc, Inc. (a)	65,300	278,831
Nevro Corp. (a)	13,000	731,380
		1,010,211
Health Care Providers & Services - 0.1%
AmSurg Corp. (a)	21,400	1,596,440
HealthSouth Corp. warrants 1/17/17 (a)	2,380	4,879
		1,601,319
Pharmaceuticals - 1.7%
Akorn, Inc. (a)	21,800	512,954
Allergan PLC (a)	14,400	3,859,632
Bristol-Myers Squibb Co.	63,900	4,081,932
Collegium Pharmaceutical, Inc.	32,300	586,245
Innocoll Holdings PLC (a)	86,800	730,856
Jazz Pharmaceuticals PLC (a)	30,100	3,929,555
Ocular Therapeutix, Inc. (a)(b)	118,900	1,148,574
Pacira Pharmaceuticals, Inc. (a)	40,400	2,140,392
Relypsa, Inc. (a)(b)	76,300	1,033,865
Shire PLC	4,900	279,470
Supernus Pharmaceuticals, Inc. (a)	30,600	466,650
Valeant Pharmaceuticals International, Inc. (Canada) (a)	43,300	1,138,790
		19,908,915

TOTAL HEALTH CARE		103,959,023

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.6%
General Dynamics Corp.	9,500	1,248,015
Huntington Ingalls Industries, Inc.	21,000	2,875,740
Northrop Grumman Corp.	5,900	1,167,610
TransDigm Group, Inc. (a)	5,300	1,167,802
		6,459,167
Airlines - 3.0%
American Airlines Group, Inc.	240,600	9,867,006
Delta Air Lines, Inc.	162,825	7,926,321
International Consolidated Airlines Group SA CDI	71,200	566,015
Norwegian Air Shuttle A/S (a)(b)	32,600	1,227,223
Southwest Airlines Co.	227,200	10,178,560
United Continental Holdings, Inc. (a)	100,600	6,021,916
		35,787,041
Professional Services - 0.1%
Robert Half International, Inc.	34,600	1,611,668

TOTAL INDUSTRIALS		43,857,876

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)	13,900	877,090
Internet Software & Services - 3.9%
58.com, Inc. ADR (a)	34,700	1,931,055
Akamai Technologies, Inc. (a)	18,100	1,005,817
Alibaba Group Holding Ltd. sponsored ADR (a)	94,000	7,428,820
Alphabet, Inc. Class A	20,800	15,868,320
Cornerstone OnDemand, Inc. (a)	31,400	1,028,978
Facebook, Inc. Class A (a)	126,821	14,470,276
Tencent Holdings Ltd.	263,000	5,376,869
		47,110,135
IT Services - 1.7%
FleetCor Technologies, Inc. (a)	16,700	2,484,125
Global Payments, Inc.	9,400	613,820
MasterCard, Inc. Class A	61,300	5,792,850
PayPal Holdings, Inc. (a)	36,600	1,412,760
Visa, Inc. Class A	122,400	9,361,152
		19,664,707
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	107,300	8,698,811
Qorvo, Inc. (a)	19,300	972,913
Skyworks Solutions, Inc.	35,300	2,749,870
		12,421,594
Software - 0.8%
Adobe Systems, Inc. (a)	85,600	8,029,280
Atlassian Corp. PLC	3,500	88,025
Fleetmatics Group PLC (a)	29,700	1,209,087
Mobileye NV (a)	12,900	481,041
		9,807,433
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	158,800	17,307,612
Nimble Storage, Inc. (a)	50,000	392,000
		17,699,612

TOTAL INFORMATION TECHNOLOGY		107,580,571

MATERIALS - 0.3%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	37,700	3,226,366
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	119,600	1,718,652
TOTAL COMMON STOCKS
(Cost $295,903,373)		391,871,618
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (c)
(Cost $1,119,538)	1,120,000	1,119,790
	Shares	Value

Fixed-Income Funds - 43.9%
Fidelity Emerging Markets Debt Central Fund (d)	642,551	$6,014,276
Fidelity Floating Rate Central Fund (d)	124,258	12,144,935
Fidelity High Income Central Fund 1 (d)	646,289	59,180,660
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	412,495	41,707,387
Fidelity VIP Investment Grade Central Fund (d)	3,799,218	398,917,924
iShares 20+ Year Treasury Bond ETF	53,900	7,039,879
TOTAL FIXED-INCOME FUNDS
(Cost $515,675,064)		525,005,061

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.39% (e)	78,533,850	78,533,850
Fidelity Money Market Central Fund, 0.69% (e)	2,402,180	2,402,180
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	5,775,528	5,775,528
TOTAL MONEY MARKET FUNDS
(Cost $86,711,558)		86,711,558

Equity Funds - 15.7%
Domestic Equity Funds - 4.6%
Fidelity Commodity Strategy Central Fund (d)	1,982,115	11,753,945
Fidelity Real Estate Equity Central Fund (d)	111,737	12,159,176
iShares S&P 500 Index ETF	149,496	30,893,350

TOTAL DOMESTIC EQUITY FUNDS		54,806,471

International Equity Funds - 11.1%
Fidelity Emerging Markets Equity Central Fund (d)	111,022	20,102,810
Fidelity International Equity Central Fund (d)	1,547,563	113,281,627

TOTAL INTERNATIONAL EQUITY FUNDS		133,384,437

TOTAL EQUITY FUNDS
(Cost $180,069,280)		188,190,908
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,079,478,813)		1,192,898,935
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,047,764
NET ASSETS - 100%		$1,194,946,699

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
322 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	13,425,790	$570,169

The face value of futures purchased as a percentage of Net Assets is 1.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,119,790.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,752
Fidelity Commodity Strategy Central Fund	0
Fidelity Emerging Markets Debt Central Fund	96,309
Fidelity Emerging Markets Equity Central Fund	31,076
Fidelity Floating Rate Central Fund	161,851
Fidelity High Income Central Fund 1	987,683
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity International Equity Central Fund	0
Fidelity Money Market Central Fund	3,790
Fidelity Real Estate Equity Central Fund	50,509
Fidelity Securities Lending Cash Central Fund	16,029
Fidelity VIP Investment Grade Central Fund	5,335,576
Total	$6,752,575

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,417,018	$12,613,272	$5,865,513	$11,753,945	2.2%
Fidelity Emerging Markets Debt Central Fund	5,849,849	109,196	149,312	6,014,276	5.6%
Fidelity Emerging Markets Equity Central Fund	17,266,161	2,676,894	738,073	20,102,810	5.4%
Fidelity Floating Rate Central Fund	12,262,439	187,624	298,624	12,144,935	0.8%
Fidelity High Income Central Fund 1	58,949,570	1,116,558	1,493,123	59,180,660	5.3%
Fidelity Inflation-Protected Bond Index Central Fund	35,375,063	5,780,548	895,106	41,707,387	5.1%
Fidelity International Equity Central Fund	118,004,789	369,874	3,020,236	113,281,627	5.4%
Fidelity Real Estate Equity Central Fund	14,123,909	76,989	2,621,243	12,159,176	5.2%
Fidelity VIP Investment Grade Central Fund	435,975,868	15,819,559	57,885,300	398,917,924	8.7%
Total	$702,224,666	$38,750,514	$72,966,530	$675,262,740

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,289,713	$85,289,713	$--	$--
Consumer Staples	10,640,843	10,640,843	--	--
Energy	11,433,160	11,433,160	--	--
Financials	24,165,414	24,165,414	--	--
Health Care	103,959,023	103,679,553	279,470	--
Industrials	43,857,876	43,857,876	--	--
Information Technology	107,580,571	102,203,702	5,376,869	--
Materials	3,226,366	3,226,366	--	--
Utilities	1,718,652	1,718,652	--	--
U.S. Government and Government Agency Obligations	1,119,790	--	1,119,790	--
Fixed-Income Funds	525,005,061	525,005,061	--	--
Money Market Funds	86,711,558	86,711,558	--	--
Equity Funds	188,190,908	188,190,908	--	--
Total Investments in Securities:	$1,192,898,935	$1,186,122,806	$6,776,129	$--
Derivative Instruments:
Assets
Futures Contracts	$570,169	$570,169	$--	$--
Total Assets	$570,169	$570,169	$--	$--
Total Derivative Instruments:	$570,169	$570,169	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$12,794,514

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,075,210,479. Net unrealized appreciation aggregated $117,688,456, of which $152,255,440 related to appreciated investment securities and $34,566,984 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

March 31, 2016

VIPAMG-QTLY-0516
1.799876.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Delphi Automotive PLC	4,300	$322,586
Automobiles - 0.5%
General Motors Co.	32,000	1,005,760
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	2,400	1,130,328
Fiesta Restaurant Group, Inc. (a)	9,400	308,132
Papa John's International, Inc.	5,900	319,721
		1,758,181
Household Durables - 2.0%
Barratt Developments PLC	44,500	358,233
Bellway PLC	4,900	184,597
D.R. Horton, Inc.	71,700	2,167,491
PulteGroup, Inc.	61,900	1,158,149
Taylor Morrison Home Corp. (a)	10,800	152,496
Taylor Wimpey PLC	65,297	178,469
		4,199,435
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	2,400	1,424,736
JD.com, Inc. sponsored ADR (a)	10,100	267,650
Priceline Group, Inc. (a)	1,400	1,804,544
Vipshop Holdings Ltd. ADR (a)	31,600	407,008
		3,903,938
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	6,800	352,988
Media - 0.4%
ITV PLC	144,800	501,621
Liberty Global PLC Class C (a)	6,900	259,164
		760,785
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	8,600	709,156
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	6,800	382,432
Home Depot, Inc.	12,700	1,694,561
Lowe's Companies, Inc.	21,500	1,628,625
TJX Companies, Inc.	11,700	916,695
		4,622,313
Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings Ltd. (a)	45,559	2,595,041
Pandora A/S	6,700	877,338
		3,472,379

TOTAL CONSUMER DISCRETIONARY		21,107,521

CONSUMER STAPLES - 1.2%
Beverages - 1.0%
Monster Beverage Corp.	15,800	2,107,404
Tobacco - 0.2%
Imperial Tobacco Group PLC	8,455	469,103

TOTAL CONSUMER STAPLES		2,576,507

ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	15,000	657,450
Independence Contract Drilling, Inc. (a)	8,600	41,022
		698,472
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	2,500	116,425
Cimarex Energy Co.	2,900	282,083
Continental Resources, Inc. (a)(b)	19,800	601,128
Devon Energy Corp.	10,500	288,120
EOG Resources, Inc.	2,400	174,192
SM Energy Co. (b)	21,400	401,036
Williams Partners LP	9,900	202,455
		2,065,439

TOTAL ENERGY		2,763,911

FINANCIALS - 2.9%
Banks - 0.5%
Bank of America Corp.	77,400	1,046,448
Capital Markets - 0.6%
The Blackstone Group LP	42,200	1,183,710
Consumer Finance - 0.6%
OneMain Holdings, Inc. (a)	42,800	1,174,004
Diversified Financial Services - 1.1%
Broadcom Ltd.	8,300	1,282,350
McGraw Hill Financial, Inc.	10,100	999,698
MSCI, Inc. Class A	1,600	118,528
		2,400,576
Real Estate Investment Trusts - 0.1%
American Tower Corp.	2,100	214,977

TOTAL FINANCIALS		6,019,715

HEALTH CARE - 11.9%
Biotechnology - 9.3%
AbbVie, Inc.	20,000	1,142,400
Acorda Therapeutics, Inc. (a)	15,300	404,685
Actelion Ltd.	5,283	789,524
Alexion Pharmaceuticals, Inc. (a)	16,600	2,311,052
Alnylam Pharmaceuticals, Inc. (a)	3,600	225,972
Amgen, Inc.	3,000	449,790
Amicus Therapeutics, Inc. (a)	28,000	236,600
Biogen, Inc. (a)	2,600	676,832
BioMarin Pharmaceutical, Inc. (a)	14,600	1,204,208
bluebird bio, Inc. (a)	300	12,750
Celgene Corp. (a)	29,000	2,902,610
Celldex Therapeutics, Inc. (a)(b)	7,800	29,484
Clovis Oncology, Inc. (a)	3,600	69,120
Genmab A/S (a)	7,100	983,928
Gilead Sciences, Inc.	34,200	3,141,612
Heron Therapeutics, Inc. (a)	3,700	70,263
Intercept Pharmaceuticals, Inc. (a)	4,630	594,816
Medivation, Inc. (a)	45,800	2,105,884
Medy-Tox, Inc.	470	181,195
NantKwest, Inc. (a)(b)	2,500	20,550
Novavax, Inc. (a)(b)	62,300	321,468
Regeneron Pharmaceuticals, Inc. (a)	1,100	396,484
TESARO, Inc. (a)	4,500	198,135
United Therapeutics Corp. (a)	3,800	423,434
Vertex Pharmaceuticals, Inc. (a)	7,000	556,430
vTv Therapeutics, Inc. Class A (a)	7,900	40,764
		19,489,990
Health Care Equipment & Supplies - 0.1%
Neovasc, Inc. (a)	14,200	60,634
Nevro Corp. (a)	3,200	180,032
		240,666
Health Care Providers & Services - 0.2%
AmSurg Corp. (a)	5,300	395,380
Pharmaceuticals - 2.3%
Akorn, Inc. (a)	5,600	131,768
Allergan PLC (a)	3,800	1,018,514
Bristol-Myers Squibb Co.	15,700	1,002,916
Collegium Pharmaceutical, Inc.	8,000	145,200
Innocoll Holdings PLC (a)	18,700	157,454
Jazz Pharmaceuticals PLC (a)	6,800	887,740
Ocular Therapeutix, Inc. (a)(b)	29,300	283,038
Pacira Pharmaceuticals, Inc. (a)(b)	10,400	550,992
Relypsa, Inc. (a)(b)	17,700	239,835
Shire PLC	1,100	62,738
Supernus Pharmaceuticals, Inc. (a)	7,400	112,850
Valeant Pharmaceuticals International, Inc. (Canada) (a)	10,800	284,040
		4,877,085

TOTAL HEALTH CARE		25,003,121

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.8%
General Dynamics Corp.	2,400	315,288
Huntington Ingalls Industries, Inc.	5,500	753,170
Northrop Grumman Corp.	1,500	296,850
TransDigm Group, Inc. (a)	1,200	264,408
		1,629,716
Airlines - 4.2%
American Airlines Group, Inc.	60,100	2,464,701
Delta Air Lines, Inc.	40,400	1,966,672
International Consolidated Airlines Group SA CDI	17,600	139,914
Norwegian Air Shuttle A/S (a)(b)	8,100	304,923
Southwest Airlines Co.	56,300	2,522,240
United Continental Holdings, Inc. (a)	25,200	1,508,472
		8,906,922
Professional Services - 0.2%
Robert Half International, Inc.	8,200	381,956

TOTAL INDUSTRIALS		10,918,594

INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)	3,000	189,300
Internet Software & Services - 5.5%
58.com, Inc. ADR (a)	8,300	461,895
Akamai Technologies, Inc. (a)	4,100	227,837
Alibaba Group Holding Ltd. sponsored ADR (a)	23,200	1,833,496
Alphabet, Inc. Class A	5,200	3,967,080
Cornerstone OnDemand, Inc. (a)	6,800	222,836
Facebook, Inc. Class A (a)	31,180	3,557,638
Tencent Holdings Ltd.	65,600	1,341,151
		11,611,933
IT Services - 2.2%
FleetCor Technologies, Inc. (a)	3,000	446,250
Global Payments, Inc.	2,300	150,190
MasterCard, Inc. Class A	15,600	1,474,200
PayPal Holdings, Inc. (a)	9,000	347,400
Visa, Inc. Class A	29,400	2,248,512
		4,666,552
Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV (a)	26,900	2,180,783
Qorvo, Inc. (a)	4,600	231,886
Skyworks Solutions, Inc.	8,600	669,940
		3,082,609
Software - 1.1%
Adobe Systems, Inc. (a)	21,200	1,988,560
Atlassian Corp. PLC	600	15,090
Fleetmatics Group PLC (a)	7,100	289,041
Mobileye NV (a)	2,900	108,141
		2,400,832
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	39,600	4,316,004
Nimble Storage, Inc. (a)	10,900	85,456
		4,401,460

TOTAL INFORMATION TECHNOLOGY		26,352,686

MATERIALS - 0.4%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	9,100	778,778
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	27,300	392,301
TOTAL COMMON STOCKS
(Cost $74,288,943)		95,913,134
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.34% 5/5/16 to 6/2/16 (c)
(Cost $369,863)	370,000	369,948
	Shares	Value

Fixed-Income Funds - 28.0%
Fidelity Emerging Markets Debt Central Fund (d)	114,554	$1,072,229
Fidelity Floating Rate Central Fund (d)	22,589	2,207,823
Fidelity High Income Central Fund 1 (d)	114,998	10,530,402
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	72,565	7,337,092
Fidelity VIP Investment Grade Central Fund (d)	344,374	36,159,242
iShares 20+ Year Treasury Bond ETF	12,600	1,645,686
TOTAL FIXED-INCOME FUNDS
(Cost $58,222,351)		58,952,474

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.39% (e)	8,258,813	8,258,813
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	2,688,825	2,688,825
TOTAL MONEY MARKET FUNDS
(Cost $10,947,638)		10,947,638

Equity Funds - 22.5%
Domestic Equity Funds - 6.1%
Fidelity Commodity Strategy Central Fund (d)	348,021	2,063,767
Fidelity Real Estate Equity Central Fund (d)	20,211	2,199,356
iShares S&P 500 Index ETF	41,619	8,600,566

TOTAL DOMESTIC EQUITY FUNDS		12,863,689

International Equity Funds - 16.4%
Fidelity Emerging Markets Equity Central Fund (d)	29,918	5,417,336
Fidelity International Equity Central Fund (d)	398,528	29,172,255

TOTAL INTERNATIONAL EQUITY FUNDS		34,589,591

TOTAL EQUITY FUNDS
(Cost $47,897,085)		47,453,280
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $191,725,880)		213,636,474
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(3,125,454)
NET ASSETS - 100%		$210,511,020

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	2,126,445	$90,306

The face value of futures purchased as a percentage of Net Assets is 1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,948.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,037
Fidelity Commodity Strategy Central Fund	0
Fidelity Emerging Markets Debt Central Fund	17,212
Fidelity Emerging Markets Equity Central Fund	8,367
Fidelity Floating Rate Central Fund	29,484
Fidelity High Income Central Fund 1	176,183
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity International Equity Central Fund	0
Fidelity Real Estate Equity Central Fund	9,162
Fidelity Securities Lending Cash Central Fund	8,058
Fidelity VIP Investment Grade Central Fund	679,276
Total	$934,779

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$814,239	$2,199,871	$1,053,544	$2,063,767	0.4%
Fidelity Emerging Markets Debt Central Fund	1,050,601	22,288	37,065	1,072,229	1.0%
Fidelity Emerging Markets Equity Central Fund	5,218,391	236,144	244,601	5,417,336	1.5%
Fidelity Floating Rate Central Fund	2,243,724	39,637	74,129	2,207,823	0.2%
Fidelity High Income Central Fund 1	10,566,557	226,950	370,640	10,530,402	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	6,360,635	990,646	272,949	7,337,092	0.9%
Fidelity International Equity Central Fund	30,444,622	405,187	1,136,333	29,172,255	1.4%
Fidelity Real Estate Equity Central Fund	2,555,834	17,183	478,983	2,199,356	0.9%
Fidelity VIP Investment Grade Central Fund	40,366,961	2,096,798	6,749,765	36,159,242	0.8%
Total	$99,621,564	$6,234,704	$10,418,009	$96,159,502

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,107,521	$21,107,521	$--	$--
Consumer Staples	2,576,507	2,576,507	--	--
Energy	2,763,911	2,763,911	--	--
Financials	6,019,715	6,019,715	--	--
Health Care	25,003,121	24,940,383	62,738	--
Industrials	10,918,594	10,918,594	--	--
Information Technology	26,352,686	25,011,535	1,341,151	--
Materials	778,778	778,778	--	--
Utilities	392,301	392,301	--	--
U.S. Government and Government Agency Obligations	369,948	--	369,948	--
Fixed-Income Funds	58,952,474	58,952,474	--	--
Money Market Funds	10,947,638	10,947,638	--	--
Equity Funds	47,453,280	47,453,280	--	--
Total Investments in Securities:	$213,636,474	$211,862,637	$1,773,837	$--
Derivative Instruments:
Assets
Futures Contracts	$90,306	$90,306	$--	$--
Total Assets	$90,306	$90,306	$--	$--
Total Derivative Instruments:	$90,306	$90,306	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,911,913

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $192,073,550. Net unrealized appreciation aggregated $21,562,924, of which $30,617,745 related to appreciated investment securities and $9,054,821 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

March 31, 2016

VIPF2005-QTLY-0516
1.830285.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	10,595	$323,776
VIP Equity-Income Portfolio Initial Class (a)	17,473	341,082
VIP Growth & Income Portfolio Initial Class (a)	22,144	389,066
VIP Growth Portfolio Initial Class (a)	5,903	332,656
VIP Mid Cap Portfolio Initial Class (a)	3,118	94,587
VIP Value Portfolio Initial Class (a)	18,667	250,509
VIP Value Strategies Portfolio Initial Class (a)	8,533	122,278
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,661,588)		1,853,954

International Equity Funds - 12.9%
VIP Emerging Markets Portfolio Initial Class (a)	46,961	391,186
VIP Overseas Portfolio Initial Class (a)	28,910	530,496
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $930,538)		921,682

Bond Funds - 40.4%
VIP High Income Portfolio Initial Class (a)	53,454	271,011
VIP Investment Grade Bond Portfolio Initial Class (a)	204,119	2,598,439
TOTAL BOND FUNDS
(Cost $2,883,499)		2,869,450

Short-Term Funds - 20.6%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $1,462,180)	1,462,180	1,462,180
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,937,805)		7,107,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26)
NET ASSETS - 100%		$7,107,240

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$345,345	$49,504	$39,732	$--	$323,776
VIP Emerging Markets Portfolio Initial Class	334,048	71,361	25,386	--	391,186
VIP Equity-Income Portfolio Initial Class	364,438	37,156	45,951	--	341,082
VIP Government Money Market Portfolio Initial Class 0.18%	1,444,116	204,090	186,026	473	1,462,180
VIP Growth & Income Portfolio Initial Class	410,815	55,388	50,918	--	389,066
VIP Growth Portfolio Initial Class	359,571	51,478	30,508	--	332,656
VIP High Income Portfolio Initial Class	269,246	14,166	18,698	--	271,011
VIP Investment Grade Bond Portfolio Initial Class	2,708,209	116,081	299,643	1,419	2,598,439
VIP Mid Cap Portfolio Initial Class	98,732	14,684	12,578	--	94,587
VIP Overseas Portfolio Initial Class	508,345	111,890	73,114	--	530,496
VIP Value Portfolio Initial Class	263,408	19,110	33,024	--	250,509
VIP Value Strategies Portfolio Initial Class	127,061	13,165	16,403	--	122,278
Total	$7,233,334	$758,073	$831,981	$1,892	$7,107,266

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $7,001,529. Net unrealized appreciation aggregated $105,737, of which $306,718 related to appreciated investment securities and $200,981 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

March 31, 2016

VIPF2010-QTLY-0516
1.830288.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	541,914	$16,560,899
VIP Equity-Income Portfolio Initial Class (a)	893,739	17,445,786
VIP Growth & Income Portfolio Initial Class (a)	1,132,624	19,900,196
VIP Growth Portfolio Initial Class (a)	301,943	17,014,489
VIP Mid Cap Portfolio Initial Class (a)	159,458	4,837,941
VIP Value Portfolio Initial Class (a)	954,774	12,813,066
VIP Value Strategies Portfolio Initial Class (a)	436,451	6,254,347
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,902,380)		94,826,724

International Equity Funds - 15.9%
VIP Emerging Markets Portfolio Initial Class (a)	2,225,760	18,540,582
VIP Overseas Portfolio Initial Class (a)	1,527,986	28,038,547
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,488,657)		46,579,129

Bond Funds - 36.6%
VIP High Income Portfolio Initial Class (a)	2,208,218	11,195,665
VIP Investment Grade Bond Portfolio Initial Class (a)	7,568,896	96,352,050
TOTAL BOND FUNDS
(Cost $108,391,432)		107,547,715

Short-Term Funds - 15.2%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $44,614,107)	44,614,107	44,614,107
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $277,396,576)		293,567,675
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,886)
NET ASSETS - 100%		$293,516,789

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$17,167,420	$2,055,240	$1,098,895	$--	$16,560,899
VIP Emerging Markets Portfolio Initial Class	15,839,466	2,609,991	460,914	--	18,540,582
VIP Equity-Income Portfolio Initial Class	18,113,503	1,432,380	1,391,599	--	17,445,786
VIP Government Money Market Portfolio Initial Class 0.18%	42,599,519	6,336,291	4,321,703	14,188	44,614,107
VIP Growth & Income Portfolio Initial Class	20,424,953	2,252,994	1,481,370	--	19,900,196
VIP Growth Portfolio Initial Class	17,868,742	2,157,598	608,088	--	17,014,489
VIP High Income Portfolio Initial Class	10,923,164	344,064	331,815	--	11,195,665
VIP Investment Grade Bond Portfolio Initial Class	98,704,908	2,085,472	7,186,505	52,551	96,352,050
VIP Mid Cap Portfolio Initial Class	4,910,483	606,134	370,653	--	4,837,941
VIP Overseas Portfolio Initial Class	26,869,493	4,272,504	2,215,067	--	28,038,547
VIP Value Portfolio Initial Class	13,096,481	603,761	965,506	--	12,813,066
VIP Value Strategies Portfolio Initial Class	6,319,924	487,429	486,647	--	6,254,347
Total	$292,838,056	$25,243,858	$20,918,762	$66,739	$293,567,675

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $278,667,741. Net unrealized appreciation aggregated $14,899,934, of which $21,657,819 related to appreciated investment securities and $6,757,885 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

March 31, 2016

VIPF2015-QTLY-0516
1.830292.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	224,444	$6,858,997
VIP Equity-Income Portfolio Initial Class (a)	370,152	7,225,372
VIP Growth & Income Portfolio Initial Class (a)	469,091	8,241,929
VIP Growth Portfolio Initial Class (a)	125,050	7,046,561
VIP Mid Cap Portfolio Initial Class (a)	66,041	2,003,679
VIP Value Portfolio Initial Class (a)	395,427	5,306,631
VIP Value Strategies Portfolio Initial Class (a)	180,762	2,590,320
TOTAL DOMESTIC EQUITY FUNDS
(Cost $30,238,243)		39,273,489

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Initial Class (a)	846,843	7,054,201
VIP Overseas Portfolio Initial Class (a)	646,487	11,863,035
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,814,817)		18,917,236

Bond Funds - 33.1%
VIP High Income Portfolio Initial Class (a)	769,422	3,900,970
VIP Investment Grade Bond Portfolio Initial Class (a)	2,351,711	29,937,282
TOTAL BOND FUNDS
(Cost $33,543,946)		33,838,252

Short-Term Funds - 10.0%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $10,247,892)	10,247,892	10,247,892
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $91,844,898)		102,276,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,615)
NET ASSETS - 100%		$102,264,254

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$7,557,166	$856,975	$851,415	$--	$6,858,997
VIP Emerging Markets Portfolio Initial Class	6,517,393	931,148	578,593	--	7,054,201
VIP Equity-Income Portfolio Initial Class	7,973,999	594,853	1,012,641	--	7,225,372
VIP Government Money Market Portfolio Initial Class 0.18%	10,316,981	1,829,466	1,898,555	3,255	10,247,892
VIP Growth & Income Portfolio Initial Class	8,992,564	936,029	1,094,038	--	8,241,929
VIP Growth Portfolio Initial Class	7,864,375	899,835	650,628	--	7,046,561
VIP High Income Portfolio Initial Class	4,087,254	137,693	410,179	--	3,900,970
VIP Investment Grade Bond Portfolio Initial Class	33,114,714	642,317	4,696,615	17,164	29,937,282
VIP Mid Cap Portfolio Initial Class	2,162,001	253,320	269,394	--	2,003,679
VIP Overseas Portfolio Initial Class	12,286,227	1,591,168	1,562,980	--	11,863,035
VIP Value Portfolio Initial Class	5,765,964	236,167	708,329	--	5,306,631
VIP Value Strategies Portfolio Initial Class	2,782,739	199,271	350,810	--	2,590,320
Total	$109,421,377	$9,108,242	$14,084,177	$20,419	$102,276,869

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $92,308,653. Net unrealized appreciation aggregated $9,968,216, of which $12,596,965 related to appreciated investment securities and $2,628,749 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

March 31, 2016

VIPF2020-QTLY-0516
1.830298.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,752,970	$53,570,769
VIP Equity-Income Portfolio Initial Class (a)	2,890,971	56,431,758
VIP Growth & Income Portfolio Initial Class (a)	3,663,715	64,371,468
VIP Growth Portfolio Initial Class (a)	976,660	55,034,813
VIP Mid Cap Portfolio Initial Class (a)	515,792	15,649,144
VIP Value Portfolio Initial Class (a)	3,088,361	41,445,807
VIP Value Strategies Portfolio Initial Class (a)	1,411,795	20,231,029
TOTAL DOMESTIC EQUITY FUNDS
(Cost $242,203,945)		306,734,788

International Equity Funds - 20.3%
VIP Emerging Markets Portfolio Initial Class (a)	6,316,267	52,614,500
VIP Overseas Portfolio Initial Class (a)	5,078,043	93,182,098
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $137,102,256)		145,796,598

Bond Funds - 29.9%
VIP High Income Portfolio Initial Class (a)	5,408,938	27,423,317
VIP Investment Grade Bond Portfolio Initial Class (a)	14,767,503	187,990,313
TOTAL BOND FUNDS
(Cost $218,986,208)		215,413,630

Short-Term Funds - 7.1%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $50,979,531)	50,979,531	50,979,531
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $649,271,940)		718,924,547
NET OTHER ASSETS (LIABILITIES) - 0.0%		(121,568)
NET ASSETS - 100%		$718,802,979

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$55,968,120	$5,882,382	$3,139,261	$-	$53,570,769
VIP Emerging Markets Portfolio Initial Class	46,527,233	10,742,106	6,103,709	--	52,614,500
VIP Equity-Income Portfolio Initial Class	59,053,501	4,160,845	4,434,383	-	56,431,758
VIP Government Money Market Portfolio Initial Class	47,243,314	11,117,859	7,381,642	15,011	50,979,531
VIP Growth & Income Portfolio Initial Class	66,589,000	6,370,913	4,298,674	-	64,371,468
VIP Growth Portfolio Initial Class	58,254,565	6,306,436	1,659,686	-	55,034,813
VIP High Income Portfolio Initial Class	27,331,359	904,856	1,430,258	--	27,423,317
VIP Investment Grade Bond Portfolio Initial Class	198,513,537	2,897,582	18,833,571	103,579	187,990,313
VIP Mid Cap Portfolio Initial Class	16,008,525	1,740,186	1,077,179	-	15,649,144
VIP Overseas Portfolio Initial Class	92,381,031	10,011,178	5,934,020	--	93,182,098
VIP Value Portfolio Initial Class	42,695,610	1,360,161	2,807,928	-	41,445,807
VIP Value Strategies Portfolio Initial Class	20,603,221	1,290,777	1,415,851	--	20,231,029
Total	$731,169,016	$62,785,281	$58,516,162	$118,590	$718,924,547

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $651,597,044. Net unrealized appreciation aggregated $67,327,503, of which $85,271,327 related to appreciated investment securities and $17,943,824 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

March 31, 2016

VIPF2025-QTLY-0516
1.830299.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	324,682	$9,922,279
VIP Equity-Income Portfolio Initial Class (a)	535,458	10,452,146
VIP Growth & Income Portfolio Initial Class (a)	678,585	11,922,736
VIP Growth Portfolio Initial Class (a)	180,894	10,193,390
VIP Mid Cap Portfolio Initial Class (a)	95,534	2,898,493
VIP Value Portfolio Initial Class (a)	572,017	7,676,463
VIP Value Strategies Portfolio Initial Class(a)	261,490	3,747,145
TOTAL DOMESTIC EQUITY FUNDS
(Cost $49,949,635)		56,812,652

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,118,576	9,317,734
VIP Overseas Portfolio Initial Class (a)	950,411	17,440,039
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,834,688)		26,757,773

Bond Funds - 27.0%
VIP High Income Portfolio Initial Class (a)	902,352	4,574,924
VIP Investment Grade Bond Portfolio Initial Class (a)	2,184,242	27,805,403
TOTAL BOND FUNDS
(Cost $32,993,615)		32,380,327

Short-Term Funds - 3.3%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $3,970,223)	3,970,223	3,970,223
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $112,748,161)		119,920,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,244)
NET ASSETS - 100%		$119,906,731

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$9,757,612	$1,601,453	$563,222	$--	$9,922,279
VIP Emerging Markets Portfolio Initial Class	7,812,141	1,486,541	252,729	--	9,317,734
VIP Equity-Income Portfolio Initial Class	10,299,890	1,419,056	877,963	--	10,452,146
VIP Government Money Market Portfolio Initial Class 0.18%	3,765,099	915,314	710,190	1,220	3,970,223
VIP Growth & Income Portfolio Initial Class	11,614,475	1,796,711	767,379	--	11,922,736
VIP Growth Portfolio Initial Class	10,159,178	1,733,472	346,312	--	10,193,390
VIP High Income Portfolio Initial Class	4,272,157	463,342	265,223	--	4,574,924
VIP Investment Grade Bond Portfolio Initial Class	26,202,534	3,455,496	2,594,519	13,887	27,805,403
VIP Mid Cap Portfolio Initial Class	2,792,118	469,728	193,084	--	2,898,493
VIP Overseas Portfolio Initial Class	16,448,853	2,616,753	1,071,027	--	17,440,039
VIP Value Portfolio Initial Class	7,446,789	676,218	502,104	--	7,676,463
VIP Value Strategies Portfolio Initial Class	3,593,628	440,406	255,340	--	3,747,145
Total	$114,164,474	$17,074,490	$8,399,092	$15,107	$119,920,975

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $113,317,725. Net unrealized appreciation aggregated $6,603,250, of which $10,671,921 related to appreciated investment securities and $4,068,671 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

March 31, 2016

VIPF2030-QTLY-0516
1.830294.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	868,828	$26,551,397
VIP Equity-Income Portfolio Initial Class (a)	1,432,825	27,968,735
VIP Growth & Income Portfolio Initial Class (a)	1,815,824	31,904,035
VIP Growth Portfolio Initial Class (a)	484,038	27,275,565
VIP Mid Cap Portfolio Initial Class (a)	255,636	7,755,988
VIP Value Portfolio Initial Class (a)	1,530,634	20,541,105
VIP Value Strategies Portfolio Initial Class (a)	699,720	10,026,986
TOTAL DOMESTIC EQUITY FUNDS
(Cost $134,678,403)		152,023,811

International Equity Funds - 26.7%
VIP Emerging Markets Portfolio Initial Class (a)	2,782,858	23,181,205
VIP Overseas Portfolio Initial Class (a)	2,579,809	47,339,500
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $68,525,601)		70,520,705

Bond Funds - 15.0%
VIP High Income Portfolio Initial Class (a)	1,988,573	10,082,067
VIP Investment Grade Bond Portfolio Initial Class (a)	2,314,238	29,460,252
TOTAL BOND FUNDS
(Cost $40,686,496)		39,542,319

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $2,114,763)	2,114,763	2,114,763
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $246,005,263)		264,201,598
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,520)
NET ASSETS - 100%		$264,168,078

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$26,983,105	$3,036,251	$1,026,850	$--	$26,551,397
VIP Emerging Markets Portfolio Initial Class	20,408,441	2,606,928	453,108	--	23,181,205
VIP Equity-Income Portfolio Initial Class	28,466,124	2,681,588	2,071,034	--	27,968,735
VIP Government Money Market Portfolio Initial Class 0.18%	3,467,507	237,634	1,590,377	812	2,114,763
VIP Growth & Income Portfolio Initial Class	32,094,830	3,267,052	1,428,433	--	31,904,035
VIP Growth Portfolio Initial Class	28,091,218	3,890,874	958,148	--	27,275,565
VIP High Income Portfolio Initial Class	9,812,148	707,721	660,894	--	10,082,067
VIP Investment Grade Bond Portfolio Initial Class	27,531,638	3,468,422	2,309,558	14,690	29,460,252
VIP Mid Cap Portfolio Initial Class	7,717,230	885,064	363,711	--	7,755,988
VIP Overseas Portfolio Initial Class	46,685,271	4,093,970	1,771,034	--	47,339,500
VIP Value Portfolio Initial Class	20,580,872	788,521	939,971	--	20,541,105
VIP Value Strategies Portfolio Initial Class	9,929,818	688,914	482,066	--	10,026,986
Total	$261,768,202	$26,352,939	$14,055,184	$15,502	$264,201,598

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $248,162,231. Net unrealized appreciation aggregated $16,039,367, of which $26,748,627 related to appreciated investment securities and $10,709,260 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

March 31, 2016

VF-2035-QTLY-0516
1.903282.106

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	95,757	$2,926,344
VIP Equity-Income Portfolio Initial Class (a)	157,915	3,082,491
VIP Growth & Income Portfolio Initial Class (a)	200,127	3,516,231
VIP Growth Portfolio Initial Class (a)	53,346	3,006,033
VIP Mid Cap Portfolio Initial Class (a)	28,174	854,800
VIP Value Portfolio Initial Class (a)	168,692	2,263,853
VIP Value Strategies Portfolio Initial Class (a)	77,118	1,105,100
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,763,432)		16,754,852

International Equity Funds - 29.4%
VIP Emerging Markets Portfolio Initial Class (a)	294,010	2,449,103
VIP Overseas Portfolio Initial Class (a)	286,612	5,259,326
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,992,800)		7,708,429

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	197,266	1,000,139
VIP Investment Grade Bond Portfolio Initial Class (a)	41,668	530,427
TOTAL BOND FUNDS
(Cost $1,615,834)		1,530,566

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $209,788)	209,788	209,788
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $27,581,854)		26,203,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,503)
NET ASSETS - 100%		$26,199,132

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$2,672,572	$591,281	$108,320	$--	$2,926,344
VIP Emerging Markets Portfolio Initial Class	1,961,877	477,667	64,630	--	2,449,103
VIP Equity-Income Portfolio Initial Class	2,820,554	574,259	212,645	--	3,082,491
VIP Government Money Market Portfolio Initial Class 0.18%	312,017	46,563	148,792	77	209,788
VIP Growth & Income Portfolio Initial Class	3,181,522	663,936	143,624	--	3,516,231
VIP Growth Portfolio Initial Class	2,780,156	712,738	125,735	--	3,006,033
VIP High Income Portfolio Initial Class	884,011	168,536	75,377	--	1,000,139
VIP Investment Grade Bond Portfolio Initial Class	480,847	97,838	62,149	256	530,427
VIP Mid Cap Portfolio Initial Class	764,849	170,519	37,400	--	854,800
VIP Overseas Portfolio Initial Class	4,680,687	894,494	170,184	--	5,259,326
VIP Value Portfolio Initial Class	2,040,008	299,704	99,770	--	2,263,853
VIP Value Strategies Portfolio Initial Class	984,905	173,997	49,745	--	1,105,100
Total	$23,564,005	$4,871,532	$1,298,371	$333	$26,203,635

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $27,768,971. Net unrealized depreciation aggregated $1,565,336, of which $627,142 related to appreciated investment securities and $2,192,478 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

March 31, 2016

VF-2040-QTLY-0516
1.903284.106

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	180,623	$5,519,844
VIP Equity-Income Portfolio Initial Class (a)	297,868	5,814,384
VIP Growth & Income Portfolio Initial Class (a)	377,492	6,632,528
VIP Growth Portfolio Initial Class (a)	100,624	5,670,158
VIP Mid Cap Portfolio Initial Class (a)	53,144	1,612,375
VIP Value Portfolio Initial Class (a)	318,198	4,270,218
VIP Value Strategies Portfolio Initial Class (a)	145,465	2,084,508
TOTAL DOMESTIC EQUITY FUNDS
(Cost $32,340,133)		31,604,015

International Equity Funds - 29.4%
VIP Emerging Markets Portfolio Initial Class (a)	554,591	4,619,747
VIP Overseas Portfolio Initial Class (a)	540,617	9,920,313
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,851,382)		14,540,060

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	372,096	1,886,526
VIP Investment Grade Bond Portfolio Initial Class (a)	78,596	1,000,526
TOTAL BOND FUNDS
(Cost $3,078,102)		2,887,052

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $395,714)	395,714	395,714
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $50,665,331)		49,426,841
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,143)
NET ASSETS - 100%		$49,422,698

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$5,247,350	$924,854	$182,732	$--	$5,519,844
VIP Emerging Markets Portfolio Initial Class	3,848,130	751,157	106,154	--	4,619,747
VIP Equity-Income Portfolio Initial Class	5,537,158	873,255	386,729	--	5,814,384
VIP Government Money Market Portfolio Initial Class 0.18%	613,131	71,555	288,972	147	395,714
VIP Growth & Income Portfolio Initial Class	6,243,507	1,026,094	249,096	--	6,632,528
VIP Growth Portfolio Initial Class	5,461,754	1,153,807	219,066	--	5,670,158
VIP High Income Portfolio Initial Class	1,735,296	248,094	137,778	--	1,886,526
VIP Investment Grade Bond Portfolio Initial Class	944,695	146,834	117,381	490	1,000,526
VIP Mid Cap Portfolio Initial Class	1,500,827	267,586	64,401	--	1,612,375
VIP Overseas Portfolio Initial Class	9,194,682	1,339,053	292,614	--	9,920,313
VIP Value Portfolio Initial Class	4,003,065	407,835	169,642	--	4,270,218
VIP Value Strategies Portfolio Initial Class	1,931,763	256,052	85,478	--	2,084,508
Total	$46,261,358	$7,466,176	$2,300,043	$637	$49,426,841

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $50,976,525. Net unrealized depreciation aggregated $1,549,684, of which $1,976,239 related to appreciated investment securities and $3,525,923 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

March 31, 2016

VF-2045-QTLY-0516
1.903286.106

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	48,736	$1,489,374
VIP Equity-Income Portfolio Initial Class (a)	80,370	1,568,822
VIP Growth & Income Portfolio Initial Class (a)	101,854	1,789,578
VIP Growth Portfolio Initial Class (a)	27,150	1,529,878
VIP Mid Cap Portfolio Initial Class (a)	14,339	435,048
VIP Value Portfolio Initial Class (a)	85,855	1,152,170
VIP Value Strategies Portfolio Initial Class (a)	39,249	562,434
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,019,469)		8,527,304

International Equity Funds - 29.4%
VIP Emerging Markets Portfolio Initial Class (a)	149,599	1,246,157
VIP Overseas Portfolio Initial Class (a)	145,893	2,677,136
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,054,375)		3,923,293

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	100,396	509,006
VIP Investment Grade Bond Portfolio Initial Class (a)	21,206	269,957
TOTAL BOND FUNDS
(Cost $822,901)		778,963

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $106,771)	106,771	106,771
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,003,516)		13,336,331
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,484)
NET ASSETS - 100%		$13,333,847

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,395,911	$284,176	$64,195	$--	$1,489,374
VIP Emerging Markets Portfolio Initial Class	1,021,953	230,882	41,610	--	1,246,157
VIP Equity-Income Portfolio Initial Class	1,467,471	268,266	111,776	--	1,568,822
VIP Government Money Market Portfolio Initial Class 0.18%	163,036	23,420	79,685	39	106,771
VIP Growth & Income Portfolio Initial Class	1,659,610	307,825	73,890	--	1,789,578
VIP Growth Portfolio Initial Class	1,451,452	355,222	80,688	--	1,529,878
VIP High Income Portfolio Initial Class	460,721	80,928	43,727	--	509,006
VIP Investment Grade Bond Portfolio Initial Class	251,131	47,018	35,277	132	269,957
VIP Mid Cap Portfolio Initial Class	398,334	80,182	18,889	--	435,048
VIP Overseas Portfolio Initial Class	2,441,862	415,610	96,064	--	2,677,136
VIP Value Portfolio Initial Class	1,062,071	134,111	52,742	--	1,152,170
VIP Value Strategies Portfolio Initial Class	511,292	80,398	25,031	--	562,434
Total	$12,284,844	$2,308,038	$723,574	$171	$13,336,331

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $14,159,162. Net unrealized depreciation aggregated $822,831, of which $362,545 related to appreciated investment securities and $1,185,376 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

March 31, 2016

VF-2050-QTLY-0516
1.903288.106

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	49,232	$1,504,534
VIP Equity-Income Portfolio Initial Class (a)	81,189	1,584,812
VIP Growth & Income Portfolio Initial Class (a)	102,892	1,807,813
VIP Growth Portfolio Initial Class (a)	27,427	1,545,495
VIP Mid Cap Portfolio Initial Class (a)	14,485	439,481
VIP Value Portfolio Initial Class (a)	86,730	1,163,921
VIP Value Strategies Portfolio Initial Class (a)	39,649	568,169
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,950,602)		8,614,225

International Equity Funds - 29.4%
VIP Emerging Markets Portfolio Initial Class (a)	151,156	1,259,129
VIP Overseas Portfolio Initial Class (a)	147,360	2,704,054
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,063,746)		3,963,183

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	101,421	514,203
VIP Investment Grade Bond Portfolio Initial Class (a)	21,423	272,710
TOTAL BOND FUNDS
(Cost $834,935)		786,913

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $107,859)	107,859	107,859
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,957,142)		13,472,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,825)
NET ASSETS - 100%		$13,470,355

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,467,418	$301,062	$132,578	$--	$1,504,534
VIP Emerging Markets Portfolio Initial Class	1,075,159	236,245	85,536	--	1,259,129
VIP Equity-Income Portfolio Initial Class	1,543,548	289,075	188,212	--	1,584,812
VIP Government Money Market Portfolio Initial Class 0.18%	171,714	24,530	88,385	40	107,859
VIP Growth & Income Portfolio Initial Class	1,743,810	329,760	156,638	--	1,807,813
VIP Growth Portfolio Initial Class	1,530,404	367,294	149,510	--	1,545,495
VIP High Income Portfolio Initial Class	484,004	84,343	65,474	--	514,203
VIP Investment Grade Bond Portfolio Initial Class	263,991	48,873	47,425	135	272,710
VIP Mid Cap Portfolio Initial Class	418,396	85,825	38,931	--	439,481
VIP Overseas Portfolio Initial Class	2,569,351	431,907	206,221	--	2,704,054
VIP Value Portfolio Initial Class	1,116,066	147,940	106,592	--	1,163,921
VIP Value Strategies Portfolio Initial Class	536,774	87,477	50,833	--	568,169
Total	$12,920,635	$2,434,331	$1,316,335	$175	$13,472,180

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $14,224,469. Net unrealized depreciation aggregated $752,289, of which $424,899 related to appreciated investment securities and $1,177,188 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

March 31, 2016

VIPFINC-QTLY-0516
1.830282.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	38,189	$1,167,048
VIP Equity-Income Portfolio Initial Class (a)	62,983	1,229,429
VIP Growth & Income Portfolio Initial Class (a)	79,817	1,402,385
VIP Growth Portfolio Initial Class (a)	21,279	1,199,070
VIP Mid Cap Portfolio Initial Class (a)	11,237	340,939
VIP Value Portfolio Initial Class (a)	67,285	902,966
VIP Value Strategies Portfolio Initial Class (a)	30,757	440,750
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,295,866)		6,682,587

International Equity Funds - 9.0%
VIP Emerging Markets Portfolio Initial Class (a)	207,190	1,725,895
VIP Overseas Portfolio Initial Class (a)	94,923	1,741,842
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,264,202)		3,467,737

Bond Funds - 45.1%
VIP High Income Portfolio Initial Class (a)	290,809	1,474,401
VIP Investment Grade Bond Portfolio Initial Class (a)	1,254,827	15,973,953
TOTAL BOND FUNDS
(Cost $17,516,892)		17,448,354

Short-Term Funds - 28.6%
VIP Government Money Market Portfolio Initial Class 0.18% (a)(b)
(Cost $11,074,400)	11,074,400	11,074,400
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $38,151,360)		38,673,078
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,621)
NET ASSETS - 100%		$38,669,457

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,198,299	$227,014	$146,246	$--	$1,167,048
VIP Emerging Markets Portfolio Initial Class	1,352,923	711,107	393,913	--	1,725,895
VIP Equity-Income Portfolio Initial Class	1,261,713	186,763	168,965	--	1,229,429
VIP Government Money Market Portfolio Initial Class 0.18%	10,734,197	1,532,681	1,192,478	3,692	11,074,400
VIP Growth & Income Portfolio Initial Class	1,422,495	259,871	186,956	--	1,402,385
VIP Growth Portfolio Initial Class	1,244,836	238,708	112,669	--	1,199,070
VIP High Income Portfolio Initial Class	1,402,858	147,812	159,524	--	1,474,401
VIP Investment Grade Bond Portfolio Initial Class	15,986,426	1,210,344	1,678,214	8,760	15,973,953
VIP Mid Cap Portfolio Initial Class	341,971	67,180	46,128	--	340,939
VIP Overseas Portfolio Initial Class	1,454,171	604,451	276,981	--	1,741,842
VIP Value Portfolio Initial Class	912,060	106,858	121,102	--	902,966
VIP Value Strategies Portfolio Initial Class	440,077	65,879	60,206	--	440,750
Total	$37,752,026	$5,358,668	$4,543,382	$12,452	$38,673,078

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $38,316,772. Net unrealized appreciation aggregated $356,306 of which $1,176,924 related to appreciated investment securities and $820,618 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

March 31, 2016

VIPFLI-I-QTLY-0516
1.830289.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.7%
	Shares	Value
Domestic Equity Funds - 17.7%
VIP Contrafund Portfolio Investor Class (a)	14,174	$430,883
VIP Equity-Income Portfolio Investor Class (a)	23,370	453,843
VIP Growth & Income Portfolio Investor Class (a)	29,580	517,653
VIP Growth Portfolio Investor Class (a)	7,889	442,972
VIP Mid Cap Portfolio Investor Class (a)	4,171	125,885
VIP Value Portfolio Investor Class (a)	24,908	333,523
VIP Value Strategies Portfolio Investor Class (a)	11,416	162,791
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,262,011)		2,467,550

International Equity Funds - 6.4%
Developed International Equity Funds - 5.1%
VIP Overseas Portfolio Investor Class (a)	38,910	711,668
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Investor Class (a)	21,921	181,729
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $932,788)		893,397

Bond Funds - 60.9%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	138,445	699,147
Investment Grade Bond Funds - 55.9%
VIP Investment Grade Bond Portfolio Investor Class (a)	614,279	7,789,061
TOTAL BOND FUNDS
(Cost $8,630,399)		8,488,208

Short-Term Funds - 15.0%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $2,089,375)	2,089,375	2,089,375
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,914,573)		13,938,530
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$13,938,531

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$439,232	$72,019	$40,014	$--	$430,883
VIP Emerging Markets Portfolio Investor Class	182,251	16,619	22,306	--	181,729
VIP Equity-Income Portfolio Investor Class	463,448	55,981	47,485	--	453,843
VIP Government Money Market Portfolio Investor Class 0.15%	2,066,985	125,384	102,994	597	2,089,375
VIP Growth & Income Portfolio Investor Class	520,601	82,671	52,653	--	517,653
VIP Growth Portfolio Investor Class	457,143	69,648	21,588	--	442,972
VIP High Income Portfolio Investor Class	668,352	29,749	15,888	--	699,147
VIP Investment Grade Bond Portfolio Investor Class	7,475,949	394,020	296,746	7,674	7,789,061
VIP Mid Cap Portfolio Investor Class	125,620	22,261	14,201	--	125,885
VIP Overseas Portfolio Investor Class	740,146	50,196	51,897	--	711,668
VIP Value Portfolio Investor Class	334,079	31,382	34,694	--	333,523
VIP Value Strategies Portfolio Investor Class	161,638	20,698	18,545	--	162,791
Total	$13,635,444	$970,628	$719,011	$8,271	$13,938,530

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $13,957,846. Net unrealized depreciation aggregated $19,316, of which $403,262 related to appreciated investment securities and $422,578 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

March 31, 2016

VIPFLI-II-QTLY-0516
1.830295.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.0%
	Shares	Value
Domestic Equity Funds - 33.0%
VIP Contrafund Portfolio Investor Class (a)	57,636	$1,752,127
VIP Equity-Income Portfolio Investor Class (a)	95,024	1,845,373
VIP Growth & Income Portfolio Investor Class (a)	120,279	2,104,877
VIP Growth Portfolio Investor Class (a)	32,074	1,800,958
VIP Mid Cap Portfolio Investor Class (a)	16,960	511,847
VIP Value Portfolio Investor Class (a)	101,274	1,356,062
VIP Value Strategies Portfolio Investor Class (a)	46,418	661,927

TOTAL DOMESTIC EQUITY FUNDS

(Cost $9,703,076)		10,033,171

International Equity Funds - 11.9%
Developed International Equity Funds - 9.5%
VIP Overseas Portfolio Investor Class (a)	158,283	2,895,000
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class (a)	89,152	739,071
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,849,246)		3,634,071

Bond Funds - 44.6%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	302,367	1,526,952
Investment Grade Bond Funds - 39.6%
VIP Investment Grade Bond Portfolio Investor Class (a)	950,507	12,052,435
TOTAL BOND FUNDS
(Cost $13,822,200)		13,579,387

Short-Term Funds - 10.5%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $3,182,246)	3,182,246	3,182,246
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $30,556,768)		30,428,875
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$30,428,878

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,741,532	$269,641	$96,394	$--	$1,752,127
VIP Emerging Markets Portfolio Investor Class	722,744	58,297	61,227	--	739,071
VIP Equity-Income Portfolio Investor Class	1,836,484	205,969	122,968	--	1,845,373
VIP Government Money Market Portfolio Investor Class 0.15%	3,155,418	220,640	193,812	899	3,182,246
VIP Growth & Income Portfolio Investor Class	2,072,499	301,087	134,506	--	2,104,877
VIP Growth Portfolio Investor Class	1,811,176	274,470	35,537	--	1,800,958
VIP High Income Portfolio Investor Class	1,491,216	35,165	34,684	--	1,526,952
VIP Investment Grade Bond Portfolio Investor Class	12,114,868	438,327	838,683	12,082	12,052,435
VIP Mid Cap Portfolio Investor Class	497,802	83,867	38,238	--	511,847
VIP Overseas Portfolio Investor Class	2,933,427	170,552	100,011	--	2,895,000
VIP Value Portfolio Investor Class	1,329,719	106,877	89,709	--	1,356,062
VIP Value Strategies Portfolio Investor Class	640,635	76,090	50,025	--	661,927
Total	$30,347,520	$2,240,982	$1,795,794	$12,981	$30,428,875

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $30,723,599. Net unrealized depreciation aggregated $294,724, of which $1,093,474 related to appreciated investment securities and $1,388,198 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

March 31, 2016

VIPFLI-III-QTLY-0516
1.830300.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 47.2%
VIP Contrafund Portfolio Investor Class (a)	62,565	$1,901,991
VIP Equity-Income Portfolio Investor Class (a)	103,151	2,003,186
VIP Growth & Income Portfolio Investor Class (a)	130,565	2,284,893
VIP Growth Portfolio Investor Class (a)	34,816	1,954,937
VIP Mid Cap Portfolio Investor Class (a)	18,410	555,616
VIP Value Portfolio Investor Class (a)	109,934	1,472,010
VIP Value Strategies Portfolio Investor Class (a)	50,388	718,534
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,815,800)		10,891,167

International Equity Funds - 17.1%
Developed International Equity Funds - 13.6%
VIP Overseas Portfolio Investor Class (a)	171,754	3,141,380
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Investor Class (a)	96,736	801,939
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,089,438)		3,943,319

Bond Funds - 34.1%
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class (a)	330,985	1,671,476
Investment Grade Bond Funds - 26.9%
VIP Investment Grade Bond Portfolio Investor Class (a)	488,316	6,191,842
TOTAL BOND FUNDS
(Cost $8,072,175)		7,863,318

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $362,091)	362,091	362,091
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $23,339,504)		23,059,895
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$23,059,896

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,766,556	$361,550	$69,302	$--	$1,901,991
VIP Emerging Markets Portfolio Investor Class	734,136	95,816	51,244	--	801,939
VIP Equity-Income Portfolio Investor Class	1,864,411	300,294	93,553	--	2,003,186
VIP Government Money Market Portfolio Investor Class 0.15%	279,914	85,204	3,027	88	362,091
VIP Growth & Income Portfolio Investor Class	2,102,822	410,933	101,376	--	2,284,893
VIP Growth Portfolio Investor Class	1,837,663	379,750	18,046	--	1,954,937
VIP High Income Portfolio Investor Class	1,520,831	171,137	60,531	--	1,671,476
VIP Investment Grade Bond Portfolio Investor Class	5,590,216	816,411	379,198	3,032	6,191,842
VIP Mid Cap Portfolio Investor Class	505,543	110,361	30,725	--	555,616
VIP Overseas Portfolio Investor Class	2,977,503	319,509	56,276	--	3,141,380
VIP Value Portfolio Investor Class	1,349,315	176,819	68,770	--	1,472,010
VIP Value Strategies Portfolio Investor Class	650,916	110,003	40,607	--	718,534
Total	$21,179,826	$3,337,787	$972,655	$3,120	$23,059,895

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $23,478,872. Net unrealized depreciation aggregated $418,977, of which $926,886 related to appreciated investment securities and $1,345,863 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

March 31, 2016

VF20-QTLY-0516
1.847118.109

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 21.7%
	Shares	Value
Domestic Equity Funds - 15.2%
Fidelity Air Transportation Portfolio (a)	4,414	$285,690
Fidelity Banking Portfolio (a)	197,226	4,593,391
Fidelity Blue Chip Growth Fund (a)	2,444	160,736
Fidelity Blue Chip Value Fund (a)	151,603	2,396,849
Fidelity Chemicals Portfolio (a)	18,624	2,477,243
Fidelity Computers Portfolio (a)	13,722	945,873
Fidelity Construction and Housing Portfolio (a)	69,855	4,108,866
Fidelity Consumer Discretionary Portfolio (a)	227,541	7,809,194
Fidelity Consumer Staples Portfolio (a)	98,088	9,397,838
Fidelity Contrafund (a)	8,130	785,798
Fidelity Defense and Aerospace Portfolio (a)	29,548	3,334,154
Fidelity Dividend Growth Fund (a)	707	21,421
Fidelity Electronics Portfolio (a)	34,886	2,656,604
Fidelity Energy Portfolio (a)	130,156	4,727,252
Fidelity Energy Service Portfolio (a)	20,368	850,175
Fidelity Equity Dividend Income Fund (a)	85,217	2,127,858
Fidelity Financial Services Portfolio (a)	69,880	5,602,254
Fidelity Global Commodity Stock Fund (a)	6,944	65,481
Fidelity Gold Portfolio (a)(b)	6,965	132,622
Fidelity Health Care Portfolio (a)	8,459	1,544,692
Fidelity Health Care Services Portfolio (a)	22,329	1,848,171
Fidelity Industrial Equipment Portfolio (a)	44,874	1,689,052
Fidelity Industrials Portfolio (a)	153,392	4,638,565
Fidelity Insurance Portfolio (a)	77,224	5,224,203
Fidelity IT Services Portfolio (a)	67,379	2,696,502
Fidelity Large Cap Stock Fund (a)	3,757	97,036
Fidelity Low-Priced Stock Fund (a)	33,566	1,618,568
Fidelity Medical Equipment and Systems Portfolio (a)	184,713	6,488,983
Fidelity Mid Cap Value Fund (a)	1,687	37,997
Fidelity Natural Gas Portfolio (a)	155	3,268
Fidelity OTC Portfolio (a)	657	50,029
Fidelity Pharmaceuticals Portfolio (a)	91,985	1,672,280
Fidelity Real Estate Investment Portfolio (a)	99,057	4,267,374
Fidelity Retailing Portfolio (a)	22,711	2,381,027
Fidelity Series Commodity Strategy Fund (a)(b)	6,721	32,868
Fidelity Small Cap Stock Fund (a)	6,268	109,510
Fidelity Software and IT Services Portfolio (a)	22,341	2,678,212
Fidelity Stock Selector Large Cap Value Fund (a)	17,127	285,158
Fidelity Technology Portfolio (a)	104,149	12,207,297
Fidelity Telecom and Utilities Fund (a)	32,899	805,375
Fidelity Telecommunications Portfolio (a)	75,824	5,035,491
Fidelity Utilities Portfolio (a)	41,761	3,017,238
Fidelity Value Discovery Fund (a)	37,773	880,857
Spartan Extended Market Index Fund Investor Class (a)	325	16,161

TOTAL DOMESTIC EQUITY FUNDS		111,805,213

International Equity Funds - 6.5%
Fidelity China Region Fund (a)	65,154	1,527,215
Fidelity Diversified International Fund (a)	825	28,069
Fidelity Emerging Asia Fund (a)	127,912	3,910,282
Fidelity Emerging Markets Fund (a)	83,823	1,865,058
Fidelity Europe Fund (a)	18,690	664,599
Fidelity International Capital Appreciation Fund (a)	45,008	747,577
Fidelity International Discovery Fund (a)	13,771	520,959
Fidelity International Real Estate Fund (a)	1,181	12,050
Fidelity International Small Cap Fund (a)	173,401	3,917,138
Fidelity International Small Cap Opportunities Fund (a)	396,883	5,917,518
Fidelity Japan Smaller Companies Fund (a)	244,102	3,451,602
Fidelity Nordic Fund (a)	63,905	3,074,450
Fidelity Overseas Fund (a)	387,088	15,460,285
Fidelity Pacific Basin Fund (a)	61,754	1,625,975
Spartan International Index Fund Investor Class (a)	148,630	5,194,622

TOTAL INTERNATIONAL EQUITY FUNDS		47,917,399

TOTAL EQUITY FUNDS
(Cost $146,946,692)		159,722,612

Fixed-Income Funds - 47.1%
Fixed-Income Funds - 47.1%
Fidelity Floating Rate High Income Fund (a)	433,911	3,978,963
Fidelity Focused High Income Fund (a)	38,685	313,351
Fidelity High Income Fund (a)	42,072	338,682
Fidelity New Markets Income Fund (a)	185,302	2,772,118
Fidelity Real Estate Income Fund (a)	229,067	2,643,434
Spartan Inflation-Protected Bond Index Fund Investor Class (a)	1,516,487	14,846,411
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	1,086,620	14,919,287
Spartan U.S. Bond Index Fund Investor Class (a)	26,014,302	306,188,336

TOTAL FIXED-INCOME FUNDS

(Cost $331,230,415)		346,000,582

Money Market Funds - 31.2%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (a)(c)	112,618,309	112,618,309
Fidelity Institutional Money Market Treasury Portfolio Institutional Class 0.23% (a)(c)	116,345,595	116,345,595
TOTAL MONEY MARKET FUNDS
(Cost $228,963,904)		228,963,904
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $707,141,011)		734,687,098
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126,356)
NET ASSETS - 100%		$734,560,742

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$274,921	$--	$--	$--	$285,690
Fidelity Banking Portfolio	5,195,707	39,158	174,446	--	4,593,391
Fidelity Blue Chip Growth Fund	812,111	--	563,709	--	160,736
Fidelity Blue Chip Value Fund	2,032,236	419,475	100,000	--	2,396,849
Fidelity Brokerage and Investment Management Portfolio	180,085	--	152,777	--	--
Fidelity Chemicals Portfolio	1,940,637	719,236	220,438	--	2,477,243
Fidelity China Region Fund	1,656,220	--	--	--	1,527,215
Fidelity Computers Portfolio	1,814,151	--	850,000	--	945,873
Fidelity Construction and Housing Portfolio	4,054,379	--	--	--	4,108,866
Fidelity Consumer Discretionary Portfolio	8,257,010	329,490	749,054	--	7,809,194
Fidelity Consumer Staples Portfolio	8,896,189	1,785,780	1,819,511	--	9,397,838
Fidelity Contrafund	4,905,226	1,506,300	5,244,495	251	785,798
Fidelity Defense and Aerospace Portfolio	2,117,669	1,245,188	--	--	3,334,154
Fidelity Diversified International Fund	11,563,792	27,792	10,681,640	--	28,069
Fidelity Dividend Growth Fund	21,407	--	--	--	21,421
Fidelity Electronics Portfolio	2,265,797	367,907	--	--	2,656,604
Fidelity Emerging Asia Fund	4,173,569	--	309,092	--	3,910,282
Fidelity Emerging Markets Fund	1,074,715	751,589	--	--	1,865,058
Fidelity Energy Portfolio	4,793,372	323,441	495,274	--	4,727,252
Fidelity Energy Service Portfolio	835,917	--	--	--	850,175
Fidelity Equity Dividend Income Fund	--	1,991,166	--	--	2,127,858
Fidelity Europe Fund	4,462,814	--	3,454,558	--	664,599
Fidelity Financial Services Portfolio	8,028,171	43,852	1,935,171	--	5,602,254
Fidelity Floating Rate High Income Fund	3,920,869	40,357	--	40,357	3,978,963
Fidelity Focused High Income Fund	306,157	3,680	--	3,680	313,351
Fidelity Global Commodity Stock Fund	34,871	27,549	--	--	65,481
Fidelity Gold Portfolio	94,034	--	--	--	132,622
Fidelity Health Care Portfolio	5,467,799	383,385	3,569,282	--	1,544,692
Fidelity Health Care Services Portfolio	1,885,014	--	--	--	1,848,171
Fidelity High Income Fund	$329,415	$5,002	$--	$5,002	$338,682
Fidelity Industrial Equipment Portfolio	682,849	903,417	--	--	1,689,052
Fidelity Industrials Portfolio	6,750,268	493,110	2,589,733	--	4,638,565
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	--	118,637,234	6,018,925	36,790	112,618,309
Fidelity Institutional Money Market Portfolio Class I 0.35%	116,279,132	31,359	116,310,491	42,186	--
Fidelity Institutional Money Market Treasury Portfolio Institutional Class 0.23%	--	116,345,595	--	32,859	116,345,595
Fidelity Institutional Prime Money Market Portfolio Class I 0.39%	86,244,202	272,372	86,516,574	31,424	--
Fidelity Insurance Portfolio	4,871,679	334,360	--	--	5,224,203
Fidelity International Capital Appreciation Fund	355,942	711,850	330,870	--	747,577
Fidelity International Discovery Fund	2,593,993	40,842	1,963,976	--	520,959
Fidelity International Real Estate Fund	11,838	--	--	--	12,050
Fidelity International Small Cap Fund	2,011,705	1,721,060	--	--	3,917,138
Fidelity International Small Cap Opportunities Fund	3,908,429	2,362,959	500,000	--	5,917,518
Fidelity IT Services Portfolio	2,312,759	363,522	--	--	2,696,502
Fidelity Japan Fund	2,271,246	--	2,110,258	--	--
Fidelity Japan Smaller Companies Fund	3,538,339	782,814	1,000,000	--	3,451,602
Fidelity Large Cap Stock Fund	98,163	--	--	--	97,036
Fidelity Low-Priced Stock Fund	3,970,688	665,034	2,873,191	--	1,618,568
Fidelity Materials Portfolio	430,944	--	381,514	--	--
Fidelity Medical Equipment and Systems Portfolio	5,236,775	1,309,072	--	--	6,488,983
Fidelity Mid Cap Value Fund	231,827	--	182,109	--	37,997
Fidelity Natural Gas Portfolio	3,104	--	--	--	3,268
Fidelity New Markets Income Fund	3,678,555	43,322	1,000,000	43,322	2,772,118
Fidelity Nordic Fund	--	2,894,345	--	--	3,074,450
Fidelity OTC Portfolio	54,805	--	--	--	50,029
Fidelity Overseas Fund	18,642,686	606,134	3,350,111	--	15,460,285
Fidelity Pacific Basin Fund	1,625,358	--	--	--	1,625,975
Fidelity Pharmaceuticals Portfolio	1,892,123	--	--	--	1,672,280
Fidelity Real Estate Income Fund	2,565,568	9,130	--	9,130	2,643,434
Fidelity Real Estate Investment Portfolio	3,203,294	908,915	114,443	1,872	4,267,374
Fidelity Retailing Portfolio	2,389,430	--	--	--	2,381,027
Fidelity Series Commodity Strategy Fund	5,316	27,549	--	--	32,868
Fidelity Small Cap Stock Fund	108,883	--	--	--	109,510
Fidelity Software and IT Services Portfolio	1,904,420	759,091	--	--	2,678,212
Fidelity Stock Selector Large Cap Value Fund	663,483	124,491	484,043	--	285,158
Fidelity Technology Portfolio	13,331,780	46,887	1,029,866	--	12,207,297
Fidelity Telecom and Utilities Fund	--	722,253	--	--	805,375
Fidelity Telecommunications Portfolio	3,105,150	1,485,069	--	--	5,035,491
Fidelity Utilities Portfolio	973,785	1,936,861	156,381	--	3,017,238
Fidelity Value Discovery Fund	--	812,518	--	--	880,857
Spartan Extended Market Index Fund Investor Class	16,301	--	--	--	16,161
Spartan Inflation-Protected Bond Index Fund Investor Class	11,115,443	3,430,877	251,903	--	14,846,411
Spartan International Index Fund Investor Class	7,015,151	27,449	1,573,709	--	5,194,622
Spartan Long-Term Treasury Bond Index Fund Investor Class	13,880,534	369,430	387,606	94,777	14,919,287
Spartan U.S. Bond Index Fund Investor Class	315,178,807	10,561,312	27,062,700	1,890,375	306,188,336
Total	$734,549,008	$279,750,580	$286,507,850	$2,232,025	$734,687,098

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $707,727,258. Net unrealized appreciation aggregated $26,959,840, of which $33,011,772 related to appreciated investment securities and $6,051,932 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

March 31, 2016

VF50-QTLY-0516
1.847119.109

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 36.1%
Fidelity Air Transportation Portfolio (a)	130,891	$8,472,607
Fidelity Banking Portfolio (a)	3,364,545	78,360,261
Fidelity Blue Chip Growth Fund (a)	1,089,589	71,673,167
Fidelity Blue Chip Value Fund (a)	3,425,820	54,162,220
Fidelity Chemicals Portfolio (a)	336,029	44,695,159
Fidelity Computers Portfolio (a)	198,484	13,681,486
Fidelity Construction and Housing Portfolio (a)	649,042	38,176,678
Fidelity Consumer Discretionary Portfolio (a)	4,886,616	167,708,657
Fidelity Consumer Finance Portfolio (a)	220,028	2,567,729
Fidelity Consumer Staples Portfolio (a)	1,901,069	182,141,440
Fidelity Contrafund (a)	581,834	56,240,035
Fidelity Defense and Aerospace Portfolio (a)	372,393	42,020,862
Fidelity Dividend Growth Fund (a)	5,687	172,384
Fidelity Electronics Portfolio (a)	426,525	32,479,889
Fidelity Energy Portfolio (a)	2,425,917	88,109,317
Fidelity Energy Service Portfolio (a)	258,018	10,769,658
Fidelity Equity Dividend Income Fund (a)	697,620	17,419,562
Fidelity Financial Services Portfolio (a)	1,652,972	132,518,757
Fidelity Global Commodity Stock Fund (a)	27,473	259,069
Fidelity Gold Portfolio (a)(b)	5,877	111,901
Fidelity Growth Company Fund (a)	1,514	194,874
Fidelity Health Care Portfolio (a)	562,035	102,627,660
Fidelity Health Care Services Portfolio (a)	266,657	22,071,210
Fidelity Industrial Equipment Portfolio (a)	1,045,991	39,371,084
Fidelity Industrials Portfolio (a)	3,399,781	102,809,373
Fidelity Insurance Portfolio (a)	1,143,635	77,366,898
Fidelity IT Services Portfolio (a)	1,036,525	41,481,749
Fidelity Large Cap Stock Fund (a)	1,177,262	30,408,672
Fidelity Leisure Portfolio (a)	3,504	467,166
Fidelity Low-Priced Stock Fund (a)	557,173	26,866,892
Fidelity Magellan Fund (a)	149	13,058
Fidelity Medical Equipment and Systems Portfolio (a)	1,676,253	58,886,758
Fidelity Mega Cap Stock Fund (a)	1,413,210	21,862,352
Fidelity Mid Cap Value Fund (a)	248,753	5,601,927
Fidelity Nasdaq Composite Index Fund (a)	10,862	694,428
Fidelity OTC Portfolio (a)	87,192	6,640,562
Fidelity Pharmaceuticals Portfolio (a)	1,591,910	28,940,926
Fidelity Real Estate Investment Portfolio (a)	955,394	41,158,391
Fidelity Retailing Portfolio (a)	291,648	30,576,386
Fidelity Series Commodity Strategy Fund (a)(b)	43,755	213,962
Fidelity Small Cap Growth Fund (a)	5,648	99,857
Fidelity Small Cap Stock Fund (a)	839,189	14,660,624
Fidelity Small Cap Value Fund (a)	12,260	212,964
Fidelity Software and IT Services Portfolio (a)	539,757	64,706,107
Fidelity Stock Selector Large Cap Value Fund (a)	4,538,643	75,568,401
Fidelity Technology Portfolio (a)	1,817,382	213,015,385
Fidelity Telecom and Utilities Fund (a)	633,865	15,517,023
Fidelity Telecommunications Portfolio (a)	1,570,710	104,310,847
Fidelity Utilities Portfolio (a)	773,527	55,887,299
Fidelity Value Discovery Fund (a)	1,794,304	41,843,172
Spartan 500 Index Fund Investor Class (a)	3,107	226,000

TOTAL DOMESTIC EQUITY FUNDS		2,266,042,845

International Equity Funds - 15.3%
Fidelity China Region Fund (a)	470,141	11,020,116
Fidelity Diversified International Fund (a)	5,514,278	187,650,895
Fidelity Emerging Asia Fund (a)	1,529,301	46,750,719
Fidelity Emerging Markets Fund (a)	332,176	7,390,917
Fidelity Europe Fund (a)	2,484,718	88,356,576
Fidelity International Capital Appreciation Fund (a)	838,011	13,919,360
Fidelity International Discovery Fund (a)	1,957,906	74,067,571
Fidelity International Real Estate Fund (a)	15,815	161,313
Fidelity International Small Cap Fund (a)	1,480,475	33,443,924
Fidelity International Small Cap Opportunities Fund (a)	5,140,580	76,646,042
Fidelity Japan Fund (a)	1,520,929	17,247,333
Fidelity Japan Smaller Companies Fund (a)	3,733,959	52,798,182
Fidelity Nordic Fund (a)	549,302	26,426,930
Fidelity Overseas Fund (a)	5,904,585	235,829,123
Fidelity Pacific Basin Fund (a)	350,614	9,231,674
Spartan International Index Fund Investor Class (a)	2,238,473	78,234,642

TOTAL INTERNATIONAL EQUITY FUNDS		959,175,317

TOTAL EQUITY FUNDS
(Cost $3,074,026,568)		3,225,218,162

Fixed-Income Funds - 37.5%
Fixed-Income Funds - 37.5%
Fidelity Floating Rate High Income Fund (a)	3,554,926	32,598,674
Fidelity Focused High Income Fund (a)	58,958	477,562
Fidelity High Income Fund (a)	606,345	4,881,081
Fidelity New Markets Income Fund (a)	1,339,330	20,036,383
Fidelity Real Estate Income Fund (a)	1,462,404	16,876,146
Spartan Inflation-Protected Bond Index Fund Investor Class (a)	12,984,095	127,114,290
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	7,517,380	103,213,628
Spartan U.S. Bond Index Fund Investor Class(a)	174,032,814	2,048,366,218
TOTAL FIXED-INCOME FUNDS
(Cost $2,310,646,929)		2,353,563,982

Money Market Funds - 11.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (a)(c)
(Cost $699,841,229)	699,841,229	699,841,229
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,084,514,726)		6,278,623,373
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,057,157)
NET ASSETS - 100%		$6,277,566,216

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$9,262,502	$--	$1,000,000	$--	$8,472,607
Fidelity Automotive Portfolio	6,469,331	--	5,178,285	--	--
Fidelity Banking Portfolio	85,594,035	756,855	279,348	--	78,360,261
Fidelity Blue Chip Growth Fund	108,678,685	670,822	31,025,624	--	71,673,167
Fidelity Blue Chip Value Fund	50,999,832	4,033,608	1,476,669	--	54,162,220
Fidelity Brokerage and Investment Management Portfolio	14,411,464	--	12,434,288	--	--
Fidelity Chemicals Portfolio	37,983,812	11,917,517	5,687,500	--	44,695,159
Fidelity China Region Fund	11,950,996	--	--	--	11,020,116
Fidelity Computers Portfolio	22,816,977	--	8,470,000	--	13,681,486
Fidelity Construction and Housing Portfolio	38,625,226	--	800,000	--	38,176,678
Fidelity Consumer Discretionary Portfolio	169,442,046	2,866,644	4,927,487	--	167,708,657
Fidelity Consumer Finance Portfolio	3,103,656	--	400,000	--	2,567,729
Fidelity Consumer Staples Portfolio	160,136,675	38,615,923	26,936,739	--	182,141,440
Fidelity Contrafund	68,386,975	9,874,075	19,963,576	8,739	56,240,035
Fidelity Defense and Aerospace Portfolio	37,175,626	5,472,959	--	--	42,020,862
Fidelity Diversified International Fund	338,225,463	--	135,617,343	--	187,650,895
Fidelity Dividend Growth Fund	172,271	--	--	--	172,384
Fidelity Electronics Portfolio	27,604,565	4,571,693	--	--	32,479,889
Fidelity Emerging Asia Fund	46,376,813	--	454,469	--	46,750,719
Fidelity Emerging Markets Fund	4,283,885	5,124,050	2,000,000	--	7,390,917
Fidelity Energy Portfolio	83,220,015	3,641,393	1,651,822	--	88,109,317
Fidelity Energy Service Portfolio	11,903,027	--	1,200,000	--	10,769,658
Fidelity Equity Dividend Income Fund	$--	$23,050,000	$7,000,000	$--	$17,419,562
Fidelity Europe Fund	107,632,829	--	16,671,444	--	88,356,576
Fidelity Financial Services Portfolio	148,547,857	233,130	8,701,965	--	132,518,757
Fidelity Floating Rate High Income Fund	32,122,729	330,636	--	330,636	32,598,674
Fidelity Focused High Income Fund	466,598	5,609	--	5,609	477,562
Fidelity Global Commodity Stock Fund	42,364	206,863	--	--	259,069
Fidelity Gold Portfolio	79,341	--	--	--	111,901
Fidelity Growth Company Fund	206,713	539	--	--	194,874
Fidelity Health Care Portfolio	157,801,720	6,078,179	40,663,636	--	102,627,660
Fidelity Health Care Services Portfolio	22,374,105	131,722	--	--	22,071,210
Fidelity High Income Fund	4,747,519	72,088	--	72,088	4,881,081
Fidelity Industrial Equipment Portfolio	33,842,662	4,258,736	--	--	39,371,084
Fidelity Industrials Portfolio	100,736,644	12,960,536	13,383,833	--	102,809,373
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	--	710,838,594	10,997,365	221,284	699,841,229
Fidelity Institutional Prime Money Market Portfolio Class I 0.39%	463,644,497	126,588	463,771,084	167,608	--
Fidelity Insurance Portfolio	65,956,537	10,737,973	--	--	77,366,898
Fidelity International Capital Appreciation Fund	1,316,862	13,356,096	1,224,103	--	13,919,360
Fidelity International Discovery Fund	100,651,836	1,525,673	23,310,215	--	74,067,571
Fidelity International Real Estate Fund	158,466	--	--	--	161,313
Fidelity International Small Cap Fund	15,438,298	16,868,330	--	--	33,443,924
Fidelity International Small Cap Opportunities Fund	49,732,063	25,735,620	--	--	76,646,042
Fidelity International Value Fund	4,294,764	--	3,922,319	--	--
Fidelity IT Services Portfolio	36,922,810	4,285,487	--	--	41,481,749
Fidelity Japan Fund	50,245,967	--	30,346,224	--	17,247,333
Fidelity Japan Smaller Companies Fund	39,529,567	11,622,362	--	--	52,798,182
Fidelity Large Cap Stock Fund	36,507,164	--	5,361,321	--	30,408,672
Fidelity Leisure Portfolio	789,702	--	300,000	--	467,166
Fidelity Low-Priced Stock Fund	31,042,654	4,781,511	8,962,728	--	26,866,892
Fidelity Magellan Fund	13,343	--	--	--	13,058
Fidelity Materials Portfolio	5,717,244	--	5,034,781	--	--
Fidelity Medical Equipment and Systems Portfolio	40,385,234	18,510,933	--	--	58,886,758
Fidelity Mega Cap Stock Fund	38,159,112	--	14,975,934	--	21,862,352
Fidelity Mid Cap Value Fund	36,114,586	1,900,000	31,189,198	--	5,601,927
Fidelity Nasdaq Composite Index Fund	711,818	478	--	--	694,428
Fidelity New Markets Income Fund	20,190,757	287,607	1,000,000	287,607	20,036,383
Fidelity Nordic Fund	17,654,336	7,806,779	--	--	26,426,930
Fidelity OTC Portfolio	8,568,139	--	1,000,000	--	6,640,562
Fidelity Overseas Fund	214,102,961	26,381,791	1,302,816	--	235,829,123
Fidelity Pacific Basin Fund	9,228,168	--	--	--	9,231,674
Fidelity Pharmaceuticals Portfolio	35,592,219	--	2,500,000	--	28,940,926
Fidelity Real Estate Income Fund	16,379,032	58,288	--	58,288	16,876,146
Fidelity Real Estate Investment Portfolio	31,435,595	7,357,859	277,773	18,034	41,158,391
Fidelity Retailing Portfolio	30,684,296	--	--	--	30,576,386
Fidelity Series Commodity Strategy Fund	5,316	206,863	--	--	213,962
Fidelity Small Cap Growth Fund	105,618	--	--	--	99,857
Fidelity Small Cap Stock Fund	14,380,585	183,415	--	--	14,660,624
Fidelity Small Cap Value Fund	205,240	--	--	--	212,964
Fidelity Software and IT Services Portfolio	56,717,029	8,333,754	58,788	--	64,706,107
Fidelity Stock Selector Large Cap Value Fund	70,476,339	7,394,689	4,235,095	--	75,568,401
Fidelity Technology Portfolio	217,741,598	527,819	3,439,670	--	213,015,385
Fidelity Telecom and Utilities Fund	--	14,219,866	--	--	15,517,023
Fidelity Telecommunications Portfolio	59,301,007	35,642,084	--	--	104,310,847
Fidelity Utilities Portfolio	14,461,606	37,026,318	476,522	--	55,887,299
Fidelity Value Discovery Fund	38,643,322	4,550,097	1,999,349	--	41,843,172
Spartan 500 Index Fund Investor Class	223,048	--	--	--	226,000
Spartan Inflation-Protected Bond Index Fund Investor Class	103,837,384	18,748,077	355,436	234,737	127,114,290
Spartan International Index Fund Investor Class	82,634,239	169,846	2,250,000	--	78,234,642
Spartan Long-Term Treasury Bond Index Fund Investor Class	92,436,385	4,022,954	290,969	642,101	103,213,628
Spartan U.S. Bond Index Fund Investor Class	$2,032,935,669	$75,324,647	$109,060,800	$12,371,829	$2,048,366,218
Total	$6,130,697,370	$1,203,405,975	$1,073,566,518	$14,418,560	$6,278,623,373

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $6,090,472,947. Net unrealized appreciation aggregated $188,150,426, of which $291,814,480 related to appreciated investment securities and $103,664,054 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

March 31, 2016

VIPFM-60-QTLY-0516
1.856870.108

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.4%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity Air Transportation Portfolio (a)	154,975	$10,031,516
Fidelity Banking Portfolio (a)	5,610,994	130,680,052
Fidelity Blue Chip Growth Fund (a)	170,106	11,189,543
Fidelity Blue Chip Value Fund (a)	2,693,825	42,589,372
Fidelity Chemicals Portfolio (a)	420,118	55,879,849
Fidelity Computers Portfolio (a)	223,276	15,390,392
Fidelity Construction and Housing Portfolio (a)	1,024,077	60,236,210
Fidelity Consumer Discretionary Portfolio (a)	6,983,094	239,659,773
Fidelity Consumer Finance Portfolio (a)	168,931	1,971,421
Fidelity Consumer Staples Portfolio (a)	2,688,677	257,602,108
Fidelity Contrafund (a)	558,227	53,958,182
Fidelity Defense and Aerospace Portfolio (a)	419,647	47,352,914
Fidelity Dividend Growth Fund (a)	2,670	80,935
Fidelity Electronics Portfolio (a)	520,272	39,618,714
Fidelity Energy Portfolio (a)	3,665,631	133,135,712
Fidelity Energy Service Portfolio (a)	325,355	13,580,315
Fidelity Equity Dividend Income Fund (a)	891,958	22,272,190
Fidelity Financial Services Portfolio (a)	2,603,115	208,691,726
Fidelity Global Commodity Stock Fund (a)	129,482	1,221,019
Fidelity Gold Portfolio (a)(b)	28,629	545,096
Fidelity Health Care Portfolio (a)	942,786	172,152,755
Fidelity Health Care Services Portfolio (a)	311,522	25,784,684
Fidelity Industrial Equipment Portfolio (a)	1,334,630	50,235,474
Fidelity Industrials Portfolio (a)	5,297,288	160,189,984
Fidelity Insurance Portfolio (a)	1,238,672	83,796,134
Fidelity IT Services Portfolio (a)	1,252,466	50,123,705
Fidelity Large Cap Stock Fund (a)	1,002,419	25,892,487
Fidelity Leisure Portfolio (a)	24,545	3,272,312
Fidelity Low-Priced Stock Fund (a)	174,596	8,419,026
Fidelity Magellan Fund (a)	745	65,244
Fidelity Materials Portfolio (a)	97,134	6,653,670
Fidelity Medical Equipment and Systems Portfolio (a)	2,182,453	76,669,574
Fidelity Mega Cap Stock Fund (a)	967,477	14,966,865
Fidelity Mid Cap Value Fund (a)	71,229	1,604,076
Fidelity Natural Resources Portfolio (a)	92,894	2,260,115
Fidelity OTC Portfolio (a)	136,390	10,387,461
Fidelity Pharmaceuticals Portfolio (a)	2,226,170	40,471,779
Fidelity Real Estate Investment Portfolio (a)	935,133	40,285,512
Fidelity Retailing Portfolio (a)	482,106	50,544,007
Fidelity Series Commodity Strategy Fund (a)(b)	4,164	20,362
Fidelity Small Cap Growth Fund (a)	13,215	233,639
Fidelity Small Cap Stock Fund (a)	964,477	16,849,421
Fidelity Small Cap Value Fund (a)	17,333	301,077
Fidelity Software and IT Services Portfolio (a)	782,556	93,812,790
Fidelity Stock Selector All Cap Fund (a)	5,612	186,270
Fidelity Stock Selector Large Cap Value Fund (a)	2,791,983	46,486,509
Fidelity Technology Portfolio (a)	2,969,295	348,031,123
Fidelity Telecom and Utilities Fund (a)	577,906	14,147,145
Fidelity Telecommunications Portfolio (a)	2,112,449	140,287,770
Fidelity Utilities Portfolio (a)	1,155,295	83,470,050
Fidelity Value Discovery Fund (a)	1,072,190	25,003,463
Spartan 500 Index Fund Investor Class (a)	2,453	178,422

TOTAL DOMESTIC EQUITY FUNDS		2,938,469,944

International Equity Funds - 18.3%
Fidelity China Region Fund (a)	197,896	4,638,679
Fidelity Diversified International Fund (a)	9,325,167	317,335,418
Fidelity Emerging Asia Fund (a)	1,461,319	44,672,523
Fidelity Emerging Markets Fund (a)	37,071	824,834
Fidelity Europe Fund (a)	1,663,647	59,159,294
Fidelity International Capital Appreciation Fund (a)	755,740	12,552,837
Fidelity International Discovery Fund (a)	2,723,738	103,039,012
Fidelity International Real Estate Fund (a)	20,219	206,230
Fidelity International Small Cap Fund (a)	1,895,127	42,810,925
Fidelity International Small Cap Opportunities Fund (a)	5,903,847	88,026,353
Fidelity Japan Fund (a)	1,425,263	16,162,481
Fidelity Japan Smaller Companies Fund (a)	4,116,401	58,205,910
Fidelity Nordic Fund (a)	584,969	28,142,840
Fidelity Overseas Fund (a)	8,776,553	350,535,534
Fidelity Pacific Basin Fund (a)	1,181,591	31,111,303
Spartan International Index Fund Investor Class (a)	2,536,881	88,663,993

TOTAL INTERNATIONAL EQUITY FUNDS		1,246,088,166

TOTAL EQUITY FUNDS
(Cost $3,582,130,578)		4,184,558,110

Fixed-Income Funds - 32.9%
Fixed-Income Funds - 32.9%
Fidelity Floating Rate High Income Fund (a)	4,533,261	41,570,005
Fidelity Focused High Income Fund (a)	94,223	763,208
Fidelity High Income Fund (a)	920,692	7,411,569
Fidelity New Markets Income Fund (a)	1,524,244	22,802,683
Fidelity Real Estate Income Fund (a)	1,992,353	22,991,754
Spartan Inflation-Protected Bond Index Fund Investor Class (a)	14,104,852	138,086,504
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	7,814,837	107,297,713
Spartan U.S. Bond Index Fund Investor Class (a)	161,483,479	1,900,660,547

TOTAL FIXED-INCOME FUNDS

(Cost $2,176,860,347)		2,241,583,983

Money Market Funds - 5.7%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (a)(c)
(Cost $389,533,018)	389,533,018	389,533,018
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,148,523,943)		6,815,675,111
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,192,445)
NET ASSETS - 100%		$6,814,482,666

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$13,725,321	$--	$3,700,000	$--	$10,031,516
Fidelity Automotive Portfolio	7,805,525	--	6,352,292	--	--
Fidelity Banking Portfolio	149,055,336	59,841	4,994,360	--	130,680,052
Fidelity Blue Chip Growth Fund	64,553,577	81,252	47,149,856	--	11,189,543
Fidelity Blue Chip Value Fund	37,254,283	6,540,691	1,744,874	--	42,589,372
Fidelity Brokerage and Investment Management Portfolio	7,759,106	--	6,572,086	--	--
Fidelity Chemicals Portfolio	58,369,909	5,682,635	8,489,200	--	55,879,849
Fidelity China Region Fund	5,030,513	--	--	--	4,638,679
Fidelity Computers Portfolio	26,302,858	--	10,249,067	--	15,390,392
Fidelity Construction and Housing Portfolio	61,113,323	--	1,500,000	--	60,236,210
Fidelity Consumer Discretionary Portfolio	252,104,622	1,283,797	13,619,494	--	239,659,773
Fidelity Consumer Finance Portfolio	3,121,435	--	1,000,000	--	1,971,421
Fidelity Consumer Staples Portfolio	231,762,488	43,295,210	31,688,540	--	257,602,108
Fidelity Contrafund	79,144,355	7,347,077	30,032,782	9,882	53,958,182
Fidelity Defense and Aerospace Portfolio	42,414,711	5,675,009	--	--	47,352,914
Fidelity Diversified International Fund	500,256,086	14,885	162,017,318	--	317,335,418
Fidelity Dividend Growth Fund	80,881	--	--	--	80,935
Fidelity Electronics Portfolio	34,342,184	4,899,410	--	--	39,618,714
Fidelity Emerging Asia Fund	45,751,359	--	1,773,646	--	44,672,523
Fidelity Emerging Markets Fund	778,337	27,300	--	--	824,834
Fidelity Energy Portfolio	128,919,047	651,432	674,859	--	133,135,712
Fidelity Energy Service Portfolio	13,352,567	--	--	--	13,580,315
Fidelity Equity Dividend Income Fund	--	20,853,863	--	--	22,272,190
Fidelity Europe Fund	73,376,220	--	12,319,814	--	59,159,294
Fidelity Financial Services Portfolio	248,213,518	18,993	26,340,912	--	208,691,726
Fidelity Floating Rate High Income Fund	40,963,078	421,628	--	421,628	41,570,005
Fidelity Focused High Income Fund	745,686	8,964	--	8,964	763,208
Fidelity Global Commodity Stock Fund	126,363	1,064,655	--	--	1,221,019
Fidelity Gold Portfolio	386,492	--	--	--	545,096
Fidelity Health Care Portfolio	239,665,518	7,361,864	43,939,885	--	172,152,755
Fidelity Health Care Services Portfolio	26,229,149	65,399	--	--	25,784,684
Fidelity High Income Fund	7,208,765	109,461	--	109,461	7,411,569
Fidelity Industrial Equipment Portfolio	46,809,163	1,892,380	--	--	50,235,474
Fidelity Industrials Portfolio	155,793,541	17,917,553	17,662,503	--	160,189,984
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	--	403,538,619	14,005,601	121,857	389,533,018
Fidelity Institutional Prime Money Market Portfolio Class I	166,740,668	44,968	166,785,636	56,878	--
Fidelity Insurance Portfolio	75,120,539	8,289,677	--	--	83,796,134
Fidelity International Capital Appreciation Fund	--	11,972,238	--	--	12,552,837
Fidelity International Discovery Fund	130,921,373	9,134,234	30,541,945	--	103,039,012
Fidelity International Real Estate Fund	202,590	--	--	--	206,230
Fidelity International Small Cap Fund	21,057,050	20,327,067	--	--	42,810,925
Fidelity International Small Cap Opportunities Fund	62,876,817	24,295,806	--	--	88,026,353
Fidelity International Value Fund	4,129,818	--	3,738,558	--	--
Fidelity IT Services Portfolio	46,481,797	3,715,032	275,887	--	50,123,705
Fidelity Japan Fund	45,758,125	--	27,230,042	--	16,162,481
Fidelity Japan Smaller Companies Fund	43,595,638	12,863,319	--	--	58,205,910
Fidelity Large Cap Stock Fund	44,795,923	--	17,168,178	--	25,892,487
Fidelity Leisure Portfolio	6,364,294	--	3,100,000	--	3,272,312
Fidelity Low-Priced Stock Fund	27,019,263	3,500,000	21,550,000	--	8,419,026
Fidelity Magellan Fund	66,668	--	--	--	65,244
Fidelity Materials Portfolio	7,218,422	6,400,000	6,422,566	--	6,653,670
Fidelity Medical Equipment and Systems Portfolio	49,716,300	27,371,382	283,705	--	76,669,574
Fidelity Mega Cap Stock Fund	20,272,043	--	5,000,000	--	14,966,865
Fidelity Mid Cap Value Fund	12,066,946	1,443,000	11,183,830	--	1,604,076
Fidelity Natural Resources Portfolio	--	2,200,000	--	--	2,260,115
Fidelity New Markets Income Fund	23,453,410	329,155	1,600,000	329,155	22,802,683
Fidelity Nordic Fund	27,570,823	753,077	900,000	--	28,142,840
Fidelity OTC Portfolio	12,672,706	--	1,000,000	--	10,387,461
Fidelity Overseas Fund	340,043,852	20,623,107	3,706,855	--	350,535,534
Fidelity Pacific Basin Fund	31,099,487	--	--	--	31,111,303
Fidelity Pharmaceuticals Portfolio	65,170,232	--	17,100,000	--	40,471,779
Fidelity Real Estate Income Fund	22,314,496	79,411	--	79,411	22,991,754
Fidelity Real Estate Investment Portfolio	30,622,375	7,560,021	475,675	17,815	40,285,512
Fidelity Retailing Portfolio	50,722,386	--	--	--	50,544,007
Fidelity Series Commodity Strategy Fund	5,609	14,655	--	--	20,362
Fidelity Small Cap Growth Fund	247,118	--	--	--	233,639
Fidelity Small Cap Stock Fund	16,712,482	37,504	--	--	16,849,421
Fidelity Small Cap Value Fund	290,157	--	--	--	301,077
Fidelity Software and IT Services Portfolio	87,809,252	7,319,199	497,399	--	93,812,790
Fidelity Stock Selector All Cap Fund	188,234	--	--	--	186,270
Fidelity Stock Selector Large Cap Value Fund	45,291,854	5,918,333	5,660,224	--	46,486,509
Fidelity Technology Portfolio	359,374,491	236,270	7,997,701	--	348,031,123
Fidelity Telecom and Utilities Fund	--	13,050,000	--	--	14,147,145
Fidelity Telecommunications Portfolio	80,289,885	48,066,140	463,965	--	140,287,770
Fidelity Utilities Portfolio	29,449,054	48,980,427	2,341,674	--	83,470,050
Fidelity Value Discovery Fund	18,519,807	13,776,310	7,991,542	--	25,003,463
Spartan 500 Index Fund Investor Class	176,093	--	--	--	178,422
Spartan Inflation-Protected Bond Index Fund Investor Class	104,618,313	29,591,005	1,244,618	–	138,086,504
Spartan International Index Fund Investor Class	94,928,995	11,809	3,550,000	--	88,663,993
Spartan Long-Term Treasury Bond Index Fund Investor Class	92,788,952	8,750,608	1,319,881	648,549	107,297,713
Spartan U.S. Bond Index Fund Investor Class	1,976,256,563	40,308,637	162,793,039	11,814,288	1,900,660,547
Total	$6,877,536,216	$905,774,309	$957,750,009	$13,617,888	$6,815,675,111

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $6,154,132,391. Net unrealized appreciation aggregated $661,542,720, of which $758,271,471 related to appreciated investment securities and $96,728,751 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

March 31, 2016

VF70-QTLY-0516
1.847120.109

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 71.5%
	Shares	Value
Domestic Equity Funds - 50.1%
Fidelity Air Transportation Portfolio (a)	22,934	$1,484,543
Fidelity Banking Portfolio (a)	1,142,471	26,608,152
Fidelity Blue Chip Growth Fund (a)	189,285	12,451,185
Fidelity Blue Chip Value Fund (a)	1,035,406	16,369,771
Fidelity Chemicals Portfolio (a)	78,018	10,377,223
Fidelity Computers Portfolio (a)	29,658	2,044,328
Fidelity Construction and Housing Portfolio (a)	181,943	10,701,866
Fidelity Consumer Discretionary Portfolio (a)	1,133,357	38,896,827
Fidelity Consumer Staples Portfolio (a)	481,459	46,128,610
Fidelity Contrafund (a)	141,554	13,682,600
Fidelity Defense and Aerospace Portfolio (a)	82,287	9,285,292
Fidelity Dividend Growth Fund (a)	551	16,693
Fidelity Electronics Portfolio (a)	84,500	6,434,695
Fidelity Energy Portfolio (a)	618,673	22,470,190
Fidelity Energy Service Portfolio (a)	59,536	2,485,050
Fidelity Equity Dividend Income Fund (a)	156,688	3,912,510
Fidelity Financial Services Portfolio (a)	357,398	28,652,596
Fidelity Global Commodity Stock Fund (a)	3,507	33,069
Fidelity Gold Portfolio (a)(b)	4,361	83,042
Fidelity Health Care Portfolio (a)	152,306	27,811,109
Fidelity Health Care Services Portfolio (a)	89,046	7,370,361
Fidelity Industrial Equipment Portfolio (a)	253,887	9,556,313
Fidelity Industrials Portfolio (a)	924,802	27,966,024
Fidelity Insurance Portfolio (a)	237,393	16,059,625
Fidelity IT Services Portfolio (a)	209,858	8,398,518
Fidelity Large Cap Stock Fund (a)	165,057	4,263,429
Fidelity Low-Priced Stock Fund (a)	184,708	8,906,605
Fidelity Magellan Fund (a)	234	20,464
Fidelity Materials Portfolio (a)	7,668	525,226
Fidelity Medical Equipment and Systems Portfolio (a)	382,262	13,428,856
Fidelity Mega Cap Stock Fund (a)	190,556	2,947,908
Fidelity Mid Cap Value Fund (a)	153,213	3,450,359
Fidelity Nasdaq Composite Index Fund (a)	28,520	1,823,312
Fidelity Pharmaceuticals Portfolio (a)	272,692	4,957,547
Fidelity Real Estate Investment Portfolio (a)	149,688	6,448,557
Fidelity Retailing Portfolio (a)	93,134	9,764,149
Fidelity Series Commodity Strategy Fund (a)(b)	7,785	38,068
Fidelity Small Cap Stock Fund (a)	252,314	4,407,923
Fidelity Software and IT Services Portfolio (a)	138,455	16,598,014
Fidelity Stock Selector Large Cap Value Fund (a)	812,579	13,529,434
Fidelity Technology Portfolio (a)	515,640	60,438,222
Fidelity Telecom and Utilities Fund (a)	96,583	2,364,354
Fidelity Telecommunications Portfolio (a)	400,119	26,571,884
Fidelity Utilities Portfolio (a)	200,967	14,519,865
Fidelity Value Discovery Fund (a)	432,070	10,075,875
Spartan 500 Index Fund Investor Class (a)	348	25,346

TOTAL DOMESTIC EQUITY FUNDS		554,385,589

International Equity Funds - 21.4%
Fidelity China Region Fund (a)	24,589	576,361
Fidelity Diversified International Fund (a)	1,316,997	44,817,423
Fidelity Emerging Asia Fund (a)	204,303	6,245,531
Fidelity Emerging Markets Fund (a)	72,042	1,602,929
Fidelity Europe Fund (a)	492,164	17,501,355
Fidelity International Capital Appreciation Fund (a)	204,002	3,388,480
Fidelity International Discovery Fund (a)	519,981	19,670,892
Fidelity International Real Estate Fund (a)	1,644	16,768
Fidelity International Small Cap Fund (a)	421,245	9,515,930
Fidelity International Small Cap Opportunities Fund (a)	1,066,927	15,907,879
Fidelity Japan Fund (a)	278,631	3,159,672
Fidelity Japan Smaller Companies Fund (a)	778,774	11,011,863
Fidelity Nordic Fund (a)	129,910	6,249,976
Fidelity Overseas Fund (a)	1,977,552	78,983,446
Fidelity Pacific Basin Fund (a)	176,311	4,642,259
Spartan International Index Fund Investor Class (a)	370,937	12,964,254

TOTAL INTERNATIONAL EQUITY FUNDS		236,255,018

TOTAL EQUITY FUNDS
(Cost $720,439,149)		790,640,607

Fixed-Income Funds - 22.9%
Fixed-Income Funds - 22.9%
Fidelity Floating Rate High Income Fund (a)	680,805	6,242,983
Fidelity Focused High Income Fund (a)	86,858	703,552
Fidelity High Income Fund (a)	64,003	515,223
Fidelity New Markets Income Fund (a)	245,019	3,665,488
Fidelity Real Estate Income Fund (a)	322,207	3,718,269
Spartan Inflation-Protected Bond Index Fund Investor Class (a)	2,292,742	22,445,945
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	1,312,027	18,014,126
Spartan U.S. Bond Index Fund Investor Class (a)	16,792,491	197,647,621
TOTAL FIXED-INCOME FUNDS
(Cost $242,017,989)		252,953,207

Money Market Funds - 5.6%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%(a)
(Cost $62,677,747)	62,677,747	62,677,747
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,025,134,885)		1,106,271,561
NET OTHER ASSETS (LIABILITIES) - 0.0%		(184,329)
NET ASSETS - 100%		$1,106,087,232

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$1,752,055	$--	$300,000	$--	$1,484,543
Fidelity Banking Portfolio	30,443,354	16,253	1,117,715	--	26,608,152
Fidelity Blue Chip Growth Fund	22,535,638	39,776	8,620,777	--	12,451,185
Fidelity Blue Chip Value Fund	14,812,968	2,601,081	1,265,627	--	16,369,771
Fidelity Brokerage and Investment Management Portfolio	1,069,066	--	882,931	--	--
Fidelity Chemicals Portfolio	7,516,222	2,605,846	--	--	10,377,223
Fidelity China Region Fund	625,046	--	--	--	576,361
Fidelity Computers Portfolio	4,211,545	--	2,022,846	--	2,044,328
Fidelity Construction and Housing Portfolio	12,904,758	--	2,000,000	--	10,701,866
Fidelity Consumer Discretionary Portfolio	41,490,727	916,694	3,455,754	--	38,896,827
Fidelity Consumer Staples Portfolio	41,175,715	8,919,342	6,533,870	--	46,128,610
Fidelity Contrafund	18,148,209	1,925,423	5,833,316	2,161	13,682,600
Fidelity Defense and Aerospace Portfolio	7,241,652	2,156,249	--	--	9,285,292
Fidelity Diversified International Fund	74,489,316	54,966	26,157,927	--	44,817,423
Fidelity Dividend Growth Fund	16,682	--	--	--	16,693
Fidelity Electronics Portfolio	5,055,291	1,295,901	--	--	6,434,695
Fidelity Emerging Asia Fund	6,362,876	--	213,433	--	6,245,531
Fidelity Emerging Markets Fund	1,503,073	63,317	--	--	1,602,929
Fidelity Energy Portfolio	21,952,494	512,682	674,248	--	22,470,190
Fidelity Energy Service Portfolio	2,443,375	--	--	986	2,485,050
Fidelity Equity Dividend Income Fund	--	3,754,764	--	--	3,912,510
Fidelity Europe Fund	23,979,545	--	5,668,276	--	17,501,355
Fidelity Financial Services Portfolio	36,171,417	110,625	5,632,223	--	28,652,596
Fidelity Floating Rate High Income Fund	6,151,835	63,320	--	63,320	6,242,983
Fidelity Focused High Income Fund	687,400	8,264	--	8,264	703,552
Fidelity Global Commodity Stock Fund	--	32,936	--	--	33,069
Fidelity Gold Portfolio	58,879	--	--	--	83,042
Fidelity Health Care Portfolio	39,143,901	1,431,674	7,596,422	--	27,811,109
Fidelity Health Care Services Portfolio	7,487,609	27,867	--	--	7,370,361
Fidelity High Income Fund	501,125	7,609	--	7,609	515,223
Fidelity Industrial Equipment Portfolio	7,308,805	1,923,865	--	--	9,556,313
Fidelity Industrials Portfolio	28,925,716	3,825,144	5,409,129	--	27,966,024
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	--	65,362,021	2,684,273	20,568	62,677,747
Fidelity Institutional Prime Money Market Portfolio Class I 0.39%	26,701,665	7,864	26,709,529	9,232	--
Fidelity Insurance Portfolio	13,370,609	2,627,599	--	--	16,059,625
Fidelity International Capital Appreciation Fund	493,228	3,129,576	458,485	--	3,388,480
Fidelity International Discovery Fund	23,797,296	2,471,813	5,395,231	--	19,670,892
Fidelity International Real Estate Fund	16,472	--	--	--	16,768
Fidelity International Small Cap Fund	5,315,824	3,882,963	--	--	9,515,930
Fidelity International Small Cap Opportunities Fund	10,761,880	4,872,070	--	--	15,907,879
Fidelity IT Services Portfolio	7,782,314	693,116	105,606	--	8,398,518
Fidelity Japan Fund	9,315,436	--	5,624,680	--	3,159,672
Fidelity Japan Smaller Companies Fund	8,921,108	1,788,055	--	--	11,011,863
Fidelity Large Cap Stock Fund	6,243,589	--	1,801,330	--	4,263,429
Fidelity Low-Priced Stock Fund	10,499,657	901,694	2,520,000	--	8,906,605
Fidelity Magellan Fund	20,911	--	--	--	20,464
Fidelity Materials Portfolio	2,713,126	500,000	2,392,899	--	525,226
Fidelity Medical Equipment and Systems Portfolio	11,667,533	1,922,544	--	--	13,428,856
Fidelity Mega Cap Stock Fund	2,976,491	--	--	--	2,947,908
Fidelity Mid Cap Value Fund	10,343,099	--	6,616,854	--	3,450,359
Fidelity Nasdaq Composite Index Fund	1,868,971	1,254	--	--	1,823,312
Fidelity New Markets Income Fund	3,909,162	60,738	399,767	53,471	3,665,488
Fidelity Nordic Fund	--	5,810,210	--	--	6,249,976
Fidelity OTC Portfolio	431,553	--	372,675	--	--
Fidelity Overseas Fund	79,650,717	1,447,063	389,669	--	78,983,446
Fidelity Pacific Basin Fund	4,640,495	--	--	--	4,642,259
Fidelity Pharmaceuticals Portfolio	7,221,097	--	1,400,000	--	4,957,547
Fidelity Real Estate Income Fund	3,608,742	12,843	--	12,843	3,718,269
Fidelity Real Estate Investment Portfolio	4,981,409	1,082,584	18,397	2,816	6,448,557
Fidelity Retailing Portfolio	9,798,609	--	--	--	9,764,149
Fidelity Series Commodity Strategy Fund	5,316	32,936	--	--	38,068
Fidelity Small Cap Stock Fund	4,337,477	40,994	--	--	4,407,923
Fidelity Software and IT Services Portfolio	15,506,370	1,235,993	--	--	16,598,014
Fidelity Stock Selector Large Cap Value Fund	11,693,249	1,943,015	424,085	--	13,529,434
Fidelity Technology Portfolio	62,477,056	956,444	2,271,694	--	60,438,222
Fidelity Telecom and Utilities Fund	--	2,166,374	--	--	2,364,354
Fidelity Telecommunications Portfolio	15,023,040	9,272,976	86,824	--	26,571,884
Fidelity Utilities Portfolio	3,719,984	9,917,692	354,407	--	14,519,865
Fidelity Value Discovery Fund	7,308,562	2,705,892	150,088	--	10,075,875
Spartan 500 Index Fund Investor Class	25,015	--	--	--	25,346
Spartan Inflation-Protected Bond Index Fund Investor Class	16,900,858	4,939,915	222,513	--	22,445,945
Spartan International Index Fund Investor Class	13,813,833	7,727	450,000	--	12,964,254
Spartan Long-Term Treasury Bond Index Fund Investor Class	15,935,008	1,051,374	167,615	111,388	18,014,126
Spartan U.S. Bond Index Fund Investor Class	209,026,186	6,742,856	23,037,306	1,245,426	197,647,621
Total	$1,108,989,241	$169,881,793	$167,438,421	$1,538,084	$1,106,271,561

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,026,533,827. Net unrealized appreciation aggregated $79,737,734, of which $102,834,787 related to appreciated investment securities and $23,097,053 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

March 31, 2016

VF85-QTLY-0516
1.847121.109

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 86.9%
	Shares	Value
Domestic Equity Funds - 61.6%
Fidelity Air Transportation Portfolio (a)	7,221	$467,383
Fidelity Banking Portfolio (a)	433,790	10,102,975
Fidelity Blue Chip Growth Fund (a)	11,755	773,229
Fidelity Blue Chip Value Fund (a)	355,280	5,616,984
Fidelity Chemicals Portfolio (a)	38,902	5,174,397
Fidelity Computers Portfolio (a)	11,969	825,057
Fidelity Construction and Housing Portfolio (a)	75,435	4,437,108
Fidelity Consumer Discretionary Portfolio (a)	632,799	21,717,673
Fidelity Consumer Staples Portfolio (a)	215,957	20,690,832
Fidelity Contrafund (a)	18,230	1,762,106
Fidelity Defense and Aerospace Portfolio (a)	36,195	4,084,292
Fidelity Dividend Growth Fund (a)	289	8,761
Fidelity Electronics Portfolio (a)	33,570	2,556,387
Fidelity Energy Portfolio (a)	305,575	11,098,471
Fidelity Energy Service Portfolio (a)	10,950	457,053
Fidelity Equity Dividend Income Fund (a)	212,451	5,304,912
Fidelity Financial Services Portfolio (a)	182,638	14,642,074
Fidelity Global Commodity Stock Fund (a)	4,539	42,806
Fidelity Gold Portfolio (a)(b)	3,652	69,538
Fidelity Growth Company Fund (a)	262	33,687
Fidelity Health Care Portfolio (a)	67,096	12,251,767
Fidelity Health Care Services Portfolio (a)	45,432	3,760,422
Fidelity Industrial Equipment Portfolio (a)	132,459	4,985,774
Fidelity Industrials Portfolio (a)	418,131	12,644,290
Fidelity Insurance Portfolio (a)	124,696	8,435,668
Fidelity IT Services Portfolio (a)	83,779	3,352,829
Fidelity Large Cap Stock Fund (a)	26,951	696,154
Fidelity Leisure Portfolio (a)	1,058	141,086
Fidelity Low-Priced Stock Fund (a)	56,242	2,711,992
Fidelity Magellan Fund (a)	161	14,116
Fidelity Medical Equipment and Systems Portfolio (a)	219,476	7,710,189
Fidelity Mega Cap Stock Fund (a)	26,978	417,347
Fidelity Mid Cap Value Fund (a)	30,232	680,827
Fidelity Nasdaq Composite Index Fund (a)	945	60,431
Fidelity OTC Portfolio (a)	7,688	585,534
Fidelity Pharmaceuticals Portfolio (a)	103,300	1,877,993
Fidelity Real Estate Investment Portfolio (a)	49,744	2,142,964
Fidelity Retailing Portfolio (a)	29,002	3,040,605
Fidelity Series Commodity Strategy Fund (a)(b)	6,135	30,002
Fidelity Small Cap Stock Fund (a)	111,140	1,941,619
Fidelity Software and IT Services Portfolio (a)	70,290	8,426,308
Fidelity Stock Selector Large Cap Value Fund (a)	482,824	8,039,012
Fidelity Technology Portfolio (a)	266,638	31,252,640
Fidelity Telecom and Utilities Fund (a)	8,665	212,108
Fidelity Telecommunications Portfolio (a)	181,063	12,024,419
Fidelity Utilities Portfolio (a)	97,122	7,017,069
Fidelity Value Discovery Fund (a)	76,064	1,773,814

TOTAL DOMESTIC EQUITY FUNDS		246,092,704

International Equity Funds - 25.3%
Fidelity China Region Fund (a)	29,926	701,461
Fidelity Diversified International Fund (a)	457,541	15,570,137
Fidelity Emerging Asia Fund (a)	87,462	2,673,703
Fidelity Emerging Markets Fund (a)	41,633	926,329
Fidelity Europe Fund (a)	193,714	6,888,467
Fidelity International Capital Appreciation Fund (a)	85,637	1,422,435
Fidelity International Discovery Fund (a)	283,278	10,716,399
Fidelity International Real Estate Fund (a)	1,498	15,281
Fidelity International Small Cap Fund (a)	185,705	4,195,085
Fidelity International Small Cap Opportunities Fund (a)	463,610	6,912,419
Fidelity Japan Fund (a)	94,138	1,067,529
Fidelity Japan Smaller Companies Fund (a)	387,972	5,485,922
Fidelity Nordic Fund (a)	52,555	2,528,420
Fidelity Overseas Fund (a)	992,448	39,638,382
Fidelity Pacific Basin Fund (a)	29,698	781,958
Spartan International Index Fund Investor Class (a)	45,998	1,607,643

TOTAL INTERNATIONAL EQUITY FUNDS		101,131,570

TOTAL EQUITY FUNDS
(Cost $321,524,552)		347,224,274

Fixed-Income Funds - 10.3%
Fixed-Income Funds - 10.3%
Fidelity Floating Rate High Income Fund (a)	865	7,930
Fidelity Focused High Income Fund (a)	10,913	88,399
Fidelity High Income Fund (a)	21,368	172,016
Fidelity New Markets Income Fund (a)	112,669	1,685,524
Fidelity Real Estate Income Fund (a)	135,034	1,558,296
Spartan Inflation-Protected Bond Index Fund Investor Class (a)	918,411	8,991,240
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	797,939	10,955,707
Spartan U.S. Bond Index Fund Investor Class (a)	1,506,914	17,736,373

TOTAL FIXED-INCOME FUNDS

(Cost $39,431,121)		41,195,485

Money Market Funds - 2.8%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (a)
(Cost $11,313,635)	11,313,635	11,313,635
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $372,269,308)		399,733,394
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,396)
NET ASSETS - 100%		$399,665,998

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$449,765	$--	$--	$--	$467,383
Fidelity Banking Portfolio	12,776,813	18,881	1,497,310	--	10,102,975
Fidelity Blue Chip Growth Fund	4,139,959	43,071	3,047,074	--	773,229
Fidelity Blue Chip Value Fund	5,393,876	619,614	440,652	--	5,616,984
Fidelity Brokerage and Investment Management Portfolio	229,318	--	194,545	--	--
Fidelity Chemicals Portfolio	3,545,242	1,701,198	235,103	--	5,174,397
Fidelity China Region Fund	760,714	--	--	--	701,461
Fidelity Computers Portfolio	1,534,138	--	652,869	--	825,057
Fidelity Construction and Housing Portfolio	4,797,593	--	378,288	--	4,437,108
Fidelity Consumer Discretionary Portfolio	22,042,447	755,319	1,110,112	--	21,717,673
Fidelity Consumer Staples Portfolio	19,418,724	3,844,173	3,723,842	--	20,690,832
Fidelity Contrafund	7,948,208	1,768,116	7,548,478	921	1,762,106
Fidelity Defense and Aerospace Portfolio	4,132,524	28,009	--	--	4,084,292
Fidelity Diversified International Fund	32,797,891	--	15,363,788	--	15,570,137
Fidelity Dividend Growth Fund	8,755	--	--	--	8,761
Fidelity Electronics Portfolio	1,870,180	653,237	--	--	2,556,387
Fidelity Emerging Asia Fund	2,833,826	--	197,475	--	2,673,703
Fidelity Emerging Markets Fund	257,020	651,458	--	--	926,329
Fidelity Energy Portfolio	10,815,474	325,261	390,624	--	11,098,471
Fidelity Energy Service Portfolio	865,797	--	380,287	--	457,053
Fidelity Equity Dividend Income Fund	--	5,110,277	--	--	5,304,912
Fidelity Europe Fund	10,091,642	--	2,763,902	--	6,888,467
Fidelity Financial Services Portfolio	19,445,527	131,332	3,778,842	--	14,642,074
Fidelity Floating Rate High Income Fund	7,814	80	--	80	7,930
Fidelity Focused High Income Fund	86,370	1,038	--	1,038	88,399
Fidelity Global Commodity Stock Fund	16,779	24,819	--	--	42,806
Fidelity Gold Portfolio	49,305	--	--	--	69,538
Fidelity Growth Company Fund	35,734	93	--	--	33,687
Fidelity Health Care Portfolio	17,551,447	756,506	3,756,169	--	12,251,767
Fidelity Health Care Services Portfolio	3,800,272	32,207	--	--	3,760,422
Fidelity High Income Fund	167,309	2,540	--	2,540	172,016
Fidelity Industrial Equipment Portfolio	2,999,410	1,812,878	--	--	4,985,774
Fidelity Industrials Portfolio	14,005,735	465,089	2,103,769	--	12,644,290
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	--	17,152,794	5,839,160	3,500	11,313,635
Fidelity Institutional Prime Money Market Portfolio Class I 0.39%	24,355	7	24,362	9	--
Fidelity Insurance Portfolio	6,588,736	1,769,593	--	--	8,435,668
Fidelity International Capital Appreciation Fund	--	1,300,214	--	--	1,422,435
Fidelity International Discovery Fund	9,802,990	2,894,357	1,535,629	--	10,716,399
Fidelity International Real Estate Fund	15,012	--	--	--	15,281
Fidelity International Small Cap Fund	2,049,941	1,886,892	--	--	4,195,085
Fidelity International Small Cap Opportunities Fund	4,852,571	1,897,485	--	--	6,912,419
Fidelity IT Services Portfolio	2,968,370	378,111	7,183	--	3,352,829
Fidelity Japan Fund	4,487,992	--	3,115,226	--	1,067,529
Fidelity Japan Smaller Companies Fund	4,089,540	1,239,499	--	--	5,485,922
Fidelity Large Cap Stock Fund	1,817,995	--	1,062,260	--	696,154
Fidelity Leisure Portfolio	137,510	--	--	--	141,086
Fidelity Low-Priced Stock Fund	2,686,768	1,087,326	1,065,000	--	2,711,992
Fidelity Magellan Fund	14,424	--	--	--	14,116
Fidelity Materials Portfolio	1,744,807	--	1,567,081	--	--
Fidelity Medical Equipment and Systems Portfolio	5,011,560	2,740,241	--	--	7,710,189
Fidelity Mega Cap Stock Fund	421,394	--	--	--	417,347
Fidelity Mid Cap Value Fund	3,746,332	--	2,943,818	--	680,827
Fidelity Nasdaq Composite Index Fund	61,944	42	--	--	60,431
Fidelity New Markets Income Fund	2,018,742	29,663	400,000	25,478	1,685,524
Fidelity Nordic Fund	--	2,346,023	--	--	2,528,420
Fidelity OTC Portfolio	641,427	--	--	--	585,534
Fidelity Overseas Fund	40,619,533	1,049,957	1,135,375	--	39,638,382
Fidelity Pacific Basin Fund	781,661	--	--	--	781,958
Fidelity Pharmaceuticals Portfolio	5,060,594	--	2,600,000	--	1,877,993
Fidelity Real Estate Income Fund	1,512,394	5,382	--	5,382	1,558,296
Fidelity Real Estate Investment Portfolio	1,633,071	462,763	85,137	952	2,142,964
Fidelity Retailing Portfolio	3,228,576	--	150,000	--	3,040,605
Fidelity Series Commodity Strategy Fund	5,316	24,819	--	--	30,002
Fidelity Small Cap Stock Fund	1,907,435	20,962	--	--	1,941,619
Fidelity Software and IT Services Portfolio	7,990,086	579,253	53,065	--	8,426,308
Fidelity Stock Selector Large Cap Value Fund	6,806,289	2,584,133	1,551,117	--	8,039,012
Fidelity Technology Portfolio	32,051,942	445,705	962,474	--	31,252,640
Fidelity Telecom and Utilities Fund	--	193,133	--	--	212,108
Fidelity Telecommunications Portfolio	6,734,945	4,507,119	295,212	--	12,024,419
Fidelity Utilities Portfolio	2,043,648	4,676,219	285,031	--	7,017,069
Fidelity Value Discovery Fund	1,231,582	503,272	--	--	1,773,814
Spartan Inflation-Protected Bond Index Fund Investor Class	8,642,595	233,523	261,513	--	8,991,240
Spartan International Index Fund Investor Class	1,908,175	2,116	240,000	--	1,607,643
Spartan Long-Term Treasury Bond Index Fund Investor Class	9,042,749	1,541,311	326,346	66,759	10,955,707
Spartan U.S. Bond Index Fund Investor Class	20,232,915	5,532,327	8,478,367	129,141	17,736,373
Total	$409,491,524	$75,829,437	$81,546,485	$235,800	$399,733,394

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $372,803,307. Net unrealized appreciation aggregated $26,930,087, of which $36,507,972 related to appreciated investment securities and $9,577,885 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

March 31, 2016

VIPIFF2005-QTLY-0516
1.830286.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	29,994	$911,805
VIP Equity-Income Portfolio Investor Class (a)	49,452	960,352
VIP Growth & Income Portfolio Investor Class (a)	62,594	1,095,392
VIP Growth Portfolio Investor Class (a)	16,693	937,315
VIP Mid Cap Portfolio Investor Class (a)	8,826	266,372
VIP Value Portfolio Investor Class (a)	52,705	705,721
VIP Value Strategies Portfolio Investor Class (a)	24,157	344,474
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,871,286)		5,221,431

International Equity Funds - 12.9%
VIP Emerging Markets Portfolio Investor Class (a)	132,774	1,100,698
VIP Overseas Portfolio Investor Class (a)	81,707	1,494,423
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,596,065)		2,595,121

Bond Funds - 40.4%
VIP High Income Portfolio Investor Class (a)	151,187	763,495
VIP Investment Grade Bond Portfolio Investor Class (a)	577,304	7,320,220
TOTAL BOND FUNDS
(Cost $8,121,085)		8,083,715

Short-Term Funds - 20.6%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $4,119,103)	4,119,103	4,119,103
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,707,539)		20,019,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$20,019,371

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$974,344	$126,873	$94,723	$-	$911,805
VIP Emerging Markets Portfolio Investor Class	942,609	188,379	60,098	--	1,100,698
VIP Equity-Income Portfolio Investor Class	1,028,129	90,111	113,766	-	960,352
VIP Government Money Market Portfolio Investor Class	4,075,046	507,857	463,799	1,127	4,119,103
VIP Growth & Income Portfolio Investor Class	1,159,012	139,286	122,519	-	1,095,392
VIP Growth Portfolio Investor Class	1,014,430	132,965	67,850	1	937,315
VIP High Income Portfolio Investor Class	760,864	26,240	40,093	--	763,495
VIP Investment Grade Bond Portfolio Investor Class	7,639,773	198,035	728,395	4,075	7,320,220
VIP Mid Cap Portfolio Investor Class	278,550	37,328	30,315	-	266,372
VIP Overseas Portfolio Investor Class	1,433,700	299,245	187,283	--	1,494,423
VIP Value Portfolio Investor Class	743,491	40,569	78,526	-	705,721
VIP Value Strategies Portfolio Investor Class	358,379	31,063	39,347	--	344,474
Total	$20,408,327	$1,817,951	$2,026,714	$5,203	$20,019,370

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $19,794,375. Net unrealized appreciation aggregated $224,995, of which $796,050 related to appreciated investment securities and $571,055 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

March 31, 2016

VIPIFF2010-QTLY-0516
1.830287.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	110,392	$3,355,906
VIP Equity-Income Portfolio Investor Class (a)	182,006	3,534,550
VIP Growth & Income Portfolio Investor Class (a)	230,376	4,031,575
VIP Growth Portfolio Investor Class (a)	61,437	3,449,694
VIP Mid Cap Portfolio Investor Class (a)	32,484	980,370
VIP Value Portfolio Investor Class (a)	193,978	2,597,362
VIP Value Strategies Portfolio Investor Class (a)	88,908	1,267,828
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,003,649)		19,217,285

International Equity Funds - 15.9%
VIP Emerging Markets Portfolio Investor Class (a)	452,818	3,753,865
VIP Overseas Portfolio Investor Class (a)	310,749	5,683,598
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,890,241)		9,437,463

Bond Funds - 36.6%
VIP High Income Portfolio Investor Class (a)	449,415	2,269,545
VIP Investment Grade Bond Portfolio Investor Class (a)	1,540,358	19,531,738
TOTAL BOND FUNDS
(Cost $21,925,768)		21,801,283

Short-Term Funds - 15.2%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $9,043,662)	9,043,662	9,043,662
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $58,863,320)		59,499,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$59,499,699

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,486,556	$426,495	$233,818	$--	$3,355,906
VIP Emerging Markets Portfolio Investor Class	3,218,047	533,891	107,318	--	3,753,865
VIP Equity-Income Portfolio Investor Class	3,679,100	296,291	291,664	--	3,534,550
VIP Government Money Market Portfolio Investor Class 0.15%	8,651,848	1,286,723	894,908	2,405	9,043,662
VIP Growth & Income Portfolio Investor Class	4,148,377	464,817	313,138	--	4,031,575
VIP Growth Portfolio Investor Class	3,628,546	448,943	132,276	--	3,449,694
VIP High Income Portfolio Investor Class	2,221,215	64,881	69,563	--	2,269,545
VIP Investment Grade Bond Portfolio Investor Class	20,039,100	437,350	1,506,433	10,879	19,531,738
VIP Mid Cap Portfolio Investor Class	997,137	125,220	78,301	--	980,370
VIP Overseas Portfolio Investor Class	5,455,076	878,811	469,290	--	5,683,598
VIP Value Portfolio Investor Class	2,661,176	124,064	201,222	--	2,597,362
VIP Value Strategies Portfolio Investor Class	1,283,156	100,396	102,679	--	1,267,828
Total	$59,469,334	$5,187,882	$4,400,610	$13,284	$59,499,693

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $59,131,073. Net unrealized appreciation aggregated $368,620, of which $2,663,807 related to appreciated investment securities and $2,295,187 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

March 31, 2016

VIPIFF2015-QTLY-0516
1.830290.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	208,770	$6,346,614
VIP Equity-Income Portfolio Investor Class (a)	344,199	6,684,350
VIP Growth & Income Portfolio Investor Class (a)	435,677	7,624,343
VIP Growth Portfolio Investor Class (a)	116,183	6,523,671
VIP Mid Cap Portfolio Investor Class (a)	61,432	1,854,009
VIP Value Portfolio Investor Class (a)	366,835	4,911,914
VIP Value Strategies Portfolio Investor Class (a)	168,138	2,397,647
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,231,188)		36,342,548

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Investor Class R (a)	786,689	6,521,654
VIP Overseas Portfolio Investor Class (a)	600,349	10,980,375
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,664,379)		17,502,029

Bond Funds - 33.1%
VIP High Income Portfolio Investor Class (a)	715,031	3,610,908
VIP Investment Grade Bond Portfolio Investor Class (a)	2,185,384	27,710,667
TOTAL BOND FUNDS
(Cost $31,566,988)		31,321,575

Short-Term Funds - 10.0%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $9,485,456)	9,485,456	9,485,456
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $91,948,011)		94,651,608
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$94,651,608

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$6,613,348	$804,104	$463,959	$--	$6,346,614
VIP Emerging Markets Portfolio Investor Class	5,703,549	867,707	230,921	--	6,521,654
VIP Equity-Income Portfolio Investor Class	6,978,262	572,144	584,908	--	6,684,350
VIP Government Money Market Portfolio Investor Class 0.15%	9,032,226	1,731,523	1,278,293	2,431	9,485,456
VIP Growth & Income Portfolio Investor Class	7,867,933	879,383	616,351	--	7,624,343
VIP Growth Portfolio Investor Class	6,883,498	842,951	275,435	--	6,523,671
VIP High Income Portfolio Investor Class	3,581,208	137,534	191,112	--	3,610,908
VIP Investment Grade Bond Portfolio Investor Class	28,979,120	761,981	2,831,511	15,217	27,710,667
VIP Mid Cap Portfolio Investor Class	1,891,221	236,938	153,771	--	1,854,009
VIP Overseas Portfolio Investor Class	10,750,051	1,491,620	890,808	--	10,980,375
VIP Value Portfolio Investor Class	5,047,197	240,077	394,651	--	4,911,914
VIP Value Strategies Portfolio Investor Class	2,433,435	192,792	201,249	--	2,397,647
Total	$95,761,048	$8,758,754	$8,112,969	$17,648	$94,651,608

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $92,441,678. Net unrealized appreciation aggregated $2,209,930, of which $5,730,270 related to appreciated investment securities and $3,520,340 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

March 31, 2016

VIPIFF2020-QTLY-0516
1.830296.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	448,692	$13,640,233
VIP Equity-Income Portfolio Investor Class (a)	739,757	14,366,085
VIP Growth & Income Portfolio Investor Class (a)	936,361	16,386,312
VIP Growth Portfolio Investor Class (a)	249,705	14,020,930
VIP Mid Cap Portfolio Investor Class (a)	132,029	3,984,648
VIP Value Portfolio Investor Class (a)	788,414	10,556,869
VIP Value Strategies Portfolio Investor Class (a)	361,364	5,153,044
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,053,874)		78,108,121

International Equity Funds - 20.3%
VIP Emerging Markets Portfolio Investor Class R (a)	1,615,081	13,389,021
VIP Overseas Portfolio Investor Class (a)	1,297,395	23,729,356
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,722,460)		37,118,377

Bond Funds - 30.0%
VIP High Income Portfolio Investor Class (a)	1,383,250	6,985,412
VIP Investment Grade Bond Portfolio Investor Class (a)	3,775,524	47,873,643
TOTAL BOND FUNDS
(Cost $55,614,850)		54,859,055

Short-Term Funds - 7.1%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $12,996,604)	12,996,604	12,996,604
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $179,387,788)		183,082,157
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$183,082,157

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,348,330	$1,584,917	$963,448	$--	$13,640,233
VIP Emerging Markets Portfolio Investor Class R	11,930,150	1,606,710	508,145	--	13,389,021
VIP Equity-Income Portfolio Investor Class	15,140,056	1,130,065	1,285,437	--	14,366,085
VIP Government Money Market Portfolio Investor Class 0.15%	12,111,836	2,899,042	2,014,275	3,195	12,996,604
VIP Growth & Income Portfolio Investor Class	17,071,374	1,714,970	1,289,079	--	16,386,312
VIP Growth Portfolio Investor Class	14,933,171	1,697,881	583,728	--	14,020,930
VIP High Income Portfolio Investor Class	7,016,283	242,976	433,195	--	6,985,412
VIP Investment Grade Bond Portfolio Investor Class	50,874,469	970,765	5,367,969	26,789	47,873,643
VIP Mid Cap Portfolio Investor Class	4,103,630	467,023	321,334	--	3,984,648
VIP Overseas Portfolio Investor Class	23,676,893	2,695,756	1,803,586	--	23,729,356
VIP Value Portfolio Investor Class	10,951,556	394,491	827,185	--	10,556,869
VIP Value Strategies Portfolio Investor Class	5,280,581	356,336	421,564	--	5,153,044
Total	$187,438,329	$15,760,932	$15,818,945	$29,984	$183,082,157

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $180,244,247. Net unrealized appreciation aggregated $2,837,910, of which $10,848,783 related to appreciated investment securities and $8,010,873 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

March 31, 2016

VIPIFF2025-QTLY-0516
1.830297.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	416,766	$12,669,684
VIP Equity-Income Portfolio Investor Class (a)	687,114	13,343,750
VIP Growth & Income Portfolio Investor Class (a)	869,732	15,220,305
VIP Growth Portfolio Investor Class (a)	231,927	13,022,708
VIP Mid Cap Portfolio Investor Class (a)	122,633	3,701,073
VIP Value Portfolio Investor Class (a)	732,291	9,805,380
VIP Value Strategies Portfolio Investor Class (a)	335,649	4,786,359
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,350,426)		72,549,259

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,433,858	11,886,684
VIP Overseas Portfolio Investor Class (a)	1,218,009	22,277,389
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,882,748)		34,164,073

Bond Funds - 27.0%
VIP High Income Portfolio Investor Class (a)	1,157,175	5,843,736
VIP Investment Grade Bond Portfolio Investor Class (a)	2,800,965	35,516,235
TOTAL BOND FUNDS
(Cost $42,219,833)		41,359,971

Short-Term Funds - 3.3%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $5,070,777)	5,070,777	5,070,777
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $147,523,784)		153,144,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$153,144,081

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,352,251	$1,484,447	$961,721	$--	$12,669,684
VIP Emerging Markets Portfolio Investor Class	10,688,200	1,400,995	504,047	--	11,886,684
VIP Equity-Income Portfolio Investor Class	14,093,525	1,189,938	1,370,739	--	13,343,750
VIP Government Money Market Portfolio Investor Class 0.15%	5,152,241	942,671	1,024,135	1,325	5,070,777
VIP Growth & Income Portfolio Investor Class	15,890,106	1,614,350	1,272,336	--	15,220,305
VIP Growth Portfolio Investor Class	13,904,121	1,625,589	672,642	--	13,022,708
VIP High Income Portfolio Investor Class	5,853,178	299,149	440,808	--	5,843,736
VIP Investment Grade Bond Portfolio Investor Class	35,851,441	2,770,657	4,078,613	18,466	35,516,235
VIP Mid Cap Portfolio Investor Class	3,819,714	438,551	316,992	--	3,701,073
VIP Overseas Portfolio Investor Class	22,505,080	2,323,016	1,750,161	--	22,277,389
VIP Value Portfolio Investor Class	10,193,783	400,129	816,935	--	9,805,380
VIP Value Strategies Portfolio Investor Class	4,914,472	345,599	415,973	--	4,786,359
Total	$156,218,112	$14,835,091	$13,625,102	$19,791	$153,144,080

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $148,441,288. Net unrealized appreciation aggregated $4,702,792, of which $11,253,124 related to appreciated investment securities and $6,550,332 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

March 31, 2016

VIPIFF2030-QTLY-0516
1.830291.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	479,139	$14,565,823
VIP Equity-Income Portfolio Investor Class (a)	789,933	15,340,496
VIP Growth & Income Portfolio Investor Class (a)	999,883	17,497,948
VIP Growth Portfolio Investor Class (a)	266,624	14,970,932
VIP Mid Cap Portfolio Investor Class (a)	140,983	4,254,876
VIP Value Portfolio Investor Class (a)	841,858	11,272,475
VIP Value Strategies Portfolio Investor Class (a)	385,874	5,502,569
TOTAL DOMESTIC EQUITY FUNDS
(Cost $80,089,044)		83,405,119

International Equity Funds - 26.7%
VIP Emerging Markets Portfolio Investor Class (a)	1,532,684	12,705,953
VIP Overseas Portfolio Investor Class (a)	1,420,367	25,978,505
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $39,342,691)		38,684,458

Bond Funds - 15.0%
VIP High Income Portfolio Investor Class (a)	1,095,626	5,532,911
VIP Investment Grade Bond Portfolio Investor Class (a)	1,274,998	16,166,975
TOTAL BOND FUNDS
(Cost $22,407,588)		21,699,886

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $1,160,509)	1,160,509	1,160,509
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $142,999,832)		144,949,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$144,949,972

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,914,752	$1,495,675	$472,760	$--	$14,565,823
VIP Emerging Markets Portfolio Investor Class	11,286,309	1,279,814	181,728	--	12,705,953
VIP Equity-Income Portfolio Investor Class	15,737,798	1,288,025	1,047,706	--	15,340,496
VIP Government Money Market Portfolio Investor Class 0.15%	1,915,331	117,196	872,018	367	1,160,509
VIP Growth & Income Portfolio Investor Class	17,749,313	1,578,171	678,663	--	17,497,948
VIP Growth Portfolio Investor Class	15,518,771	1,966,786	426,705	--	14,970,932
VIP High Income Portfolio Investor Class	5,430,752	307,840	327,590	--	5,532,911
VIP Investment Grade Bond Portfolio Investor Class	15,207,568	1,717,486	1,184,355	8,107	16,166,975
VIP Mid Cap Portfolio Investor Class	4,266,706	435,777	174,000	--	4,254,876
VIP Overseas Portfolio Investor Class	25,788,371	1,971,596	839,445	--	25,978,505
VIP Value Portfolio Investor Class	11,386,176	288,932	436,978	--	11,272,475
VIP Value Strategies Portfolio Investor Class	5,490,080	310,461	231,107	--	5,502,569
Total	$144,691,927	$12,757,759	$6,873,055	$8,474	$144,949,972

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $143,766,961. Net unrealized appreciation aggregated $1,183,011, of which $9,422,272 related to appreciated investment securities and $8,239,261 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

March 31, 2016

VIPIFFINC-QTLY-0516
1.830283.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	63,825	$1,940,280
VIP Equity-Income Portfolio Investor Class (a)	105,232	2,043,600
VIP Growth & Income Portfolio Investor Class (a)	133,197	2,330,956
VIP Growth Portfolio Investor Class (a)	35,523	1,994,600
VIP Mid Cap Portfolio Investor Class (a)	18,782	566,832
VIP Value Portfolio Investor Class (a)	112,155	1,501,760
VIP Value Strategies Portfolio Investor Class(a)	51,405	733,030
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,083,618)		11,111,058

International Equity Funds - 9.0%
VIP Emerging Markets Portfolio Investor Class R(a)	345,792	2,866,614
VIP Overseas Portfolio Investor Class (a)	158,402	2,897,176
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,355,053)		5,763,790

Bond Funds - 45.1%
VIP High Income Portfolio Investor Class (a)	485,582	2,452,189
VIP Investment Grade Bond Portfolio Investor Class (a)	2,095,289	26,568,263
TOTAL BOND FUNDS
(Cost $29,138,620)		29,020,452

Short-Term Funds - 28.6%
VIP Government Money Market Portfolio Investor Class 0.15% (a)(b)
(Cost $18,416,762)	18,416,762	18,416,762
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $62,994,053)		64,312,062
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$64,312,062

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,033,060	$276,911	$181,241	$-	$1,940,280
VIP Emerging Markets Portfolio Investor Class R	2,293,387	592,162	112,251	--	2,866,614
VIP Equity-Income Portfolio Investor Class	2,139,495	205,542	215,656	-	2,043,600
VIP Government Money Market Portfolio Investor Class 0.15%	18,211,442	1,809,193	1,603,873	5,181	18,416,762
VIP Growth & Income Portfolio Investor Class	2,411,847	311,397	236,045	-	2,330,956
VIP Growth Portfolio Investor Class	2,111,509	294,337	122,971	-	1,994,600
VIP High Income Portfolio Investor Class	2,382,126	123,309	112,525	--	2,452,189
VIP Investment Grade Bond Portfolio Investor Class	27,110,106	849,370	2,164,462	14,870	26,568,263
VIP Mid Cap Portfolio Investor Class	579,782	82,726	58,607	-	566,832
VIP Overseas Portfolio Investor Class	2,465,902	882,695	386,373	--	2,897,176
VIP Value Portfolio Investor Class	1,547,097	98,655	151,740	-	1,501,760
VIP Value Strategies Portfolio Investor Class	745,650	71,750	76,726	--	733,030
Total	$64,031,403	$5,598,047	$5,422,470	$20,051	$64,312,062

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $63,252,944. Net unrealized appreciation aggregated $1,059,118, of which $2,258,309 related to appreciated investment securities and $1,199,191 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

March 31, 2016

VIPMM-QTLY-0516
1.814641.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 12.8%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Notes
4/15/16	0.35 to 0.37%	$96,594,300	$96,645,706
U.S. Treasury Obligations - 9.8%
U.S. Treasury Bills
6/9/16 to 9/8/16	0.32 to 0.57	116,000,000	115,844,716
U.S. Treasury Bonds
5/15/16	0.38 to 0.44	60,000,000	60,494,735
U.S. Treasury Notes
4/30/16 to 7/31/16	0.31 to 0.57	136,000,000	136,139,863
			312,479,314
TOTAL TREASURY DEBT
(Cost $409,125,020)			409,125,020

Government Agency Debt - 73.8%
Federal Agencies - 73.8%
Fannie Mae
4/6/16 to 9/15/16	0.38 to 0.54 (b)	124,815,000	124,906,274
Federal Farm Credit Bank
6/6/16 to 5/1/17	0.39 to 0.57 (b)(c)	225,500,000	225,478,316
Federal Home Loan Bank
4/4/16 to 3/9/17	0.24 to 0.60 (b)	1,722,000,000	1,721,641,054
Freddie Mac
4/1/16 to 3/9/17	0.37 to 0.75 (b)	283,296,000	283,383,425
TOTAL GOVERNMENT AGENCY DEBT
(Cost $2,355,409,069)			2,355,409,069

Government Agency Repurchase Agreement - 11.2%
	Maturity Amount	Value
In a joint trading account at 0.32% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #	$108,349,957	$108,349,000
With:
Citibank NA at:
0.33%, dated 3/29/16 due 4/5/16 (Collateralized by U.S. Treasury Obligations valued at $3,060,172, 2.00% - 3.13%, 10/31/21 - 2/15/43)	3,000,193	3,000,000
0.34%, dated 3/29/16 due 4/5/16 (Collateralized by U.S. Treasury Obligations valued at $20,400,646, 0.00% - 3.13%, 4/30/20 - 8/15/44)	20,001,322	20,000,000
ING Financial Markets LLC at:
0.43%, dated:
2/17/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $4,086,202, 3.50%, 2/01/46)	4,004,300	4,000,000
2/23/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $2,045,717, 3.50% , 2/01/46)	2,000,908	2,000,000
2/24/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $3,065,960, 3.50%, 2/01/46)	3,003,225	3,000,000
3/8/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $6,122,162, 4.00%, 8/01/26)	6,006,450	6,000,000
0.44%, dated:
3/10/16 due 5/5/16:
(Collateralized by U.S. Government Obligations valued at $6,121,751, 3.50% - 4.00%, 8/01/26 - 2/01/46)	6,006,527	6,000,000
(Collateralized by U.S. Government Obligations valued at $4,086,202, 3.50% , 2/01/46)	4,004,400	4,000,000
3/11/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $5,106,445, 3.50%,2/01/46)	5,005,500	5,000,000
3/14/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $7,142,835, 3.50% - 4.00%, 8/01/26 - 8/01/42)	7,007,529	7,000,000
3/15/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $4,080,970, 3.50%, 2/01/46)	4,004,400	4,000,000
3/16/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $4,080,970, 3.50%,2/01/46)	4,004,400	4,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 2/18/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $21,429,211, 4.00%,9/20/45)	21,012,600	21,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
3/29/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $8,160,265, 1.82% - 3.50%, 7/01/32 - 8/01/43)	8,005,633	8,000,000
3/30/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $6,120,133, 2.25% - 3.22%, 7/01/24 - 1/01/45)	6,004,160	6,000,000
0.4%, dated 3/4/16 due 5/3/16 (Collateralized by U.S. Government Obligations valued at $7,142,221, 2.23% - 2.69%, 12/01/37 - 3/01/46)	7,004,667	7,000,000
0.41%, dated:
3/14/16 due 5/13/16 (Collateralized by U.S. Government Obligations valued at $7,141,464, 2.23% - 4.50%, 11/01/23 - 6/01/43)	7,004,783	7,000,000
3/16/16 due 5/16/16 (Collateralized by U.S. Government Obligations valued at $9,181,674, 2.25% - 3.45%, 7/01/24 - 6/01/44)	9,006,253	9,000,000
0.45%, dated 1/8/16 due 4/8/16 (Collateralized by U.S. Government Obligations valued at $7,147,497, 2.27% - 4.50%, 2/01/26 - 10/01/45)	7,007,963	7,000,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 2/10/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $7,144,046, 4.00%, 10/20/45 - 3/01/46)	7,006,922	7,000,000
RBC Capital Markets Corp. at:
0.36%, dated:
2/9/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $7,143,713, 2.02% - 5.00%, 6/01/28 - 3/01/46)	7,004,340	7,000,000
2/10/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $7,143,642, 2.28% - 4.00%, 3/01/29 - 6/01/46)	7,004,550	7,000,000
2/11/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $7,143,570, 2.09% - 4.00%, 7/01/34 - 3/01/46)	7,004,690	7,000,000
3/11/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $6,121,285, 2.43% - 5.50%, 6/01/28 - 2/01/46)	6,001,860	6,000,000
0.38%, dated:
3/2/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $5,101,615, 2.22% - 7.00%, 9/15/21 - 2/01/46)	5,003,219	5,000,000
3/3/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $11,225,053, 0.78% - 5.50%, 6/01/28 - 3/01/46)	11,007,199	11,000,000
0.39%, dated:
2/16/16 due 4/7/16:
(Collateralized by U.S. Government Obligations valued at $7,143,481, 2.28% - 4.87%, 6/01/28 - 6/01/46)	7,006,825	7,000,000
(Collateralized by U.S. Government Obligations valued at $7,143,481, 2.53% - 4.87%, 3/01/29 - 2/01/46)	7,006,825	7,000,000
2/17/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $7,143,404, 1.75% - 5.00%, 6/01/28 - 2/01/46)	7,006,825	7,000,000
2/18/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $4,081,919, 3.00% - 4.50%, 12/15/24 - 2/20/46)	4,004,117	4,000,000
Wells Fargo Securities, LLC at:
0.34%, dated:
3/29/16 due 4/5/16 (Collateralized by U.S. Government Obligations valued at $20,600,584, 0.79% - 1.75%, 5/25/28 - 3/25/55)	20,001,322	20,000,000
3/31/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $3,090,029, 1.75% - 6.00%, 5/25/28 - 7/25/37)	3,000,198	3,000,000
0.45%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $4,124,430, 3.00% - 3.75%, 8/15/41 - 2/15/46)	4,004,550	4,000,000
1/7/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $10,310,944, 1.50% - 3.75%, 5/25/29 - 1/25/44)	10,011,375	10,000,000
1/11/16 due 4/11/16 (Collateralized by U.S. Government Obligations valued at $3,093,129, 3.00%, 2/15/46)	3,003,413	3,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $356,349,000)		356,349,000

Treasury Repurchase Agreement - 2.3%
With:
BMO Harris Bank NA at:
0.34%, dated 2/10/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,152,604, 0.13% - 7.88%, 8/15/19 - 6/30/22)	8,005,364	8,000,000
0.38%, dated 3/2/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,252,338, 1.38% - 3.63%, 8/15/19 - 8/31/20)	8,010,218	8,000,000
Mizuho Securities U.S.A., Inc. at:
0.31%, dated 3/30/16 due 4/6/16 (Collateralized by U.S. Treasury Obligations valued at $8,116,910, 2.25%, 11/15/24)	8,000,482	8,000,000
0.32%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $12,242,674, 1.13% , 1/15/19)	12,000,107	12,000,000
Royal Bank of Canada at 0.32%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $38,755,700, 2.00%, 9/30/20)	38,000,338	38,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $74,000,000)		74,000,000
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $3,194,883,089)		3,194,883,089
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,210,999)
NET ASSETS - 100%		$3,190,672,090

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$108,349,000 due 4/01/16 at 0.32%
BNP Paribas Securities Corp.	$18,983,578
BNY Mellon Capital Markets LLC	2,399,331
Bank of America NA	22,390,562
Citibank NA	9,875,648
Credit Agricole CIB New York Branch	6,459,000
HSBC Securities (USA), Inc.	6,569,293
ING Financial Markets LLC	1,094,095
J.P. Morgan Securities, Inc.	13,311,491
Mizuho Securities USA, Inc.	7,524,303
Societe Generale	6,199,872
Wells Fargo Bank NA	1,554,767
Wells Fargo Securities LLC	11,987,060
$108,349,000

Income Tax Information

At March 31, 2016 the cost for Federal Income Tax Purposes was $3,194,883,089.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

March 31, 2016

VIPIGB-QTLY-0516
1.799863.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.3%
	Principal Amount	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 5.75% 3/15/23	$8,800,000	$2,992,000
Southwestern Energy Co.:
3.3% 1/23/18	2,000,000	1,600,000
4.05% 1/23/20	3,000,000	2,182,500
The Williams Companies, Inc. 5.75% 6/24/44	1,900,000	1,263,500
		8,038,000
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MSCI, Inc. 5.25% 11/15/24 (a)	2,920,000	3,014,900
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	594,153

TOTAL FINANCIALS		3,609,053

TOTAL NONCONVERTIBLE BONDS
(Cost $17,138,097)		11,647,053

U.S. Treasury Obligations - 1.3%
U.S. Treasury Bonds 3% 11/15/45	19,573,000	21,138,077
U.S. Treasury Notes 2% 8/15/25	25,170,000	25,662,576
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,456,662)		46,800,653

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.643% 5/25/47 (b)	$221,648	$203,440
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.603% 2/25/37 (b)	698,993	619,105
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.8625% 3/25/35 (b)	498,951	457,599

TOTAL PRIVATE SPONSOR

(Cost $810,282)		1,280,144
	Shares	Value

Fixed-Income Funds - 97.3%
Fidelity Specialized High Income Central Fund (c)	2,733,267	267,750,843
Fidelity VIP Investment Grade Central Fund (c)	30,750,189	3,228,769,861
TOTAL FIXED-INCOME FUNDS
(Cost $3,470,059,696)		3,496,520,704

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.39% (d)
(Cost $35,862,134)	35,862,134	35,862,134
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,568,326,871)		3,592,110,688
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,387,991
NET ASSETS - 100%		$3,595,498,679

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,014,900 or 0.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,142
Fidelity Specialized High Income Central Fund	3,842,821
Fidelity VIP Investment Grade Central Fund	26,603,367
Total	$30,465,330

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$270,964,634	$3,842,821	$9,985,564	$267,750,843	32.9%
Fidelity VIP Investment Grade Central Fund	3,219,767,472	58,956,507	90,194,446	3,228,769,861	70.1%
Total	$3,490,732,106	$62,799,328	$100,180,010	$3,496,520,704

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$11,647,053	$--	$11,647,053	$--
U.S. Government and Government Agency Obligations	46,800,653	--	46,800,653	--
Collateralized Mortgage Obligations	1,280,144	--	1,280,144	--
Fixed-Income Funds	3,496,520,704	3,496,520,704	--	--
Money Market Funds	35,862,134	35,862,134	--	--
Total Investments in Securities:	$3,592,110,688	$3,532,382,838	$59,727,850	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $3,515,601,258. Net unrealized appreciation aggregated $76,509,430, of which $111,465,935 related to appreciated investment securities and $34,956,505 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

March 31, 2016

VIPSI-QTLY-0516
1.799886.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$504,704	$244,781
Nonconvertible Bonds - 43.4%
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.5%
Affinia Group, Inc. 7.75% 5/1/21		110,000	113,300
Dana Holding Corp.:
5.375% 9/15/21		380,000	378,100
6% 9/15/23		380,000	374,300
Exide Technologies 11% 4/30/20 pay-in-kind		484,776	371,662
International Automotive Components Group SA 9.125% 6/1/18 (b)		495,000	445,500
Lear Corp. 4.75% 1/15/23		665,000	683,288
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		375,000	392,344
6.75% 11/15/22 pay-in-kind (b)(c)		495,000	540,169
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		1,040,000	1,068,600
Tenneco, Inc. 6.875% 12/15/20		545,000	564,075
Tupy Overseas SA 6.625% 7/17/24 (b)		400,000	372,000
			5,303,338
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		270,000	271,610
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		160,000	164,800
LKQ Corp. 4.75% 5/15/23		115,000	111,838
			276,638
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		2,490,000	1,830,150
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		220,000	178,750
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	2,470,000	638,855
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		3,605,000	2,819,110
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,425
FelCor Lodging LP:
5.625% 3/1/23		440,000	448,800
6% 6/1/25		1,145,000	1,182,213
Landry's Acquisition Co. 9.375% 5/1/20 (b)		95,000	99,750
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		580,000	562,600
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		45,000	45,000
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (b)		100,000	97,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		640,000	626,560
11% 10/1/21		1,755,000	1,509,300
Playa Resorts Holding BV 8% 8/15/20 (b)		1,640,000	1,619,500
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		460,000	471,500
Six Flags Entertainment Corp. 5.25% 1/15/21 (b)		785,000	806,588
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		24,461	0
			11,259,951
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		335,000	296,475
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		740,000	706,700
Calatlantic Group, Inc.:
8.375% 5/15/18		220,000	244,750
8.375% 1/15/21		420,000	488,250
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	566,413
4.75% 2/15/23		465,000	471,975
5.75% 8/15/23		255,000	275,400
Lennar Corp. 4.5% 11/15/19		425,000	442,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,622,069
6.875% 2/15/21		565,000	584,775
8.25% 2/15/21 (c)		625,000	640,625
9% 4/15/19		925,000	936,563
9.875% 8/15/19		121,000	125,311
Springs Industries, Inc. 6.25% 6/1/21		160,000	160,800
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	417,600
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	221,550
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,106,000	1,081,115
5.875% 2/15/22		565,000	603,138
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	317,600
5.875% 6/15/24		780,000	775,125
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	256,521
			12,234,755
Internet & Catalog Retail - 0.3%
Netflix, Inc.:
5.375% 2/1/21 (b)		420,000	438,375
5.75% 3/1/24		612,000	645,660
5.875% 2/15/25		1,395,000	1,468,238
Priceline Group, Inc. 1.8% 3/3/27	EUR	850,000	898,755
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		580,000	578,910
			4,029,938
Media - 4.0%
Altice SA:
5.375% 7/15/23 (b)		1,000,000	1,026,875
7.625% 2/15/25 (b)		1,585,000	1,517,638
7.75% 5/15/22 (b)		3,275,000	3,222,862
AMC Entertainment, Inc. 5.75% 6/15/25		870,000	889,575
AMC Networks, Inc. 4.75% 12/15/22		320,000	320,800
British Sky Broadcasting Group PLC:
1.5% 9/15/21 (Reg. S)	EUR	350,000	407,983
1.875% 11/24/23 (Reg. S)	EUR	500,000	586,303
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	117,875
5.625% 2/15/24		1,625,000	1,692,031
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,596,300
5.125% 5/1/23 (b)		720,000	732,600
5.375% 5/1/25 (b)		720,000	732,600
5.75% 9/1/23		500,000	518,750
5.75% 1/15/24		555,000	577,894
6.625% 1/31/22		345,000	363,113
CCOH Safari LLC 5.75% 2/15/26 (b)		1,030,000	1,066,050
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		1,490,000	1,389,425
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	529,436
5.125% 12/15/22		155,000	158,681
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		577,694	128,056
Columbus International, Inc. 7.375% 3/30/21 (b)		400,000	426,000
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (b)		245,000	247,450
Gannett Co., Inc.:
4.875% 9/15/21 (b)		410,000	422,300
5.5% 9/15/24 (b)		410,000	422,300
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		790,000	707,050
4.875% 4/11/22 (b)		250,000	238,125
Grupo Televisa SA de CV:
4.625% 1/30/26		200,000	210,847
6.125% 1/31/46		205,000	217,300
6.625% 3/18/25		315,000	375,751
Liberty Media Corp.:
8.25% 2/1/30		1,845,000	1,891,125
8.5% 7/15/29		545,000	564,075
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		1,560,000	1,692,600
MDC Partners, Inc.:
6.5% 5/1/24 (b)		610,000	622,963
6.75% 4/1/20 (b)		595,000	615,081
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		1,140,000	1,134,300
Myriad International Holding BV 5.5% 7/21/25 (b)		600,000	602,940
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	302,375
Numericable Group SA:
4.875% 5/15/19 (b)		820,000	815,900
6% 5/15/22 (b)		6,120,000	5,967,000
6.25% 5/15/24 (b)		6,405,000	6,209,648
Quebecor Media, Inc. 5.75% 1/15/23		790,000	813,700
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		315,000	315,000
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	536,250
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		650,000	660,563
4.625% 5/15/23 (b)		260,000	255,775
5.25% 8/15/22 (b)		750,000	789,375
5.375% 4/15/25 (b)		620,000	630,850
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	217,000	260,903
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	448,800
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		1,000,000	640,000
7.625% 9/18/20 (Reg S.)		300,000	175,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		575,000	589,375
VTR Finance BV 6.875% 1/15/24 (b)		830,000	809,250
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		125,400	119,882
WMG Acquisition Corp. 5.625% 4/15/22 (b)		115,000	117,300
			48,422,500
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		140,000	141,750
L Brands, Inc.:
5.625% 10/15/23		520,000	570,700
6.875% 11/1/35		670,000	727,084
L Brands, Inc. 5.625% 2/15/22		685,000	746,253
Sally Holdings LLC 5.625% 12/1/25		525,000	559,125
Sonic Automotive, Inc. 5% 5/15/23		85,000	83,725
			2,828,637
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 4.5% 12/15/22		1,137,000	1,165,425
TOTAL CONSUMER DISCRETIONARY			87,622,942
CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Anheuser-Busch InBev SA NV:
0.875% 3/17/22 (Reg. S)	EUR	700,000	804,363
1.5% 3/17/25 (Reg. S)	EUR	800,000	933,362
2% 3/17/28 (Reg. S)	EUR	400,000	474,269
2.75% 3/17/36 (Reg. S)	EUR	200,000	242,080
Constellation Brands, Inc.:
3.875% 11/15/19		415,000	435,231
4.75% 11/15/24		560,000	583,800
			3,473,105
Food & Staples Retailing - 0.5%
Albertsons, Inc.:
7.45% 8/1/29		70,000	63,525
8% 5/1/31		200,000	189,000
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		790,000	601,388
9.25% 2/15/19 (b)		1,160,000	1,107,800
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,498,269
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		155,000	131,750
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		690,000	696,038
Rite Aid Corp. 6.125% 4/1/23 (b)		1,155,000	1,224,300
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		152,000	159,220
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		580,000	536,500
			6,207,790
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		565,000	572,063
Barry Callebaut Services NV 5.5% 6/15/23 (b)		635,000	661,048
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		590,000	612,125
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		275,000	291,638
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	2,023,088
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	901,250
5.875% 7/15/24 (b)		1,812,000	1,635,330
7.25% 6/1/21 (b)		350,000	348,600
8.25% 2/1/20 (b)		330,000	338,250
MHP SA 8.25% 4/2/20 (b)		400,000	351,080
Mondelez International, Inc. 2.375% 3/6/35	EUR	200,000	221,080
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		720,000	722,700
Post Holdings, Inc.:
6% 12/15/22 (b)		290,000	298,700
7.375% 2/15/22		370,000	391,275
7.75% 3/15/24 (b)		465,000	510,338
8% 7/15/25 (b)		230,000	255,300
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		250,000	282,500
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	204,500
			10,620,865
Household Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		375,000	376,875
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25		600,000	637,500
6.375% 11/15/20		850,000	895,050
6.625% 11/15/22		175,000	189,217
			2,098,642
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)		135,000	130,275
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	734,063
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	2,033,423
			2,897,761
TOTAL CONSUMER STAPLES			25,298,163
ENERGY - 5.3%
Energy Equipment & Services - 0.2%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	275,513
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	277,200
Forbes Energy Services Ltd. 9% 6/15/19		350,000	145,250
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	614,900
Gulfmark Offshore, Inc. 6.375% 3/15/22		20,000	9,775
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	251,075
MPLX LP 5.5% 2/15/23 (b)		350,000	338,817
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		245,000	245,233
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	175,514
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	171,600
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		140,000	106,925
Unit Corp. 6.625% 5/15/21		120,000	60,300
			2,672,102
Oil, Gas & Consumable Fuels - 5.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	638,181
4.875% 3/15/24		315,000	274,876
Afren PLC:
6.625% 12/9/20 (b)(d)		487,918	976
10.25% 4/8/19 (Reg. S) (d)		780,669	1,561
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		770,000	825,825
Antero Resources Corp.:
5.125% 12/1/22		45,000	40,838
5.625% 6/1/23 (Reg. S)		560,000	515,200
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	272,875
BP Capital Markets PLC 1.373% 3/3/22 (Reg. S)	EUR	350,000	409,169
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		380,000	334,875
7.5% 9/15/20		245,000	228,463
Chaparral Energy, Inc. 9.875% 10/1/20		135,000	25,313
Chesapeake Energy Corp. 8% 12/15/22 (b)		585,000	286,650
Citgo Holding, Inc. 10.75% 2/15/20 (b)		200,000	194,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	545,575
6.125% 3/1/22		963,000	722,250
6.25% 4/1/23 (b)		1,975,000	1,461,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	946,950
Denbury Resources, Inc.:
4.625% 7/15/23		165,000	68,888
5.5% 5/1/22		245,000	110,250
6.375% 8/15/21		440,000	206,800
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	67,200
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,600,000	1,497,680
Empresa Nacional de Petroleo 4.75% 12/6/21 (b)		100,000	104,656
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		530,000	495,550
Energy Transfer Equity LP 5.5% 6/1/27		860,000	690,150
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		60,000	27,900
9.375% 5/1/20		515,000	259,753
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	120,625
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	225,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		600,000	600,240
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	96,850
7% 6/15/23		580,000	432,100
Goodrich Petroleum Corp. 8.875% 3/15/18		128,000	6,080
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		395,000	409,813
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	429,675
5.75% 10/1/25 (b)		580,000	498,800
7.625% 4/15/21 (b)		380,000	361,950
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	480,150
Indo Energy Finance BV 7% 5/7/18 (b)		200,000	124,000
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,295,000	686,350
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		290,000	243,600
7.875% 8/1/21 (b)		200,000	168,000
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		600,000	510,000
MPLX LP 4.875% 12/1/24 (b)		2,370,000	2,188,072
Newfield Exploration Co.:
5.375% 1/1/26		475,000	432,250
5.625% 7/1/24		75,000	70,313
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	230,300
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		940,000	742,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		2,605,000	442,850
Pan American Energy LLC 7.875% 5/7/21 (b)		590,000	585,280
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		1,095,000	1,038,881
8.25% 2/15/20		930,000	962,550
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	405,638
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,565,000	1,502,400
8.625% 12/1/23 (c)		250,000	292,500
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		1,225,000	55,125
Petrobras Global Finance BV:
2.762% 1/15/19 (c)		1,320,000	1,072,632
3% 1/15/19		1,730,000	1,486,804
6.25% 3/17/24		570,000	455,829
7.25% 3/17/44		270,000	201,825
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,235,000	1,072,906
5.875% 3/1/18		1,735,000	1,665,253
6.875% 1/20/40		1,760,000	1,267,200
Petroleos de Venezuela SA:
5.375% 4/12/27		930,000	295,182
5.5% 4/12/37		285,000	90,488
6% 5/16/24 (b)		825,000	251,625
6% 11/15/26 (b)		700,000	215,950
8.5% 11/2/17 (b)		5,613,333	2,975,067
9.75% 5/17/35 (b)		1,255,000	476,900
12.75% 2/17/22 (b)		1,055,000	480,553
Petroleos Mexicanos:
3.5% 1/30/23		495,000	448,594
4.875% 1/18/24		570,000	558,743
5.5% 2/4/19 (b)		435,000	455,663
5.5% 1/21/21		345,000	357,938
5.5% 6/27/44		1,135,000	943,072
6.375% 2/4/21 (b)		310,000	330,615
6.375% 1/23/45		765,000	709,155
6.5% 6/2/41		1,700,000	1,600,550
6.625% (b)(e)		2,215,000	2,010,113
PT Pertamina Persero:
4.875% 5/3/22 (b)		375,000	380,919
5.25% 5/23/21 (b)		295,000	308,795
5.625% 5/20/43 (b)		200,000	176,147
6% 5/3/42 (b)		175,000	159,742
6.5% 5/27/41 (b)		915,000	892,441
QEP Resources, Inc. 5.25% 5/1/23		610,000	530,700
Range Resources Corp. 5% 3/15/23		960,000	813,600
Rice Energy, Inc.:
6.25% 5/1/22		1,005,000	874,350
7.25% 5/1/23		510,000	446,250
RSP Permian, Inc. 6.625% 10/1/22		230,000	226,550
SemGroup Corp. 7.5% 6/15/21		440,000	353,100
Sibur Securities Ltd. 3.914% 1/31/18 (b)		325,000	323,570
SM Energy Co. 5.625% 6/1/25		280,000	194,513
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	294,400
Southwestern Energy Co. 4.1% 3/15/22		910,000	605,150
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23 (b)		405,000	405,251
Teekay Corp.:
8.5% 1/15/20 (b)		585,000	403,650
8.5% 1/15/20		295,000	203,550
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	525,100
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	50,943
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		77,500	76,725
9.625% 5/14/20 (b)		1,413,395	1,448,729
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		675,000	600,750
Western Refining, Inc. 6.25% 4/1/21		1,440,000	1,278,000
WPX Energy, Inc. 6% 1/15/22		690,000	503,700
YPF SA:
8.5% 3/23/21 (b)		210,000	210,263
8.5% 7/28/25 (b)		555,000	540,848
8.75% 4/4/24 (b)		1,560,000	1,544,400
8.875% 12/19/18 (b)		915,000	949,770
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,375,000	1,089,963
			61,430,422
TOTAL ENERGY			64,102,524
FINANCIALS - 9.8%
Banks - 3.7%
Abbey National Treasury Services PLC 1.125% 3/10/25 (Reg. S)	EUR	125,000	135,955
ABN AMRO Bank NV 7.125% 7/6/22	EUR	600,000	858,014
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	600,000	717,379
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		303,549	312,276
Banco de Reservas de La Dominicana Republica 7% 2/1/23(b)		360,000	346,680
Banco Hipotecario SA 9.75% 11/30/20 (b)		295,000	314,175
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		105,000	104,081
6.369% 6/16/18 (b)		475,000	489,953
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	850,000	986,435
Bank of Ireland 1.25% 4/9/20	EUR	1,600,000	1,841,053
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	224,900
Barclays Bank PLC:
2.625% 11/11/25 (Reg. S) (c)	EUR	700,000	733,764
6.625% 3/30/22 (Reg. S)	EUR	700,000	941,145
BBVA Bancomer SA 7.25% 4/22/20 (b)		175,000	194,250
BBVA Colombia SA 4.875% 4/21/25 (b)		170,000	164,475
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		175,000	154,000
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	1,100,000	1,265,656
CIT Group, Inc.:
5% 8/15/22		845,000	855,030
5.375% 5/15/20		1,055,000	1,094,563
5.5% 2/15/19 (b)		2,355,000	2,436,248
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	500,000	583,127
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		450,000	471,682
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	16,500,000	248,333
Finansbank A/S 6.25% 4/30/19 (b)		275,000	288,415
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		890,000	918,658
7.75% 7/5/17 (Reg. S)		200,000	206,440
GTB Finance BV 6% 11/8/18 (b)		1,320,000	1,212,882
HSBC Bank PLC 5% 3/20/23 (c)	GBP	900,000	1,338,950
HSBC Holdings PLC:
1.5% 3/15/22 (Reg. S)	EUR	800,000	915,974
2.5% 3/15/27 (Reg. S)	EUR	600,000	710,213
HSBK BV 7.25% 5/3/17 (b)		1,100,000	1,116,089
Industrial Senior Trust 5.5% 11/1/22 (b)		100,000	95,750
ING Bank NV:
6.125% 5/29/23 (c)	EUR	1,400,000	1,745,256
6.875% 5/29/23 (c)	GBP	1,750,000	2,727,266
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		400,000	370,000
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	650,000	735,980
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	656,336
5.5% 8/6/22 (b)		490,000	485,198
6.2% 12/21/21 (Reg. S)		425,000	432,438
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	1,300,000	1,443,578
Lloyds Bank PLC 6.5% 3/24/20	EUR	500,000	668,625
Nacional Financiera SNC 3.375% 11/5/20 (b)		440,000	443,300
National Westminster Bank PLC 6.5% 9/7/21	GBP	970,000	1,557,134
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		360,000	384,473
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,900,000	2,545,734
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	1,000,000	1,155,930
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	550,000	686,865
RSHB Capital SA 5.298% 12/27/17 (b)		440,000	447,326
SB Capital SA 5.5% 2/26/24 (b)(c)		790,000	717,810
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		460,000	458,275
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	1,100,000	1,268,707
6.95% 10/31/22 (Reg. S)	EUR	750,000	959,456
Yapi ve Kredi Bankasi A/S 8.5% 3/9/26 (b)		300,000	314,349
Zenith Bank PLC 6.25% 4/22/19 (b)		1,680,000	1,517,578
			43,998,159
Capital Markets - 0.4%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,600,000	1,961,954
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	300,000	360,154
Morgan Stanley 5.375% 8/10/20	EUR	1,500,000	2,032,418
UBS Group Funding Ltd. 2.125% 3/4/24 (Reg. S)	EUR	500,000	577,534
			4,932,060
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		580,000	585,075
4.5% 5/15/21		995,000	1,016,761
4.625% 7/1/22		1,170,000	1,193,400
5% 10/1/21		300,000	310,500
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,139,700
4.625% 3/30/25		1,915,000	1,888,669
5.125% 9/30/24		2,750,000	2,811,875
8% 11/1/31		12,673,000	14,447,155
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		400,000	396,000
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	1,600,000	1,831,491
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	1,000,000	1,120,036
General Motors Acceptance Corp. 8% 11/1/31		823,000	950,565
Navient Corp.:
5% 10/26/20		395,000	358,463
5.875% 10/25/24		2,100,000	1,779,750
SLM Corp.:
5.5% 1/25/23		2,410,000	2,048,500
7.25% 1/25/22		2,840,000	2,655,400
8% 3/25/20		725,000	721,375
			35,254,715
Diversified Financial Services - 1.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		570,000	413,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		855,000	820,800
5.875% 2/1/22		3,505,000	3,326,245
6% 8/1/20		2,980,000	2,898,050
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	356,213
5.75% 8/15/25 (b)		365,000	384,163
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	1,700,000	2,006,472
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,597,950
Springleaf Financial Corp. 7.75% 10/1/21		90,000	88,299
TMK Capital SA 7.75% 1/27/18		430,000	436,090
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	800,000	924,430
			13,251,962
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		1,440,000	1,432,800
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	700,000	956,832
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	650,000	666,531
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	800,000	1,375,732
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		1,135,000	1,117,975
HUB International Ltd. 9.25% 2/15/21 (b)		300,000	311,250
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	600,000	668,138
			6,529,258
Real Estate Investment Trusts - 0.6%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,650,488
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	85,425
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		475,000	496,375
Omega Healthcare Investors, Inc. 5.875% 3/15/24		1,385,000	1,434,258
Prologis LP 3% 6/2/26	EUR	600,000	744,999
The GEO Group, Inc.:
5.125% 4/1/23		200,000	194,500
5.875% 10/15/24		3,000,000	3,026,250
			7,632,295
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		1,075,000	1,099,425
5.25% 3/15/25		665,000	685,651
Deutsche Annington Finance BV:
1.625% 12/15/20 (Reg. S)	EUR	400,000	469,926
2.125% 7/9/22 (Reg. S)	EUR	365,000	442,166
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	500,000	539,493
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,210,000	1,191,850
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	91,163
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		300,000	300,450
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		785,000	769,300
			5,589,424
TOTAL FINANCIALS			117,187,873
HEALTH CARE - 2.1%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		305,000	269,163
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		260,000	273,000
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	300,150
Hologic, Inc. 5.25% 7/15/22 (b)		630,000	656,775
			1,229,925
Health Care Providers & Services - 1.6%
AmSurg Corp. 5.625% 7/15/22		520,000	535,600
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,094,700
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	641,025
5.25% 6/15/26		750,000	768,750
5.375% 2/1/25		1,155,000	1,167,636
5.875% 3/15/22		1,915,000	2,072,988
5.875% 5/1/23		2,145,000	2,249,569
5.875% 2/15/26		1,495,000	1,539,850
6.5% 2/15/20		2,410,000	2,644,975
7.5% 2/15/22		1,175,000	1,330,688
HealthSouth Corp.:
5.125% 3/15/23		330,000	328,763
5.75% 11/1/24		1,135,000	1,149,755
InVentiv Health, Inc. 10% 8/15/18		75,000	74,344
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		570,000	585,276
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	456,526
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	254,800
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		610,000	610,000
Tenet Healthcare Corp. 6.875% 11/15/31		1,210,000	975,563
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	463,928
Vizient, Inc. 10.375% 3/1/24 (b)		660,000	707,850
			19,652,586
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	450,000	508,404
Pharmaceuticals - 0.3%
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		1,200,000	1,170,000
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		2,595,000	2,033,831
6.75% 8/15/21 (b)		445,000	362,675
			3,566,506
TOTAL HEALTH CARE			25,226,584
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.2%
GenCorp, Inc. 7.125% 3/15/21		140,000	145,250
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (b)		345,000	362,250
5% 11/15/25 (b)		550,000	575,438
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,447,725
Triumph Group, Inc. 4.875% 4/1/21		520,000	471,848
			3,002,511
Airlines - 0.3%
Air Canada 5.375% 11/15/22 (b)		156,575	151,877
Allegiant Travel Co. 5.5% 7/15/19		160,000	164,400
Aviation Capital Group Corp. 4.625% 1/31/18 (b)		372,000	380,370
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		36,524	37,985
6.125% 4/29/18		180,000	189,225
7.25% 11/10/19		281,003	316,128
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		504,542	580,223
8.021% 8/10/22		150,655	170,240
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		233,749	221,185
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		96,866	108,490
8.028% 11/1/17		29,064	31,063
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		369,655	427,183
Series 2012-2 Class B, 6.75% 12/3/22		170,168	176,549
Series 2013-1 Class B, 5.375% 5/15/23		229,243	236,264
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		214,919	225,704
			3,416,886
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		185,000	182,456
6.125% 4/1/25 (b)		185,000	181,300
			363,756
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		1,560,000	1,567,800
APX Group, Inc. 8.75% 12/1/20		986,000	850,425
Cenveo Corp. 6% 8/1/19 (b)		315,000	229,163
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	323,600
5.25% 8/1/20		1,050,000	1,076,145
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,820,913
7.25% 12/1/20		430,000	443,975
Garda World Security Corp.:
7.25% 11/15/21 (b)		125,000	96,250
7.25% 11/15/21 (b)		225,000	173,250
TMS International Corp. 7.625% 10/15/21 (b)		110,000	64,350
			6,645,871
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		280,000	290,500
5.875% 10/15/24		240,000	247,200
Cementos Progreso Trust 7.125% 11/6/23 (b)		240,000	253,800
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		475,000	205,438
			996,938
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		265,000	266,325
5% 10/1/25 (b)		575,000	579,313
			845,638
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	210,000
Machinery - 0.0%
Schaeffler Finance BV 4.75% 5/15/21 (b)		520,000	533,000
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		60,000	39,750
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	316,050
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		60,000	12,300
			368,100
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	600,000	732,645
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	212,500
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		250,000	248,750
			461,250
Trading Companies & Distributors - 1.8%
Aircastle Ltd.:
4.625% 12/15/18		395,000	407,838
5% 4/1/23		345,000	346,725
5.5% 2/15/22		555,000	578,932
6.25% 12/1/19		610,000	662,613
7.625% 4/15/20		380,000	429,400
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	569,250
International Lease Finance Corp.:
3.875% 4/15/18		750,000	754,275
4.625% 4/15/21		700,000	717,500
5.875% 4/1/19		3,945,000	4,166,906
5.875% 8/15/22		1,090,000	1,182,650
6.25% 5/15/19		2,550,000	2,718,938
8.25% 12/15/20		2,870,000	3,350,725
8.625% 1/15/22		2,290,000	2,753,725
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		160,000	147,200
United Rentals North America, Inc.:
4.625% 7/15/23		505,000	501,844
5.5% 7/15/25		1,905,000	1,895,075
			21,183,596
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		567,910	603,688
10.75% 12/1/20 (Reg. S)		39,900	42,414
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		260,000	273,580
			919,682
TOTAL INDUSTRIALS			39,679,873
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		1,075,000	1,112,625
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	339,500
Lucent Technologies, Inc.:
6.45% 3/15/29		3,929,000	4,174,563
6.5% 1/15/28		560,000	576,800
			6,203,488
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		500,000	522,155
5% 2/15/23		260,000	262,535
			784,690
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	383,875
j2 Global, Inc. 8% 8/1/20		350,000	365,313
VeriSign, Inc.:
4.625% 5/1/23		465,000	469,650
5.25% 4/1/25		565,000	569,238
			1,788,076
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 5% 9/1/23		565,000	570,650
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		250,000	235,000
Everi Payments, Inc. 10% 1/15/22		575,000	485,875
First Data Corp. 5.375% 8/15/23 (b)		865,000	886,625
			2,178,150
Semiconductors & Semiconductor Equipment - 0.9%
Entegris, Inc. 6% 4/1/22 (b)		155,000	157,325
Micron Technology, Inc.:
5.25% 8/1/23 (b)		230,000	188,025
5.25% 1/15/24 (b)		490,000	394,450
5.5% 2/1/25		1,605,000	1,301,053
5.625% 1/15/26 (b)		1,930,000	1,524,700
5.875% 2/15/22		345,000	298,425
Microsemi Corp. 9.125% 4/15/23 (b)		235,000	257,913
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (b)		590,000	597,375
4.625% 6/15/22 (b)		400,000	410,500
5.75% 2/15/21 (b)		525,000	549,938
5.75% 3/15/23 (b)		2,415,000	2,553,863
Qorvo, Inc.:
6.75% 12/1/23 (b)		290,000	299,425
7% 12/1/25 (b)		2,090,000	2,173,600
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	623,025
			11,329,617
Software - 0.7%
Activision Blizzard, Inc.:
5.625% 9/15/21 (b)		3,695,000	3,884,369
6.125% 9/15/23 (b)		770,000	825,825
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		510,000	525,555
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		1,370,000	986,400
BMC Software, Inc. 7.25% 6/1/18		190,000	169,100
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	950,600
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (b)(c)		210,000	156,975
Nuance Communications, Inc. 5.375% 8/15/20 (b)		250,000	253,594
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)		455,000	469,788
			8,222,206
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23		505,000	418,318
4.75% 1/1/25		540,000	421,771
Western Digital Corp.:
7.375% 4/1/23 (b)(f)		765,000	780,300
10.5% 4/1/24 (b)(f)		1,225,000	1,228,063
			2,848,452
TOTAL INFORMATION TECHNOLOGY			33,354,679
MATERIALS - 3.3%
Chemicals - 1.1%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	1,300,000	1,460,140
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		600,000	544,500
5.75% 4/15/21 (b)		400,000	381,080
6.45% 2/3/24		400,000	375,000
Chemtura Corp. 5.75% 7/15/21		255,000	251,175
Covestro AG 1.75% 9/25/24 (Reg. S)	EUR	100,000	117,212
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		390,000	367,575
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		275,000	286,000
Momentive Performance Materials, Inc.:
3.88% 10/24/21		3,580,000	2,586,550
4.69% 4/24/22		1,515,000	893,850
10% 10/15/20 (d)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		3,580,000	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		210,000	205,800
OCP SA 5.625% 4/25/24 (b)		200,000	207,960
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		435,000	366,216
10.375% 5/1/21 (b)		175,000	169,313
PolyOne Corp. 5.25% 3/15/23		320,000	318,400
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	600,000	734,988
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	535,500
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		255,000	270,300
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		1,647,000	1,712,880
5.625% 10/1/24 (b)		1,870,000	1,949,475
			13,733,914
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		200,000	188,980
9.375% 10/12/22 (b)		500,000	550,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		265,000	271,599
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		175,000	152,250
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		300,000	300,750
			1,463,579
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		3,245,023	3,049,037
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)		350,000	332,500
6.25% 1/31/19 (b)		285,000	281,972
6.75% 1/31/21 (b)		605,000	585,338
7% 11/15/20 (b)		55,588	52,948
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (b)		625,000	623,047
6% 6/15/17 (b)		315,000	312,441
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		210,000	172,200
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,291,675
7.5% 12/15/96		160,000	159,200
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	171,188
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	285,525
Silgan Holdings, Inc. 5% 4/1/20		960,000	979,200
			8,296,271
Metals & Mining - 1.2%
Aleris International, Inc. 6% 6/1/20 (b)		1,759	1,759
Alrosa Finance SA 7.75% 11/3/20 (b)		200,000	218,000
Compania Minera Ares SAC 7.75% 1/23/21 (b)		400,000	394,000
EVRAZ Group SA:
6.5% 4/22/20 (b)		880,000	844,589
9.5% 4/24/18 (Reg. S)		1,225,000	1,306,254
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		845,000	754,163
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		1,293,000	866,569
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		200,000	178,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,525,000	1,372,500
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		600,000	489,570
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		695,000	688,353
Metinvest BV:
8.75% 2/14/18 (Reg. S)		207,260	93,308
10.5% 11/28/17 (b)		1,770,428	797,047
Mirabela Nickel Ltd. 1% 9/10/44 (b)		1,278	0
New Gold, Inc. 7% 4/15/20 (b)		150,000	143,250
Nord Gold NV 6.375% 5/7/18 (b)		520,000	536,091
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		1,200,000	1,183,591
5.625% 4/29/20 (Reg. S)		200,000	197,265
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		155,000	133,300
11.25% 10/15/18		735,000	492,450
Samarco Mineracao SA 5.75% 10/24/23 (b)		290,000	174,000
Southern Copper Corp. 7.5% 7/27/35		725,000	757,724
Teck Resources Ltd.:
4.75% 1/15/22		300,000	207,000
5.2% 3/1/42		150,000	82,500
5.4% 2/1/43		455,000	250,250
6% 8/15/40		150,000	84,000
6.125% 10/1/35		150,000	87,000
Vale Overseas Ltd.:
4.375% 1/11/22		740,000	629,925
4.625% 9/15/20		440,000	405,900
6.875% 11/21/36		280,000	221,116
Vedanta Resources PLC 6% 1/31/19 (b)		475,000	321,219
			13,911,193
Paper & Forest Products - 0.2%
Boise Cascade Co. 6.375% 11/1/20		145,000	144,638
Mercer International, Inc.:
7% 12/1/19		395,000	396,975
7.75% 12/1/22		1,380,000	1,374,825
NewPage Corp.:
0% 5/1/12 (c)(d)		90,000	0
11.375% 12/31/14 (d)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		565,000	0
			1,916,438
TOTAL MATERIALS			39,321,395
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (b)		1,435,000	1,460,113
6.625% 2/15/23 (b)		1,080,000	1,082,700
7.875% 12/15/19 (b)		440,000	459,800
Altice Finco SA:
8.125% 1/15/24 (b)		3,320,000	3,286,800
9.875% 12/15/20 (b)		655,000	704,125
British Telecommunications PLC:
0.625% 3/10/21 (Reg. S)	EUR	400,000	454,546
1.125% 3/10/23 (Reg. S)	EUR	550,000	632,703
1.75% 3/10/26 (Reg. S)	EUR	350,000	410,097
Citizens Communications Co.:
7.875% 1/15/27		280,000	222,600
9% 8/15/31		220,000	189,200
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		335,000	317,413
Frontier Communications Corp. 11% 9/15/25 (b)		605,000	608,025
GCI, Inc. 6.875% 4/15/25		560,000	571,200
Level 3 Communications, Inc. 5.75% 12/1/22		595,000	614,338
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	581,469
5.375% 5/1/25		575,000	582,188
Lynx I Corp. 5.375% 4/15/21 (b)		301,500	314,314
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	208,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		275,000	299,406
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,030,000	2,030,000
Sprint Capital Corp.:
6.875% 11/15/28		562,000	410,260
8.75% 3/15/32		456,000	356,820
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	196,000
U.S. West Communications:
6.875% 9/15/33		170,000	165,757
7.25% 9/15/25		35,000	38,276
7.25% 10/15/35		70,000	69,089
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	622,688
Virgin Media Finance PLC 4.875% 2/15/22		565,000	501,438
			17,389,365
Wireless Telecommunication Services - 4.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	606,246
Comcel Trust 6.875% 2/6/24 (b)		450,000	420,750
Digicel Group Ltd.:
6.75% 3/1/23 (b)		385,000	339,763
7% 2/15/20 (b)		1,200,000	1,095,000
7.125% 4/1/22 (b)		3,685,000	2,864,719
8.25% 9/30/20 (b)		2,425,000	2,079,438
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,229,100
7.25% 10/15/20		3,485,000	2,247,825
7.5% 4/1/21		585,000	371,475
8% 2/15/24 (b)		895,000	903,950
Millicom International Cellular SA:
4.75% 5/22/20 (b)		555,000	528,638
6% 3/15/25 (b)		1,145,000	1,061,988
6.625% 10/15/21 (b)		1,165,000	1,172,281
MTS International Funding Ltd. 8.625% 6/22/20 (b)		1,285,000	1,461,765
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,125,000	1,216,294
10.125% 1/15/23 (b)		1,160,000	1,241,200
10.875% 10/15/25 (b)		2,800,000	3,043,600
Sprint Communications, Inc. 6% 11/15/22		2,100,000	1,535,625
Sprint Corp.:
7.125% 6/15/24		3,675,000	2,728,688
7.625% 2/15/25		2,385,000	1,770,863
7.875% 9/15/23		1,505,000	1,151,009
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	975,294
6% 4/15/24		920,000	931,500
6.125% 1/15/22		1,875,000	1,935,938
6.25% 4/1/21		1,750,000	1,837,150
6.375% 3/1/25		6,800,000	6,961,500
6.5% 1/15/24		3,483,000	3,622,320
6.542% 4/28/20		780,000	805,350
6.625% 4/1/23		2,341,000	2,463,903
6.633% 4/28/21		860,000	898,700
6.731% 4/28/22		565,000	590,312
6.836% 4/28/23		665,000	701,575
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	220,550
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		275,000	300,781
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		1,810,000	1,936,736
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	12,500,000	179,242
			53,431,068
TOTAL TELECOMMUNICATION SERVICES			70,820,433
UTILITIES - 1.5%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		200,000	205,160
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	296,250
Lamar Funding Ltd. 3.958% 5/7/25 (b)		250,000	224,125
RJS Power Holdings LLC 4.625% 7/15/19 (b)		535,000	464,113
			1,189,648
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	164,178
8% 3/1/32		335,000	354,069
			518,247
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc.:
7.375% 11/1/22		1,015,000	938,875
7.625% 11/1/24		1,170,000	1,061,775
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		1,125,000	990,000
11.25% 11/1/17 pay-in-kind (c)(d)		896,100	788,568
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		2,404,875	2,609,289
12.25% 3/1/22 (b)(d)		3,733,070	4,059,714
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	411,570
PPL Energy Supply LLC 6.5% 6/1/25		460,000	381,800
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		350,000	283,500
6.125% 6/15/25 (b)		180,000	140,400
TXU Corp.:
5.55% 11/15/14 (d)		186,000	135,780
6.5% 11/15/24 (d)		3,225,000	2,354,250
6.55% 11/15/34 (d)		2,775,000	2,025,750
			16,181,271
TOTAL UTILITIES			17,889,166

TOTAL NONCONVERTIBLE BONDS			520,503,632

TOTAL CORPORATE BONDS
(Cost $538,973,184)			520,748,413

U.S. Government and Government Agency Obligations - 14.8%
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		880,000	883,406
Tennessee Valley Authority:
1.75% 10/15/18		$1,672,000	$1,704,415
4.25% 9/15/65		1,270,000	1,339,592
5.25% 9/15/39		126,000	160,855
5.375% 4/1/56		414,000	533,044

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,621,312

U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds:
2.5% 2/15/45		4,666,000	4,550,624
2.5% 2/15/46		1,200,000	1,170,187
2.875% 8/15/45		2,512,000	2,643,096
3% 11/15/44		582,000	628,174
3% 11/15/45		100,000	107,996
3.625% 2/15/44		9,514,000	11,545,391
4.25% 5/15/39		2,488,000	3,294,072
4.375% 2/15/38		675,000	912,806
4.75% 2/15/37		450,000	636,979
5.25% 2/15/29		2,206,000	3,030,234
5.375% 2/15/31 (g)		1,869,000	2,680,920
6.25% 8/15/23(h)		2,249,000	2,986,074
7.875% 2/15/21		200,000	262,539
U.S. Treasury Notes:
0.625% 8/31/17		3,000,000	2,996,601
0.75% 4/15/18		1,331,000	1,330,689
0.875% 8/15/17		2,000,000	2,004,766
0.875% 11/30/17		3,462,000	3,470,520
0.875% 1/31/18		950,000	952,523
0.875% 7/31/19		4,926,000	4,915,222
1% 5/31/18		520,000	522,499
1% 3/15/19		5,000,000	5,020,510
1.125% 6/15/18		3,500,000	3,527,069
1.125% 1/15/19		1,591,000	1,603,617
1.25% 11/30/18		2,200,000	2,224,836
1.25% 3/31/21		10,753,000	10,766,022
1.375% 7/31/18		361,000	365,851
1.375% 9/30/18		1,503,000	1,524,488
1.375% 2/28/19		4,070,000	4,130,098
1.375% 3/31/20		2,856,000	2,887,796
1.375% 4/30/20		9,090,000	9,186,581
1.5% 12/31/18		416,000	423,556
1.5% 1/31/19		3,585,000	3,650,398
1.5% 1/31/22		3,727,000	3,746,507
1.5% 2/28/23		1,000,000	997,539
1.625% 4/30/19		4,433,000	4,530,145
1.625% 6/30/19		5,374,000	5,494,915
1.625% 6/30/20		114,000	116,302
1.625% 7/31/20		1,500,000	1,530,117
1.625% 2/15/26		2,050,000	2,021,253
1.75% 9/30/19		6,510,000	6,680,126
1.75% 12/31/20		2,634,000	2,699,645
1.875% 8/31/17		3,300,000	3,354,655
1.875% 9/30/17		1,900,000	1,932,880
1.875% 10/31/17		2,054,000	2,090,988
2% 11/30/22		6,986,000	7,200,491
2% 8/15/25		2,693,000	2,745,702
2.125% 6/30/21		1,500,000	1,563,750
2.25% 4/30/21		5,470,000	5,737,729
2.25% 7/31/21		10,479,000	10,993,949
2.25% 11/15/25		1,250,000	1,301,416
2.375% 7/31/17		141,000	144,140
2.375% 8/15/24		3,069,000	3,233,480
3.5% 2/15/18		1,501,000	1,578,455

TOTAL U.S. TREASURY OBLIGATIONS			165,646,918

Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7919% 12/7/20 (NCUA Guaranteed) (c)		148,508	148,164
Series 2011-R1 Class 1A, 0.888% 1/8/20 (NCUA Guaranteed) (c)		328,001	328,001
Series 2011-R4 Class 1A, 0.8085% 3/6/20 (NCUA Guaranteed) (c)		102,550	102,458
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	2,981,549
3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,715,042

TOTAL OTHER GOVERNMENT RELATED			7,275,214

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $171,317,653)			177,543,444

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.4%
2.05% 11/1/35 (c)		17,058	17,672
2.07% 9/1/33 (c)		21,667	22,417
2.115% 10/1/35 (c)		1,129	1,172
2.19% 3/1/37 (c)		1,538	1,613
2.215% 2/1/36 (c)		640	671
2.29% 11/1/33 (c)		2,465	2,558
2.302% 6/1/36 (c)		2,462	2,578
2.315% 1/1/35 (c)		10,663	11,100
2.315% 9/1/36 (c)		4,344	4,547
2.448% 3/1/33 (c)		5,274	5,510
2.476% 6/1/47 (c)		7,882	8,309
2.48% 11/1/36 (c)		3,097	3,258
2.512% 4/1/36 (c)		14,553	15,462
2.525% 5/1/36 (c)		1,770	1,872
2.557% 6/1/42 (c)		30,199	31,298
2.576% 7/1/35 (c)		17,411	18,292
2.602% 2/1/37 (c)		25,631	27,020
2.689% 2/1/42 (c)		227,631	237,720
2.763% 1/1/42 (c)		191,400	199,913
2.896% 8/1/35 (c)		24,866	26,427
2.951% 11/1/40 (c)		22,716	23,916
2.98% 9/1/41 (c)		26,258	27,503
2.991% 10/1/41 (c)		9,954	10,432
3% 4/1/31 (f)		700,000	731,172
3.243% 7/1/41 (c)		32,824	34,364
3.352% 10/1/41 (c)		18,920	19,750
3.552% 7/1/41 (c)		39,558	41,716
4.5% 7/1/33 to 4/1/39		1,793,807	1,960,882
5% 7/1/35		564,313	626,193
5.5% 10/1/20 to 1/1/29		296,716	324,480
6% 6/1/16 to 10/1/16		186	187
6.5% 6/1/16 to 8/1/36		427,581	502,116

TOTAL FANNIE MAE			4,942,120

Freddie Mac - 0.1%
1.945% 3/1/35 (c)		5,114	5,271
2.153% 1/1/36 (c)		5,196	5,375
2.175% 6/1/37 (c)		1,726	1,797
2.18% 2/1/37 (c)		2,777	2,885
2.185% 1/1/37 (c)		15,322	15,943
2.2% 3/1/37 (c)		1,030	1,066
2.246% 5/1/37 (c)		2,971	3,102
2.285% 8/1/37 (c)		4,364	4,557
2.301% 6/1/33 (c)		12,345	12,924
2.35% 7/1/35 (c)		8,463	8,852
2.359% 10/1/42 (c)		203,813	214,804
2.445% 10/1/36 (c)		17,064	17,870
2.491% 10/1/35 (c)		7,468	7,831
2.51% 5/1/37 (c)		18,681	19,669
2.513% 5/1/37 (c)		44,204	46,625
2.54% 7/1/36 (c)		255,744	267,895
2.54% 6/1/37 (c)		14,679	15,496
2.563% 5/1/37 (c)		3,844	4,068
2.574% 6/1/37 (c)		2,871	3,020
2.615% 9/1/35 (c)		3,406	3,585
2.668% 4/1/37 (c)		5,269	5,551
2.795% 7/1/36 (c)		4,232	4,498
2.798% 7/1/35 (c)		9,181	9,758
2.845% 4/1/37 (c)		475	503
2.985% 10/1/41 (c)		159,466	166,553
3.062% 9/1/41 (c)		209,280	219,148
3.205% 9/1/41 (c)		26,343	27,621
3.216% 4/1/41 (c)		24,037	25,221
3.26% 10/1/35 (c)		2,173	2,309
3.295% 6/1/41 (c)		28,005	29,299
3.454% 5/1/41 (c)		18,356	19,232
3.628% 6/1/41 (c)		35,672	37,418
3.698% 5/1/41 (c)		29,156	30,599
6% 1/1/24		111,396	121,710
6.5% 1/1/17 to 3/1/22		21,907	23,793

TOTAL FREDDIE MAC			1,385,848

Ginnie Mae - 0.3%
4.3% 8/20/61 (i)		312,624	325,181
4.649% 2/20/62 (i)		211,410	224,256
4.682% 2/20/62 (i)		278,170	293,666
4.684% 1/20/62 (i)		1,277,878	1,348,790
5.47% 8/20/59 (i)		74,671	76,406
5.5% 11/15/35		180,674	203,650
5.612% 4/20/58 (i)		22,957	23,062
6% 6/15/36		345,082	403,910

TOTAL GINNIE MAE			2,898,921

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,096,786)			9,226,889

Collateralized Mortgage Obligations - 3.2%
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.363% 6/25/36 (c)		$382,719	$387,452
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		188	191
Series 2003-70 Class BJ, 5% 7/25/33		20,326	22,590
Series 2005-19 Class PA, 5.5% 7/25/34		120,985	129,601
Series 2005-27 Class NE, 5.5% 5/25/34		106,048	108,657
Series 2005-64 Class PX, 5.5% 6/25/35		121,987	133,749
Series 2005-68 Class CZ, 5.5% 8/25/35		430,278	485,096
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	326,827
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		1,256	1,283
Series 2003-117 Class MD, 5% 12/25/23		86,421	94,310
Series 2004-52 Class KZ, 5.5% 7/25/34		923,739	1,043,016
Series 2004-91 Class Z, 5% 12/25/34		347,463	386,420
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,484
Series 2005-14 Class ZB, 5% 3/25/35		136,500	151,815
Series 2006-72 Class CY, 6% 8/25/26		64,973	71,657
Series 2009-59 Class HB, 5% 8/25/39		187,439	208,398
Series 2010-88 Class NA, 4% 8/25/28		490,504	494,227
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		19,410	1,346
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		29,384	1,961
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		203,373	25,697
Series 2010-39 Class FG, 1.353% 3/25/36 (c)		241,627	246,115
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		64,363	4,079
Series 2011-67 Class AI, 4% 7/25/26 (j)		61,370	6,364
Series 2012-27 Class EZ, 4.25% 3/25/42		493,964	547,665
Freddie Mac:
floater:
Series 2630 Class FL, 0.9362% 6/15/18 (c)		299	300
Series 2711 Class FC, 1.3362% 2/15/33 (c)		140,762	143,164
floater planned amortization class Series 2770 Class FH, 0.8362% 3/15/34 (c)		161,089	161,288
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		2,954	3,230
Series 2376 Class JE, 5.5% 11/15/16		638	645
Series 2381 Class OG, 5.5% 11/15/16		191	192
Series 2425 Class JH, 6% 3/15/17		1,110	1,130
Series 2996 Class MK, 5.5% 6/15/35		6,290	7,078
Series 3415 Class PC, 5% 12/15/37		60,144	65,776
Series 3763 Class QA, 4% 4/15/34		125,884	128,915
Series 3840 Class VA, 4.5% 9/15/27		247,756	264,937
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		127,867	129,377
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		688,422	784,840
Series 2303 Class ZV, 6% 4/15/31		6,956	7,646
Series 2877 Class ZD, 5% 10/15/34		417,977	464,445
Series 3745 Class KV, 4.5% 12/15/26		424,693	468,054
Series 3843 Class PZ, 5% 4/15/41		143,219	175,212
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9321% 7/20/37 (c)		80,777	81,030
Series 2008-2 Class FD, 0.9121% 1/20/38 (c)		19,912	19,968
Series 2008-73 Class FA, 1.2921% 8/20/38 (c)		125,521	127,508
Series 2008-83 Class FB, 1.3321% 9/20/38 (c)		118,813	120,797
Series 2009-108 Class CF, 1.0413% 11/16/39 (c)		97,813	98,426
Series 2009-116 Class KF, 0.9713% 12/16/39 (c)		76,373	76,679
Series 2010-H17 Class FA, 0.7685% 7/20/60 (c)(i)		445,574	439,296
Series 2010-H18 Class AF, 0.725% 9/20/60 (c)(i)		540,924	532,787
Series 2010-H19 Class FG, 0.725% 8/20/60 (c)(i)		591,010	582,257
Series 2010-H27 Series FA, 0.805% 12/20/60 (c)(i)		242,926	239,923
Series 2011-H05 Class FA, 0.925% 12/20/60 (c)(i)		336,380	333,481
Series 2011-H07 Class FA, 0.925% 2/20/61 (c)(i)		570,193	564,963
Series 2011-H12 Class FA, 0.915% 2/20/61 (c)(i)		815,819	810,172
Series 2011-H13 Class FA, 0.925% 4/20/61 (c)(i)		300,697	297,841
Series 2011-H14:
Class FB, 0.925% 5/20/61 (c)(i)		354,711	350,965
Class FC, 0.925% 5/20/61 (c)(i)		316,223	313,036
Series 2011-H17 Class FA, 0.955% 6/20/61 (c)(i)		416,516	413,149
Series 2011-H21 Class FA, 1.025% 10/20/61 (c)(i)		462,230	459,442
Series 2012-H01 Class FA, 1.125% 11/20/61 (c)(i)		399,152	398,095
Series 2012-H03 Class FA, 1.125% 1/20/62 (c)(i)		252,987	252,316
Series 2012-H06 Class FA, 1.055% 1/20/62 (c)(i)		388,670	386,668
Series 2012-H07 Class FA, 1.055% 3/20/62 (c)(i)		233,965	232,742
Series 2013-H19 Class FD, 1.025% 8/20/63 (c)(i)		200,658	199,346
Series 2014-H11 Class BA, 0.925% 6/20/64 (c)(i)		1,824,477	1,804,880
Series 2015-H13 Class FL, 0.705% 5/20/63 (c)(i)		2,147,944	2,139,126
Series 2015-H19 Class FA, 0.625% 4/20/63 (c)(i)		2,059,710	2,048,940
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		5,334	5,356
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	723,317
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		144,737	14,907
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	527,257
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		316,346	316,900
Series 2013-H26 Class HA, 3.5% 9/20/63 (i)		1,355,411	1,419,951
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		391,753	404,999
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		1,035,812	1,098,477
Series 2010-H17 Class XP, 5.2988% 7/20/60 (c)(i)		1,345,430	1,424,529
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		991,070	1,051,319
Series 2012-64 Class KB, 8.4509% 5/20/41 (c)		42,724	51,114
Series 2013-124:
Class ES, 8.0905% 4/20/39 (c)(k)		534,863	588,738
Class ST, 8.2239% 8/20/39 (c)(k)		1,004,740	1,155,978
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		1,318,743	1,345,187
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		3,022,058	3,077,650
Class JA, 2.5% 6/20/65 (i)		381,149	388,197
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		2,772,843	2,768,382
Series 2090-118 Class XZ, 5% 12/20/39		717,124	866,410

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $38,086,598)			38,280,730

Commercial Mortgage Securities - 0.8%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7858% 4/25/19 (c)		5,682	5,659
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	288,196
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,545,433
Series K027 Class A2, 2.637% 1/25/23		377,000	392,460
Series K029 Class A2, 3.32% 2/25/23 (c)		198,000	214,607
Series K034 Class A1, 2.669% 2/25/23		1,013,454	1,049,040
Series K037 Class A2, 3.49% 1/25/24		611,000	668,296
Series K039 Class A2, 3.303% 7/25/24		2,013,000	2,175,765
Series K042 Class A2, 2.67% 12/25/24		1,700,000	1,753,437
Series K501 Class A2, 1.655% 11/25/16		494,277	494,840
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		1,600,000	1,666,079
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,000,628)			10,253,812

Foreign Government and Government Agency Obligations - 15.2%
Argentine Republic:
7% 4/17/17		6,750,000	6,811,500
8.28% 12/31/33 (d)		785,141	938,244
8.75% 6/2/17 (d)		1,085,000	1,283,013
Australian Commonwealth:
1.75% 11/21/20	AUD	4,400,000	3,328,204
4.25% 4/21/26	AUD	3,000,000	2,657,680
5.5% 1/21/18	AUD	1,850,000	1,507,962
Azerbaijan Republic 4.75% 3/18/24 (b)		250,000	237,500
Belarus Republic 8.95% 1/26/18		1,690,000	1,757,600
Belgian Kingdom 1.6% 6/22/47 (b)	EUR	450,000	523,525
Brazilian Federative Republic:
4.25% 1/7/25		630,000	578,025
5.625% 1/7/41		1,215,000	1,047,938
6% 4/7/26		395,000	400,925
7.125% 1/20/37		1,685,000	1,701,850
8.25% 1/20/34		2,250,000	2,514,375
Buenos Aires Province:
9.375% 9/14/18 (b)		510,000	530,400
10.875% 1/26/21 (b)		100,000	108,250
10.875% 1/26/21 (Reg. S)		2,305,000	2,495,163
Buoni del Tesoro Poliennali:
0.45% 6/1/21	EUR	1,950,000	2,225,235
1.45% 9/15/22	EUR	5,300,000	6,328,071
2.5% 12/1/24	EUR	1,350,000	1,713,173
2.7% 3/1/47 (b)	EUR	2,800,000	3,399,545
4.5% 3/1/24	EUR	2,725,000	3,931,786
Canadian Government 1.5% 2/1/17	CAD	7,450,000	5,782,806
Central Bank of Nigeria warrants 11/15/20 (l)(m)		750	36,200
City of Buenos Aires:
8.95% 2/19/21 (b)		495,000	530,888
9.95% 3/1/17 (b)		325,000	339,625
Colombian Republic:
4.375% 3/21/23	COP	3,768,000,000	1,051,721
5% 6/15/45		200,000	186,000
5.625% 2/26/44		200,000	199,000
7.375% 9/18/37		365,000	431,613
10.375% 1/28/33		905,000	1,287,363
Congo Republic 4% 6/30/29 (n)		1,926,980	1,398,024
Costa Rican Republic 7% 4/4/44 (b)		670,000	604,675
Croatia Republic:
5.5% 4/4/23 (b)		175,000	184,645
6% 1/26/24 (b)		200,000	217,648
6.375% 3/24/21 (b)		500,000	546,250
6.625% 7/14/20 (b)		170,000	186,745
6.75% 11/5/19 (b)		155,000	170,057
Danish Kingdom 1.75% 11/15/25	DKK	9,600,000	1,645,840
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		480,000	475,320
6.25% 7/27/21 (b)		210,000	204,830
Dominican Republic:
1.4674% 8/30/24 (c)		1,820,000	1,803,620
6.85% 1/27/45 (b)		690,000	683,100
6.875% 1/29/26 (b)		455,000	483,438
7.45% 4/30/44 (b)		830,000	871,500
7.5% 5/6/21 (b)		515,000	561,350
Dutch Government 0.5% 7/15/26(Reg. S) (b)	EUR	500,000	576,503
Georgia Republic 6.875% 4/12/21 (b)		210,000	226,275
German Federal Republic 0.5% 2/15/26(Reg. S)	EUR	1,750,000	2,056,601
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	353,648
Hungarian Republic:
5.375% 3/25/24		268,000	300,141
5.75% 11/22/23		427,000	486,353
7.625% 3/29/41		454,000	642,864
Indonesian Republic:
3.375% 4/15/23 (b)		280,000	273,544
4.75% 1/8/26 (b)		295,000	309,487
5.25% 1/17/42 (b)		270,000	271,319
5.375% 10/17/23		200,000	219,402
5.95% 1/8/46 (b)		290,000	321,406
6.625% 2/17/37 (b)		525,000	608,641
6.75% 1/15/44 (b)		205,000	247,789
7.75% 1/17/38 (b)		1,070,000	1,376,204
8.5% 10/12/35 (Reg. S)		800,000	1,083,254
Irish Republic:
1% 5/15/26(Reg. S)	EUR	1,450,000	1,691,366
2% 2/18/45 (Reg.S)	EUR	1,325,000	1,617,199
5% 10/18/20	EUR	400,000	558,126
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		965,000	1,014,770
8.25% 4/15/24 (b)		200,000	212,422
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	5,103,001
5.5% 12/4/23		1,628,000	2,015,244
2.875% 3/16/26		265,000	264,989
Ivory Coast 5.75% 12/31/32		1,225,000	1,130,063
Japan Government:
0.1% 4/15/17	JPY	175,000,000	1,559,521
0.1% 12/20/20	JPY	505,100,000	4,550,904
0.3% 6/20/16	JPY	191,000,000	1,698,406
0.9% 3/20/22	JPY	100,000,000	947,274
0.9% 6/20/22	JPY	874,050,000	8,302,485
1.5% 12/20/44	JPY	170,000,000	1,891,306
1.9% 9/20/30	JPY	825,000,000	9,173,044
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	3,079,235
3% 6/30/25		1,179,000	1,255,345
Kazakhstan Republic:
5.125% 7/21/25 (b)		205,000	211,099
6.5% 7/21/45 (b)		285,000	295,973
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	669,414
Lebanese Republic:
4% 12/31/17		702,000	695,858
5.45% 11/28/19		255,000	250,502
6.375% 3/9/20		150,000	151,119
New Zealand Government 6% 5/15/21	NZD	1,000,000	814,084
Ontario Province 2.4% 6/2/26	CAD	5,200,000	4,022,508
Panamanian Republic:
6.7% 1/26/36		140,000	178,500
8.875% 9/30/27		75,000	107,438
9.375% 4/1/29		140,000	208,600
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		300,000	300,360
Peruvian Republic 4% 3/7/27 (n)		570,000	570,000
Philippine Republic:
7.75% 1/14/31		305,000	463,749
9.5% 2/2/30		300,000	506,777
Provincia de Cordoba 12.375% 8/17/17 (b)		890,000	936,725
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		459,375	446,742
Republic of Armenia:
6% 9/30/20 (b)		920,000	909,273
7.15% 3/26/25 (b)		400,000	393,760
Republic of Iceland 5.875% 5/11/22 (b)		240,000	277,333
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,202,250
Republic of Nigeria 5.125% 7/12/18 (b)		605,000	598,950
Republic of Serbia:
6.75% 11/1/24 (b)		832,658	859,928
7.25% 9/28/21 (b)		600,000	670,500
Republic of Singapore 3.25% 9/1/20	SGD	3,400,000	2,738,213
Russian Federation:
4.5% 4/4/22 (b)		200,000	204,888
4.875% 9/16/23 (b)		600,000	626,622
5% 4/29/20 (b)		300,000	314,970
5.625% 4/4/42 (b)		400,000	404,355
5.875% 9/16/43 (b)		800,000	825,480
12.75% 6/24/28 (Reg. S)		2,695,000	4,470,466
Spanish Kingdom:
2.75% 10/31/24 (Reg. S)	EUR	3,800,000	4,844,286
2.9% 10/31/46(Reg. S) (b)	EUR	1,350,000	1,610,902
Sweden Kingdom 3.5% 6/1/22	SEK	18,500,000	2,743,221
Switzerland Confederation 4.25% 6/5/17	CHF	3,050,000	3,361,328
Turkish Republic:
5.125% 3/25/22		185,000	194,470
5.625% 3/30/21		490,000	528,663
6.25% 9/26/22		275,000	305,800
6.75% 4/3/18		205,000	220,648
6.75% 5/30/40		495,000	580,437
6.875% 3/17/36		505,000	596,091
7% 3/11/19		345,000	381,743
7% 6/5/20		250,000	282,960
7.25% 3/5/38		345,000	425,316
7.375% 2/5/25		400,000	479,400
7.5% 11/7/19		945,000	1,077,551
8% 2/14/34		300,000	392,256
9.4% 7/8/20	TRY	1,375,000	484,554
11.875% 1/15/30		555,000	944,398
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		265,000	269,638
Ukraine Government:
0% 5/31/40 (b)(c)		304,000	99,372
7.75% 9/1/20 (b)		368,000	345,166
7.75% 9/1/21 (b)		328,000	303,643
7.75% 9/1/22 (b)		226,000	206,790
7.75% 9/1/23 (b)		105,000	94,983
7.75% 9/1/24 (b)		105,000	93,865
7.75% 9/1/25 (b)		105,000	93,077
7.75% 9/1/27 (b)		150,000	132,383
United Kingdom, Great Britain and Northern Ireland 1% 9/7/17	GBP	5,500,000	7,966,820
United Mexican States:
4% 10/2/23		488,000	511,180
4.6% 1/23/46		300,000	292,500
4.75% 3/8/44		204,000	203,490
5.55% 1/21/45		265,000	293,488
6.05% 1/11/40		217,000	254,433
6.5% 6/10/21	MXN	10,915,000	663,458
Uruguay Republic 7.875% 1/15/33 pay-in-kind		440,000	563,200
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		10,236	40,944
9.25% 9/15/27		1,145,000	458,000
11.95% 8/5/31 (Reg. S)		750,000	296,250
12.75% 8/23/22		440,000	189,200
Vietnamese Socialist Republic:
4% 3/12/28 (n)		1,965,417	1,923,652
4.8% 11/19/24 (b)		200,000	200,488
6.75% 1/29/20 (b)		400,000	443,252
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $174,985,171)			182,040,085

Supranational Obligations - 0.0%
European Investment Bank 1.125% 9/15/36 (Reg. S) (Cost $497,760)	EUR	450,000	519,224
		Shares	Value

Common Stocks - 4.2%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.3%
Chassix Holdings, Inc.		33,750	856,575
Chassix Holdings, Inc. warrants		1,921	0
Delphi Automotive PLC		13,500	1,012,770
Exide Technologies		2,115	0
Exide Technologies		7,052	0
Lear Corp.		9,700	1,078,349
Tenneco, Inc. (l)		14,900	767,499
			3,715,193
Automobiles - 0.0%
General Motors Co.		328	10,309
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (l)(o)		2,218	20,302
Hotels, Restaurants & Leisure - 0.2%
Extended Stay America, Inc. unit		86,800	1,414,840
Fiesta Restaurant Group, Inc. (l)		12,900	422,862
			1,837,702
Household Durables - 0.4%
CalAtlantic Group, Inc.		19,740	659,711
Harman International Industries, Inc.		14,700	1,308,888
Jarden Corp. (l)		12,200	719,190
Lennar Corp. Class A		26,700	1,291,212
Taylor Morrison Home Corp. (l)		39,500	557,740
			4,536,741
Internet & Catalog Retail - 0.0%
Expedia, Inc.		5,000	539,100
Media - 0.3%
AMC Networks, Inc. Class A (l)		17,000	1,103,980
Naspers Ltd. Class N		9,500	1,326,187
Sinclair Broadcast Group, Inc. Class A		50,200	1,543,650
			3,973,817
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (l)		8,500	509,235
Michael Kors Holdings Ltd. (l)		10,000	569,600
			1,078,835

TOTAL CONSUMER DISCRETIONARY			15,711,999

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		7,400	767,602
Ovation Acquisition I LLC (o)		158,313	1,583
			769,185
Food Products - 0.0%
Reddy Ice Holdings, Inc. (l)		5,683	4,092

TOTAL CONSUMER STAPLES			773,277

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (l)		14,400	142,992
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		7,975	93,068

TOTAL ENERGY			236,060

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (l)		314,563	3
The Blackstone Group LP		24,700	692,835
			692,838
Consumer Finance - 0.1%
OneMain Holdings, Inc. (l)		27,700	759,811

TOTAL FINANCIALS			1,452,649

HEALTH CARE - 0.7%
Biotechnology - 0.3%
Biogen, Inc. (l)		4,800	1,249,536
Celgene Corp. (l)		12,500	1,251,125
Gilead Sciences, Inc.		15,500	1,423,830
			3,924,491
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. (l)		27,100	2,115,155
Rotech Healthcare, Inc. (l)		6,069	138,616
			2,253,771
Life Sciences Tools & Services - 0.0%
Quintiles Transnational Holdings, Inc. (l)		8,200	533,820
Pharmaceuticals - 0.2%
Allergan PLC (l)		7,600	2,037,028

TOTAL HEALTH CARE			8,749,110

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (l)		106,500	734,737
Delta Air Lines, Inc.		10,800	525,744
			1,260,481
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (l)(o)		894,972	53,698
Marine - 0.0%
U.S. Shipping Partners Corp. (l)		644	129
U.S. Shipping Partners Corp. warrants 12/31/29 (l)		6,028	0
			129
Road & Rail - 0.1%
Avis Budget Group, Inc. (l)		19,900	544,464
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		15,600	501,072
HD Supply Holdings, Inc. (l)		37,300	1,233,511
Penhall Acquisition Co.:
Class A (l)		321	28,559
Class B (l)		107	9,520
United Rentals, Inc. (l)		25,100	1,560,969
			3,333,631
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(l)		31,897	262,780

TOTAL INDUSTRIALS			5,455,183

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
CDW Corp.		28,100	1,166,150
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (l)		32,900	2,600,087
Alphabet, Inc. Class A		2,600	1,983,540
Baidu.com, Inc. sponsored ADR (l)		3,400	648,992
Facebook, Inc. Class A (l)		10,400	1,186,640
			6,419,259
IT Services - 0.1%
MasterCard, Inc. Class A		8,900	841,050
PayPal Holdings, Inc. (l)		19,200	741,120
			1,582,170
Semiconductors & Semiconductor Equipment - 0.5%
Cypress Semiconductor Corp.		309	2,676
MagnaChip Semiconductor Corp. (l)		2,669	14,519
NXP Semiconductors NV (l)		16,117	1,306,605
Qorvo, Inc. (l)		32,495	1,638,073
Skyworks Solutions, Inc.		30,900	2,407,110
			5,368,983
Software - 0.1%
Electronic Arts, Inc. (l)		10,000	661,100
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		10,300	1,122,597

TOTAL INFORMATION TECHNOLOGY			16,320,259

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		5,700	487,806
Metals & Mining - 0.0%
Aleris Corp. (l)		2,037	20,981
Mirabela Nickel Ltd. (l)		217,900	13,864
			34,845

TOTAL MATERIALS			522,651

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (l)		34,700	1,329,010
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	5,529
TOTAL COMMON STOCKS
(Cost $55,171,254)			50,555,727

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (l)		2,286	19,237
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,500	1,378,710

TOTAL CONVERTIBLE PREFERRED STOCKS			1,397,947

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K 6.375%		26,704	742,905
TOTAL PREFERRED STOCKS
(Cost $2,183,917)			2,140,852
		Principal Amount(a)	Value

Bank Loan Obligations - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		423,680	417,324
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		656,700	647,670
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		245,000	232,750
			880,420
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		357,281	290,516
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		814,424	814,172
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		270,900	270,125
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		46,574	46,516
			1,421,329
Multiline Retail - 0.1%
Sears Holdings Corp. Tranche B, term loan 7/20/20 (p)		610,000	600,850

TOTAL CONSUMER DISCRETIONARY			3,319,923

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		285,000	283,219
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (c)		792,338	793,328
Tranche B, term loan 3.25% 11/19/17 (c)		358,246	357,350
			1,150,678

TOTAL CONSUMER STAPLES			1,433,897

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		325,188	323,563
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		220,763	215,244
			538,807
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		23,732	23,494
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,048,725	1,048,348
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		2,038,381	1,705,228
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		1,159,175	1,140,338
Transfirst, Inc.:
Tranche 2LN, term loan 10.5% 11/12/22 (c)		60,000	59,963
Tranche B 1LN, term loan 6.25% 11/12/21 (c)		49,376	49,314
			2,954,843
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)		462,117	460,227
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		267,300	40,095
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		224,380	214,283
			254,378

TOTAL MATERIALS			714,605

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		574,200	540,035
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (c)		114,954	109,781
Tranche D 2LN, term loan 4.1031% 3/31/19 (c)		230,046	219,694
			329,475

TOTAL TELECOMMUNICATION SERVICES			869,510

UTILITIES - 0.9%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		302,243	290,153
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		10,612,004	10,595,450

TOTAL UTILITIES			10,885,603

TOTAL BANK LOAN OBLIGATIONS
(Cost $22,168,856)			21,789,030

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation: (Cost $822,263)
Citibank 1.5625% 12/14/19 (c)		209,584	205,392
Goldman Sachs 1.56% 12/14/19 (c)		377,222	369,678
Mizuho 1.5625% 12/14/19 (c)		282,070	276,428
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $822,263)			851,498
		Shares	Value

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (q)
(Cost $76,143,932)		733,393	71,681,832
		Principal Amount(a)	Value

Preferred Securities - 2.8%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (b)(e)		770,000	794,528
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (e)		1,185,000	1,010,623
FINANCIALS - 2.6%
Banks - 2.1%
Banco Do Brasil SA 9% (b)(c)(e)		800,000	575,856
Bank of America Corp.:
5.125% (c)(e)		1,345,000	1,290,989
5.2% (c)(e)		2,762,000	2,588,915
6.25% (c)(e)		910,000	895,973
8% (c)(e)		255,000	253,056
8.125% (c)(e)		145,000	147,292
Barclays Bank PLC 7.625% 11/21/22		895,000	986,906
Citigroup, Inc.:
5.8% (c)(e)		1,130,000	1,105,693
5.9% (c)(e)		1,455,000	1,440,386
5.95% (c)(e)		2,675,000	2,604,304
6.3% (c)(e)		270,000	265,779
JPMorgan Chase & Co.:
5% (c)(e)		1,615,000	1,562,512
5.3% (c)(e)		865,000	886,307
6% (c)(e)		2,580,000	2,622,286
6.125% (c)(e)		725,000	760,903
6.75% (c)(e)		400,000	443,651
Wells Fargo & Co.:
5.875% (c)(e)		2,600,000	2,821,354
5.9% (c)(e)		3,065,000	3,159,549
7.98% (c)(e)		135,000	140,209
			24,551,920
Capital Markets - 0.3%
Bank of Scotland 7.281% (c)(e)	GBP	350,000	579,148
Goldman Sachs Group, Inc.:
5.375% (c)(e)		735,000	726,559
5.7% (c)(e)		1,701,000	1,700,818
Morgan Stanley 5.55% (c)(e)		870,000	867,817
			3,874,342
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(e)		850,000	849,632
Magnesita Finance Ltd. 8.625% (b)(e)		400,000	238,246
			1,087,878
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(e)	EUR	300,000	328,713
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(e)	EUR	400,000	436,438
Society of Lloyd's 7.421% (c)(e)	GBP	400,000	624,163
			1,389,314

TOTAL FINANCIALS			30,903,454

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(e)		2,650,000	1,128,071
7.5% (Reg. S) (e)		100,000	42,567
			1,170,638
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		1,220,000	477,889
TOTAL PREFERRED SECURITIES
(Cost $36,619,133)			34,357,132
		Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.39% (r)
(Cost $74,008,685)		74,008,685	74,008,685
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,210,075,820)			1,193,997,353
NET OTHER ASSETS (LIABILITIES) - 0.5%			6,410,084
NET ASSETS - 100%			$1,200,407,437

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
18 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	$3,937,500	$(35)
27 CBOT Ultra Long Term U.S. Treasury Note Contracts (United States)	June 2016	4,658,344	(29,802)
TOTAL FUTURES CONTRACTS		$8,595,844	$(29,837)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2018	$800,000	3-month LIBOR	1.25%	$(2,185)	$0	$(2,185)
LCH	Jun. 2021	500,000	3-month LIBOR	2.0%	(4,829)	0	(4,829)
CME	Jun. 2026	100,000	2.25%	3-month LIBOR	1,433	0	1,433
LCH	Jun. 2046	1,150,000	3-month LIBOR	2.5%	(19,743)	0	(19,743)

TOTAL INTEREST RATE SWAPS					$(25,324)	$0	$(25,324)

 (1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,638,886 or 20.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $212,293.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $167,294.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Non-income producing

 (m) Quantity represents share amount.

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,583 or 0.0% of net assets.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Ovation Acquisition I LLC	12/23/15	$1,583
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,805
Fidelity Floating Rate Central Fund	943,444
Total	$1,011,249

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$70,696,113	$1,002,078	$--	$71,681,832	5.0%
Total	$70,696,113	$1,002,078	$--	$71,681,832

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$15,711,999	$14,835,122	$20,302	$856,575
Consumer Staples	792,514	767,602	4,092	20,820
Energy	236,060	236,060	--	--
Financials	2,195,554	2,195,551	--	3
Health Care	10,127,820	9,989,204	--	138,616
Industrials	5,455,183	5,100,497	--	354,686
Information Technology	16,320,259	16,320,259	--	--
Materials	522,651	487,806	--	34,845
Telecommunication Services	1,329,010	1,329,010	--	--
Utilities	5,529	5,529	--	--
Corporate Bonds	520,748,413	--	520,368,912	379,501
U.S. Government and Government Agency Obligations	177,543,444	--	177,543,444	--
U.S. Government Agency - Mortgage Securities	9,226,889	--	9,226,889	--
Collateralized Mortgage Obligations	38,280,730	--	38,280,730	--
Commercial Mortgage Securities	10,253,812	--	10,253,812	--
Foreign Government and Government Agency Obligations	182,040,085	--	181,429,141	610,944
Supranational Obligations	519,224	--	519,224	--
Bank Loan Obligations	21,789,030	--	21,018,737	770,293
Sovereign Loan Participations	851,498	--	--	851,498
Fixed-Income Funds	71,681,832	71,681,832	--	--
Preferred Securities	34,357,132	--	34,357,132	--
Money Market Funds	74,008,685	74,008,685	--	--
Total Investments in Securities:	$1,193,997,353	$196,957,157	$993,022,415	$4,017,781
Derivative Instruments:
Assets
Swaps	$1,433	$--	$1,433	$--
Total Assets	$1,433	$--	$1,433	$--
Liabilities
Futures Contracts	$(29,837)	$(29,837)	$--	$--
Swaps	(26,757)	--	(26,757)	--
Total Liabilities	$(56,593)	$(29,837)	$(26,757)	$--
Total Derivative Instruments:	$(55,160)	$(29,837)	$(25,324)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,207,067,666. Net unrealized depreciation aggregated $13,070,313, of which $40,061,105 related to appreciated investment securities and $53,131,418 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

March 31, 2016

VIPTV-QTLY-0516
1.955029.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.4%
	Shares	Value
Domestic Equity Funds - 41.5%
Energy Select Sector SPDR ETF	5,176	$320,498
Fidelity Air Transportation Portfolio (a)	1,093	70,759
Fidelity Banking Portfolio (a)	99,985	2,328,645
Fidelity Blue Chip Growth Fund (a)	32,322	2,126,131
Fidelity Blue Chip Value Fund (a)	356,052	5,629,178
Fidelity Chemicals Portfolio (a)	12,604	1,676,394
Fidelity Construction and Housing Portfolio (a)	13,781	810,579
Fidelity Consumer Discretionary Portfolio (a)	174,884	6,002,030
Fidelity Consumer Staples Portfolio (a)	65,851	6,309,228
Fidelity Contrafund (a)	31,591	3,053,623
Fidelity Defense and Aerospace Portfolio (a)	24,583	2,773,961
Fidelity Electronics Portfolio (a)	11,725	892,847
Fidelity Energy Portfolio (a)	92,862	3,372,761
Fidelity Equity Dividend Income Fund (a)	104,412	2,607,173
Fidelity Financial Services Portfolio (a)	2,471	198,128
Fidelity Global Commodity Stock Fund (a)	4,679	44,123
Fidelity Health Care Portfolio (a)	1,248	227,911
Fidelity Health Care Services Portfolio (a)	26,842	2,221,712
Fidelity Industrial Equipment Portfolio (a)	17,770	668,879
Fidelity Industrials Portfolio (a)	127,228	3,847,369
Fidelity Insurance Portfolio (a)	37,318	2,524,536
Fidelity IT Services Portfolio (a)	41,643	1,666,563
Fidelity Low-Priced Stock Fund (a)	38,718	1,866,968
Fidelity Medical Equipment and Systems Portfolio (a)	119,433	4,195,674
Fidelity Mid Cap Value Fund (a)	1,788	40,267
Fidelity Pharmaceuticals Portfolio (a)	31,692	576,161
Fidelity Real Estate Investment Portfolio (a)	36,232	1,560,872
Fidelity Retailing Portfolio (a)	19,027	1,994,762
Fidelity Series Commodity Strategy Fund (a)(b)	8,896	43,503
Fidelity Small Cap Stock Fund (a)	26,172	457,223
Fidelity Software and IT Services Portfolio (a)	23,116	2,771,134
Fidelity Stock Selector Large Cap Value Fund (a)	184,797	3,076,862
Fidelity Technology Portfolio (a)	80,096	9,388,080
Fidelity Telecom and Utilities Fund (a)	9,193	225,036
Fidelity Telecommunications Portfolio (a)	52,574	3,491,427
Fidelity Utilities Portfolio (a)	24,684	1,783,391
Fidelity Value Discovery Fund (a)	27,247	635,410
KBW Regional Banking ETF	107,934	4,062,636
Vanguard Industrials ETF	7,223	759,860
Vanguard Materials ETF	4,437	435,625
Vanguard Telecommunication Services ETF	6,022	558,360
Vanguard Utilities ETF	6,938	746,043
Vanguard Value ETF	36,348	2,994,712

TOTAL DOMESTIC EQUITY FUNDS		91,037,034

International Equity Funds - 15.9%
Fidelity Europe Fund (a)	31,215	1,109,996
Fidelity International Capital Appreciation Fund (a)	17,374	288,590
Fidelity International Discovery Fund (a)	5,438	205,731
Fidelity International Small Cap Fund (a)	101,643	2,296,122
Fidelity International Small Cap Opportunities Fund (a)	322,624	4,810,330
Fidelity Japan Smaller Companies Fund (a)	134,183	1,897,346
Fidelity Nordic Fund (a)	22,410	1,078,167
Fidelity Overseas Fund (a)	431,099	17,218,077
Spartan International Index Fund Investor Class (a)	10,326	360,903
Vanguard Emerging Markets ETF	88,713	3,067,696
WisdomTree Europe Hedged Equity ETF	36,650	1,902,868
WisdomTree Japan Hedged Equity ETF	11,344	495,846

TOTAL INTERNATIONAL EQUITY FUNDS		34,731,672

TOTAL EQUITY FUNDS
(Cost $128,079,671)		125,768,706

Fixed-Income Funds - 31.3%
Fixed-Income Funds - 31.3%
Fidelity Corporate Bond Fund (a)	245,702	2,749,402
Fidelity High Income Fund (a)	28,215	227,127
Fidelity Inflation Protected Bond Fund (a)	528,415	6,420,237
Fidelity New Markets Income Fund (a)	31,836	476,261
Fidelity Real Estate Income Fund (a)	40,059	462,285
Fidelity Total Bond Fund (a)	3,479,214	36,566,538
iShares 20+ Year Treasury Bond ETF	2,282	298,052
iShares JPMorgan USD Emerging Markets Bond ETF	4,199	463,360
Spartan Inflation-Protected Bond Index Fund Investor Class (a)	681,644	6,673,300
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	351,230	4,822,387
Spartan U.S. Bond Index Fund Investor Class (a)	558,807	6,577,158
SPDR Lehman High Yield Bond ETF	84,639	2,898,886
TOTAL FIXED-INCOME FUNDS
(Cost $68,527,036)		68,634,993
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.3% 6/16/16 (c)
(Cost $9,994)	10,000	9,996
	Maturity Amount	Value

Cash Equivalents - 11.4%
Investments in repurchase agreements in a joint trading account at 0.3%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations) #
(Cost $24,974,000)	24,974,208	24,974,000
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $221,590,701)		219,387,695
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(169,487)
NET ASSETS - 100%		$219,218,208

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	June 2016	102,575	$3,604

The face value of futures purchased as a percentage of Net Assets is 0.0%

Security Type Abbreviations

ETF – Exchange Traded Funds

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,996.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$68,092	$--	$--	$--	$70,759
Fidelity Banking Portfolio	2,784,888	14,150	201,431	--	2,328,645
Fidelity Blue Chip Growth Fund	8,899,173	57,922	6,018,592	--	2,126,131
Fidelity Blue Chip Value Fund	5,817,657	99,199	298,194	--	5,629,178
Fidelity Chemicals Portfolio	1,236,411	914,508	505,836	--	1,676,394
Fidelity Construction and Housing Portfolio	864,046	171,144	199,157	--	810,579
Fidelity Consumer Discretionary Portfolio	4,893,218	1,098,854	49,513	--	6,002,030
Fidelity Consumer Staples Portfolio	6,189,852	1,254,475	1,484,126	--	6,309,228
Fidelity Contrafund	4,986,532	1,936,434	3,673,590	668	3,053,623
Fidelity Corporate Bond Fund	10,849,255	93,765	8,184,201	57,017	2,749,402
Fidelity Defense and Aerospace Portfolio	2,777,934	46,300	--	--	2,773,961
Fidelity Diversified International Fund	669,702	--	618,464	--	--
Fidelity Electronics Portfolio	477,825	409,446	--	--	892,847
Fidelity Emerging Asia Fund	434,189	--	393,967	--	--
Fidelity Energy Portfolio	3,053,811	301,883	89,202	--	3,372,761
Fidelity Energy Service Portfolio	42,788	--	39,076	--	--
Fidelity Equity Dividend Income Fund	--	2,440,158	--	--	2,607,173
Fidelity Europe Fund	5,179,160	--	3,645,073	--	1,109,996
Fidelity Financial Services Portfolio	1,356,675	--	992,657	--	198,128
Fidelity Global Commodity Stock Fund	--	43,746	--	--	44,123
Fidelity Health Care Portfolio	2,181,221	405,300	2,023,091	--	227,911
Fidelity Health Care Services Portfolio	2,241,999	22,624	--	--	2,221,712
Fidelity High Income Fund	220,912	3,354	--	3,354	227,127
Fidelity Industrial Equipment Portfolio	534,971	113,373	--	--	668,879
Fidelity Industrials Portfolio	4,078,221	753,075	1,024,899	--	3,847,369
Fidelity Inflation Protected Bond Fund	5,728,383	546,991	120,275	3,147	6,420,237
Fidelity Insurance Portfolio	2,242,763	271,652	--	--	2,524,536
Fidelity International Capital Appreciation Fund	--	271,142	--	--	288,590
Fidelity International Discovery Fund	447,051	203,536	420,651	--	205,731
Fidelity International Small Cap Fund	1,001,835	1,221,040	--	--	2,296,122
Fidelity International Small Cap Opportunities Fund	4,451,820	343,508	--	--	4,810,330
Fidelity IT Services Portfolio	987,894	654,654	--	--	1,666,563
Fidelity Japan Fund	1,492,678	--	1,342,865	--	--
Fidelity Japan Smaller Companies Fund	1,420,678	419,396	--	--	1,897,346
Fidelity Low-Priced Stock Fund	2,808,217	619,570	1,509,525	--	1,866,968
Fidelity Materials Portfolio	600,264	--	535,163	--	--
Fidelity Medical Equipment and Systems Portfolio	2,802,374	1,405,428	--	--	4,195,674
Fidelity Mega Cap Stock Fund	5,131	--	4,872	--	--
Fidelity Mid Cap Value Fund	1,979,419	--	1,822,673	--	40,267
Fidelity New Markets Income Fund	559,927	7,179	101,828	7,179	476,261
Fidelity Nordic Fund	--	1,010,436	--	--	1,078,167
Fidelity Overseas Fund	21,196,546	940,561	4,211,624	--	17,218,077
Fidelity Pharmaceuticals Portfolio	1,885,975	24,234	1,100,000	--	576,161
Fidelity Real Estate Income Fund	448,668	1,597	--	1,597	462,285
Fidelity Real Estate Investment Portfolio	996,749	464,767	--	670	1,560,872
Fidelity Retailing Portfolio	1,828,033	171,144	--	--	1,994,762
Fidelity Series Commodity Strategy Fund	--	43,746	--	--	43,503
Fidelity Small Cap Stock Fund	1,023,296	--	496,990	--	457,223
Fidelity Software and IT Services Portfolio	2,126,558	661,951	11,014	--	2,771,134
Fidelity Stock Selector Large Cap Value Fund	2,627,784	376,268	--	--	3,076,862
Fidelity Technology Portfolio	9,784,564	481,325	721,647	--	9,388,080
Fidelity Telecom and Utilities Fund	--	201,770	--	--	225,036
Fidelity Telecommunications Portfolio	2,372,730	818,881	2,650	--	3,491,427
Fidelity Total Bond Fund	37,772,328	1,337,799	3,406,738	284,796	36,566,538
Fidelity Utilities Portfolio	465,956	1,415,665	272,129	--	1,783,391
Fidelity Value Discovery Fund	905,832	346,400	629,334	--	635,410
Spartan Inflation-Protected Bond Index Fund Investor Class	6,379,763	14,287	--	--	6,673,300
Spartan International Index Fund Investor Class	826,554	--	397,592	--	360,903
Spartan Long-Term Treasury Bond Index Fund Investor Class	4,201,487	335,905	37,514	29,431	4,822,387
Spartan U.S. Bond Index Fund Investor Class	--	18,727,309	12,139,166	38,762	6,577,158
Total	$191,209,789	$43,517,851	$58,725,319	$426,621	$175,399,257

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$125,768,706	$125,768,706	$--	$--
Fixed-Income Funds	68,634,993	68,634,993	--	--
Other Short-Term Investments	9,996	--	9,996	--
Cash Equivalents	24,974,000	--	24,974,000	--
Total Investments in Securities:	$219,387,695	$194,403,699	$24,983,996	$--
Derivative Instruments:
Assets
Futures Contracts	$3,604	$3,604	$--	$--
Total Assets	$3,604	$3,604	$--	$--
Total Derivative Instruments:	$3,604	$3,604	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$24,974,000 due 4/01/16 at 0.30%
Deutsche Bank Securities, Inc.	$24,974,000
$24,974,000

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $222,409,501. Net unrealized depreciation aggregated $3,021,806, of which $3,346,363 related to appreciated investment securities and $6,368,169 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016